Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	SERVICEMASTER CO
Entity Central Index Key	0001052045
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer

Consolidated Statements of Operations and Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Operations and Comprehensive (Loss) Income
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	1,861,669	1,813,706	1,777,304
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense (Income)
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
(Benefit) provision for income taxes	(114,260)	43,912	10,945
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
Loss from discontinued operations, net of income taxes	(200)	(27,016)	(31,998)
Net (Loss) Income	(713,543)	40,821	(14,559)
Net unrealized gains (losses) on securities:
Unrealized (losses) gains	(692)	3,092	2,808
Reclassification adjustment for net losses (gains) realized	1,657	(3,787)	(1,225)
Net unrealized gains (losses) on securities	965	(695)	1,583
Net unrealized gains on derivative instruments:
Unrealized losses	(571)	(3,419)	(24,901)
Reclassification adjustment for net losses realized	12,810	16,733	27,535
Net unrealized gains on derivative instruments	12,239	13,314	2,634
Foreign currency translation	(426)	(1,460)	2,186
Other Comprehensive Income, Net of Income Taxes	12,778	11,159	6,403
Total Comprehensive (Loss) Income	$ (700,765)	$ 51,980	$ (8,156)

Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930
Marketable securities	19,347	12,026
Receivables, less allowances of $21,347 and $20,362, respectively	403,705	374,200
Inventories	56,562	59,643
Prepaid expenses and other assets	37,344	38,295
Deferred customer acquisition costs	33,921	30,403
Deferred taxes	107,499	90,609
Assets of discontinued operations		17
Total Current Assets	1,081,123	934,123
Property and Equipment:
At cost	633,582	541,817
Less: accumulated depreciation	(293,534)	(235,058)
Net Property and Equipment	340,048	306,759
Other Assets:
Goodwill	2,412,251	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	2,373,469	2,543,539
Notes receivable	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Self-insured claims and related expenses	83,035	73,071
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Deferred revenue	483,897	473,242
Liabilities of discontinued operations	905	805
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Deferred taxes	934,271	1,036,693
Liabilities of discontinued operations		2,070
Other long-term obligations, primarily self-insured claims	114,855	133,052
Total Other Long-Term Liabilities	1,049,126	1,171,815
Commitments and Contingencies (See Note 9)
Shareholder's Equity:
Common stock $0.01 par value, authorized 1,000 shares; issued 1,000 shares
Additional paid-in capital	1,471,789	1,464,293
Retained deficit	(923,705)	(210,162)
Accumulated other comprehensive income (loss)	6,566	(6,212)
Total Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	$ 6,410,914	$ 7,146,823

Consolidated Statements of Financial Position (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Financial Position
Allowance for receivables (in dollars)	$ 21,347	$ 20,362
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000	1,000
Common stock, shares issued (in shares)	1,000	1,000

Consolidated Statements of Shareholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Comprehensive (Loss) Income
Balance at Dec. 31, 2009	$ 1,186,331	$ 0	$ 1,446,529	$ (236,424)	$ (23,774)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	(14,559)			(14,559)		(14,559)
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	1,583				1,583	1,583
Net unrealized gain on derivative instruments	2,634				2,634	2,634
Foreign currency translation	2,186				2,186	2,186
Total Comprehensive (Loss) Income	(8,156)			(14,559)	6,403	(8,156)
Stock-based employee compensation-contribution from Holdings	9,352		9,352
Balance at Dec. 31, 2010	1,187,527	0	1,455,881	(250,983)	(17,371)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	40,821			40,821		40,821
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	(695)				(695)	(695)
Net unrealized gain on derivative instruments	13,314				13,314	13,314
Foreign currency translation	(1,460)				(1,460)	(1,460)
Total Comprehensive (Loss) Income	51,980			40,821	11,159	51,980
Stock-based employee compensation-contribution from Holdings	8,412		8,412
Balance at Dec. 31, 2011	1,247,919	0	1,464,293	(210,162)	(6,212)
Increase (Decrease) in Stockholders' Equity
Net loss (income)	(713,543)			(713,543)		(713,543)
Other comprehensive income, net of tax:
Net unrealized gain (loss) on securities	965				965	965
Net unrealized gain on derivative instruments	12,239				12,239	12,239
Foreign currency translation	(426)				(426)	(426)
Total Comprehensive (Loss) Income	(700,765)			(713,543)	12,778	(700,765)
Stock-based employee compensation-contribution from Holdings	7,119		7,119
Other	377		377
Balance at Dec. 31, 2012	$ 554,650	$ 0	$ 1,471,789	$ (923,705)	$ 6,566

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Cash Flows
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Cash Flows from Operating Activities from Continuing Operations:
Net (Loss) Income	(713,543)	40,821	(14,559)
Adjustments to reconcile net (loss) income to net cash provided from operating activities:
Loss from discontinued operations, net of income taxes	200	27,016	31,998
Equity in losses of joint venture	226
Depreciation expense	80,944	72,084	60,625
Amortization expense	65,298	91,352	136,000
Amortization of debt issuance costs	13,275	14,061	14,503
Loss on extinguishment of debt	55,554	774
Call premium paid on retirement of debt	(42,893)
Premium received on issuance of debt	3,000
Deferred income tax (benefit) provision	(123,759)	35,048	4,455
Stock-based compensation expense	7,119	8,412	9,352
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Cash payments related to restructuring charges	(17,342)	(7,530)	(10,789)
Change in working capital, net of acquisitions:
Current income taxes	657	(2,856)	(6,757)
Receivables	(25,734)	(22,992)	(32,914)
Inventories and other current assets	7,898	1,538	(238)
Accounts payable	6,495	2,581	11,899
Deferred revenue	9,173	22,134	(1,928)
Accrued liabilities	(41,218)	(33,642)	2,427
Other, net	22,209	1,338	7,022
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(73,228)	(96,540)	(134,234)
Sale of equipment and other assets	2,197	4,605	1,355
Acquisition of The ServiceMaster Company		(35)	(2,245)
Other business acquisitions, net of cash acquired	(46,138)	(44,365)	(57,941)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Flows from Discontinued Operations:
Cash (used for) provided from operating activities	(802)	(5,888)	6,776
Cash (used for) provided from investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(4,413)	18,629	(3,701)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	$ 422,745	$ 328,930	$ 252,698

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Significant Accounting Policies

Note 1. Significant Accounting Policies

        The Consolidated Financial Statements include the accounts of ServiceMaster and its majority-owned subsidiary partnerships, limited liability companies and corporations. All consolidated ServiceMaster subsidiaries are wholly owned. Intercompany transactions and balances have been eliminated.

        Summary:    The preparation of the Consolidated Financial Statements requires management to make certain estimates and assumptions required under GAAP which may differ from actual results. The more significant areas requiring the use of management estimates relate to revenue recognition; the allowance for uncollectible receivables; accruals for self-insured retention limits related to medical, workers' compensation, auto and general liability insurance claims; accruals for home warranties and termite damage claims; the possible outcome of outstanding litigation; accruals for income tax liabilities as well as deferred tax accounts; the deferral and amortization of customer acquisition costs; useful lives for depreciation and amortization expense; the valuation of marketable securities; and the valuation of tangible and intangible assets. In 2012, there have been no changes in the significant areas that require estimates or in the underlying methodologies used in determining the amounts of these associated estimates.

        The allowance for receivables is developed based on several factors including overall customer credit quality, historical write-off experience and specific account analyses that project the ultimate collectability of the outstanding balances. As such, these factors may change over time causing the reserve level to vary.

        The Company carries insurance policies on insurable risks at levels which it believes to be appropriate, including workers' compensation, auto and general liability risks. The Company purchases insurance from third-party insurance carriers. These policies typically incorporate significant deductibles or self-insured retentions. The Company is responsible for all claims that fall within the retention limits. In determining the Company's accrual for self-insured claims, the Company uses historical claims experience to establish both the current year accrual and the underlying provision for future losses. This actuarially determined provision and related accrual include both known claims, as well as incurred but not reported claims. The Company adjusts its estimate of accrued self-insured claims when required to reflect changes based on factors such as changes in health care costs, accident frequency and claim severity.

        Accruals for home warranty claims in the American Home Shield business are made based on the Company's claims experience and actuarial projections. Termite damage claim accruals in the Terminix business are recorded based on both the historical rates of claims incurred within a contract year and the cost per claim. Current activity could differ causing a change in estimates. The Company has certain liabilities with respect to existing or potential claims, lawsuits, and other proceedings. The Company accrues for these liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Any resulting adjustments, which could be material, are recorded in the period identified.

        The Company records deferred income tax balances based on the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and income tax purposes. The Company records its deferred tax items based on the estimated value of the tax basis. The Company adjusts tax estimates when required to reflect changes based on factors such as changes in tax laws, relevant court decisions, results of tax authority reviews and statutes of limitations. The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes potential interest and penalties related to its uncertain tax positions in income tax expense.

        Revenue:    Revenues from lawn care and pest control services, as well as liquid and fumigation termite applications, are recognized as the services are provided. The Company eradicates termites through the use of non-baiting methods (e.g., fumigation or liquid treatments) and baiting systems. Termite services using baiting systems, termite inspection and protection contracts, as well as home warranties, are frequently sold through annual contracts for a one-time, upfront payment. Direct costs of these contracts (service costs for termite contracts and claim costs for home warranties) are expensed as incurred. The Company recognizes revenue over the life of these contracts in proportion to the expected direct costs. Those costs bear a direct relationship to the fulfillment of the Company's obligations under the contracts and are representative of the relative value provided to the customer (proportional performance method). The Company regularly reviews its estimates of direct costs for its termite bait contracts and home warranties and adjusts the estimates when appropriate.

        The Company has franchise agreements in its Terminix, TruGreen, ServiceMaster Clean, AmeriSpec, Furniture Medic and Merry Maids businesses. Franchise revenue (which in the aggregate represents approximately four percent of annual consolidated operating revenue from continuing operations) consists principally of continuing monthly fees based upon the franchisee's customer level revenue. Monthly fee revenue is recognized when the related customer level revenue is reported by the franchisee and collectability is reasonably assured. Franchise revenue also includes initial fees resulting from the sale of a franchise or license. These initial franchise or license fees are pre-established fixed amounts and are recognized as revenue when collectability is reasonably assured and all material services or conditions relating to the sale have been substantially performed. Total profits from the franchised operations were $73.0 million, $74.1 million and $70.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Consolidated operating loss from continuing operations was $532.8 million for the year ended December 31, 2012 and consolidated operating income was $375.5 million and $306.7 million for the years ended December 31, 2011 and 2010, respectively. The Company evaluates the performance of its franchise businesses based primarily on operating profit before corporate general and administrative expenses, interest expense and amortization of intangible assets. The portion of total franchise fee income related to initial fees received from the sale of franchises was immaterial to the Company's Consolidated Financial Statements for all periods.

        Revenues are presented net of sales taxes collected and remitted to government taxing authorities in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income.

        The Company had $483.9 million and $473.2 million of deferred revenue as of December 31, 2012 and 2011, respectively. Deferred revenue consists primarily of payments received for annual contracts relating to home warranties, termite baiting, termite inspection, pest control and lawn care services.

        Deferred Customer Acquisition Costs:    Customer acquisition costs, which are incremental and direct costs of obtaining a customer, are deferred and amortized over the life of the related contract in proportion to revenue recognized. These costs include sales commissions and direct selling costs which can be shown to have resulted in a successful sale. Deferred customer acquisition costs amounted to $33.9 million and $30.4 million as of December 31, 2012 and 2011, respectively.

        Interim Reporting:    TruGreen has significant seasonality in its business. In the winter and spring, this business sells a series of lawn applications to customers which are rendered primarily in March through October (the production season). This business incurs incremental selling expenses at the beginning of the year that directly relate to successful sales for which the revenues are recognized in later quarters. On an interim basis, TruGreen defers these incremental selling expenses, pre-season advertising costs and annual repairs and maintenance costs that are incurred primarily in the first quarter. These costs are deferred and recognized in proportion to the revenue generated over the production season and are not deferred beyond the calendar year-end. Other business segments of the Company also defer, on an interim basis, advertising costs incurred early in the year. These pre-season costs are deferred and recognized approximately in proportion to revenue over the balance of the year and are not deferred beyond the calendar year-end.

        Advertising:    As discussed in the "Interim Reporting" note above, certain pre-season advertising costs are deferred and recognized approximately in proportion to the revenue over the year. Certain other advertising costs are expensed when the advertising occurs. The cost of direct-response advertising at Terminix, consisting primarily of direct-mail promotions, is capitalized and amortized over its expected period of future benefits. Advertising expense for the years ended December 31, 2012, 2011 and 2010 was $163.9 million, $161.0 million and $159.2 million, respectively.

        Inventory:    Inventories are recorded at the lower of cost (primarily on a weighted average cost basis) or market. The Company's inventory primarily consists of finished goods to be used on the customers' premises or sold to franchisees.

  Property and Equipment, Intangible Assets and Goodwill:

        Property and equipment consist of the following:

	Balance as of December 31,
			Estimated Useful Lives (Years)
(In millions)	2012	2011
Land	$21.7	$22.9	N/A
Buildings and improvements	77.4	76.0	10 - 40
Technology and communications	259.0	207.0	3 - 7
Machinery, production equipment and vehicles	255.7	216.7	3 - 9
Office equipment, furniture and fixtures	19.7	19.2	5 - 7

	633.5	541.8
Less accumulated depreciation	(293.5)	(235.0)

Net property and equipment	$340.0	$306.8

        Depreciation of property and equipment, including depreciation of assets held under capital leases, was $80.9 million, $72.1 million and $60.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Intangible assets consisted primarily of goodwill in the amount of $2.412 billion and $3.162 billion, indefinite-lived trade names in the amount of $2.215 billion and $2.334 billion, and other intangible assets in the amount of $158.7 million and $210.0 million as of December 31, 2012 and 2011, respectively.

        Fixed assets and intangible assets with finite lives are depreciated and amortized on a straight-line basis over their estimated useful lives. These lives are based on the Company's previous experience for similar assets, potential market obsolescence and other industry and business data. As required by accounting standards for the impairment or disposal of long-lived assets, the Company's long-lived assets, including fixed assets and intangible assets (other than goodwill), are tested for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If the carrying value is no longer recoverable based upon the undiscounted future cash flows of the asset, an impairment loss would be recognized equal to the difference between the carrying amount and the fair value of the asset. Changes in the estimated useful lives or in the asset values could cause the Company to adjust its book value or future expense accordingly.

        As required under accounting standards for goodwill and other intangibles, goodwill is not subject to amortization, and intangible assets with indefinite useful lives are not amortized until their useful lives are determined to no longer be indefinite. Goodwill and intangible assets that are not subject to amortization are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. The Company adopted the provisions of ASU 2011-08, "Testing Goodwill for Impairment," in the fourth quarter of 2011. This ASU gives entities the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not greater than its carrying amount, the two-step impairment test would not be required. For the 2012 annual goodwill impairment review performed as October 1, 2012, the Company did not perform qualitative assessments on any reporting units, but instead completed Step 1 of the goodwill impairment test for all reporting units. For the 2011 annual goodwill impairment review performed as of October 1, 2011, the Company performed qualitative assessments on the Terminix, American Home Shield and ServiceMaster Clean reporting units. Based on these assessments, the Company determined that, more likely than not, the fair values of Terminix, American Home Shield and ServiceMaster Clean were greater than their respective carrying amounts. As a result, the two-step goodwill impairment test was not performed for Terminix, American Home Shield and ServiceMaster Clean in 2011.

        As permitted under accounting standards for goodwill and other intangibles prior to the adoption of ASU 2011-08, the Company carried forward a reporting unit's valuation from the most recent valuation under the following conditions: the assets and liabilities of the reporting unit have not changed significantly since the most recent fair value calculation, the most recent fair value calculation resulted in an amount that exceeded the carrying amount of the reporting unit by a substantial margin and, based on the facts and circumstances of events that have occurred since the last fair value determination, the likelihood that a current fair value calculation would result in an impairment would be remote. For the 2010 annual goodwill impairment review performed as of October 1, 2010, the Company carried forward the valuations of the Terminix and ServiceMaster Clean reporting units completed as of October 1, 2009. The Company did not carry forward the valuations for any trade names for the 2010 annual trade name impairment review.

        Goodwill impairment is determined using a two-step process. The first step involves a comparison of the estimated fair value of a reporting unit to its carrying amount, including goodwill. In performing the first step, the Company determines the fair value of a reporting unit using a combination of a DCF analysis, a market-based comparable approach and a market-based transaction approach. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, terminal growth rates, the amount and timing of expected future cash flows, as well as relevant comparable company earnings multiples for the market-based comparable approach and relevant transaction multiples for the market-based transaction approach. The cash flows employed in the DCF analyses are based on the Company's most recent budget and, for years beyond the budget, the Company's estimates, which are based on estimated growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the future cash flows of the respective reporting units. In addition, the market-based comparable and transaction approaches utilize comparable company public trading values, comparable company historical results, research analyst estimates and, where available, values observed in private market transactions. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired and the second step of the impairment test is not necessary. If the carrying amount of a reporting unit exceeds its estimated fair value, then the second step of the goodwill impairment test must be performed. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with its goodwill carrying amount to measure the amount of impairment, if any. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. In other words, the estimated fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment is recognized in an amount equal to that excess.

        The impairment test for other intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using a DCF valuation analysis. The DCF methodology used to value trade names is known as the relief from royalty method and entails identifying the hypothetical cash flows generated by an assumed royalty rate that a third party would pay to license the trade names and discounting them back to the valuation date. Significant judgments inherent in this analysis include the selection of appropriate discount rates and hypothetical royalty rates, estimating the amount and timing of estimated future cash flows attributable to the hypothetical royalty rates and identification of appropriate terminal growth rate assumptions. The discount rates used in the DCF analyses are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

        Goodwill and indefinite-lived intangible assets, primarily the Company's trade names, are assessed annually for impairment during the fourth quarter or earlier upon the occurrence of certain events or substantive changes in circumstances. The Company performed an interim goodwill impairment analysis at TruGreen as of September 30, 2012 that resulted in a pre-tax non-cash goodwill impairment of $794.2 million. During the fourth quarter of 2012, the Company finalized its September 30, 2012 TruGreen valuation resulting in a $4.0 million adjustment to goodwill decreasing the 2012 goodwill impairment charge to $790.2 million. The Company's 2012, 2011, and 2010 annual impairment analyses, which were performed as of October 1 of each year, did not result in any goodwill impairments.

        The Company performed an interim trade name impairment analysis at TruGreen as of June 30, 2012 resulting in a pre-tax non-cash trade name impairment charge of $67.7 million recorded in the second quarter of 2012. Further, the Company performed an interim trade name impairment analysis at TruGreen as of September 30, 2012 resulting in a pre-tax non-cash trade name impairment charge of $51.0 million recorded in the third quarter of 2012.

        The Company's annual trade name impairment analyses, which were performed as of October 1 of each year, resulted in pre-tax non-cash impairment of $36.7 million in 2011 related to the TruGreen trade name. The Company's October 1, 2012 and 2010 trade name impairment analyses did not result in any trade name impairments. The impairment charges by business segment for the years ended December 31, 2012 and 2011, as well as the remaining value of the trade names not subject to amortization by business segment as of December 31, 2012 and 2011 are as follows:

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters(1)	Total
Balance at December 31, 2009 and 2010	$875,100	$762,200	$140,400	$152,600	$439,900	$2,370,200
2011 Impairment	—	(36,700)	—	—	—	(36,700)

Balance at December 31, 2011	875,100	725,500	140,400	152,600	439,900	2,333,500
2012 Impairment	—	(118,700)	—	—	—	(118,700)

Balance at December 31, 2012	$875,100	$606,800	$140,400	$152,600	$439,900	$2,214,800

(1)
The Other Operations and Headquarters segment includes Merry Maids.

        The goodwill impairment charge recorded in 2012 was primarily attributable to a decline in forecasted 2012 cash flows and a decrease in projected future growth in cash flows at TruGreen over a defined projection period as of September 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. The changes in projected cash flows at TruGreen were in part a consequence of the shift in strategy for TruGreen described in "Segment Review—TruGreen Segment" in Management's Discussion and Analysis in Item 7 of this Form 10-K. Although the Company projected future growth in cash flows at TruGreen as a part of its September 30, 2012 impairment analysis, total cash flows and projected growth in those cash flows were lower than that projected at the time TruGreen was tested for impairment in 2011. The long-term growth rates used in the impairment tests at September 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rate used in the September 30, 2012 impairment test was 50 bps lower than the discount rate used in the October 1, 2011 impairment test for TruGreen. The decrease in the discount rate is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the last analysis in 2011.

        Based on the revenue results at TruGreen in the first six months of 2012 and a then lower revenue outlook for the remainder of 2012 and future years, the Company concluded that there was an impairment indicator requiring the performance of an interim indefinite-lived intangible asset impairment test for the TruGreen trade name as of June 30, 2012. That impairment analysis resulted in a $67.7 million impairment charge recorded in the second quarter of 2012. Based on the revenue results of TruGreen in the third quarter of 2012 and the revised outlook for the remainder of the year and future years, the Company performed another impairment analysis on its TruGreen trade name to determine its fair value as of September 30, 2012. Based on the revised projected revenue for TruGreen as compared to the projections used in the second quarter 2012 impairment test, the Company determined the fair value attributable to the TruGreen trade name was less than its carrying value by $51.0 million, which was recorded as a trade name impairment in the third quarter of 2012.

        The impairment charge recorded in the second quarter of 2012 was primarily attributable to a decrease in projected future growth in revenue at TruGreen over a defined projection period as of June 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. The third quarter impairment charge was primarily attributable to a further reduction in projected revenue growth as compared to expectations in the second quarter of 2012. Although the Company projected future growth in revenue at TruGreen over a defined projection period as a part of its September 30, 2012 impairment analysis, such growth was lower than the revenue growth projected at the time the trade name was tested for impairment in the second quarter of 2012. The long-term revenue growth rates used for periods after the defined projection period in the impairment tests at September 30, 2012, June 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rates used in the September 30, 2012 and June 30, 2012 impairment tests were the same, but were 50 bps lower than the discount rate used in the October 1, 2011 impairment test for the TruGreen trade name. The decrease in the discount rate from 2011 is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the last analysis.

        The impairment charge in 2011 was primarily attributable to the use of higher discount rates in the DCF valuation analyses as compared to the discount rates used in the 2010 impairment analyses. Although the projected future growth in cash flows in 2011 were slightly higher than in the 2010 valuation, the increase in the discount rates more than offset the improved cash flows. The increase in the discount rates is primarily attributable to changes in market conditions which indicated a lower risk tolerance in 2011 as compared to 2010. This lower risk tolerance is exhibited through the marketplace's desire for higher returns in order to accept market risk. The long-term revenue growth rates used in the analyses for the October 1, 2011 and 2010 impairment tests were the same and in line with historical U.S. gross domestic product growth rates.

        As a result of the trade name impairment recorded in 2012, the carrying value of the TruGreen trade name was adjusted to its estimated fair value as of September 30, 2012. Any further decline in the estimated fair value of this trade name will result in additional trade name impairment. It is possible that such impairment, if required, could be material and may need to be recorded prior to the fourth quarter of 2013 (i.e., during an interim period) if the Company's results of operations or other factors require an impairment test at an interim date.

        Fair Value of Financial Instruments and Credit Risk:    See Note 19 for information relating to the fair value of financial instruments.

        Financial instruments, which potentially subject the Company to financial and credit risk, consist principally of investments and receivables. Investments consist primarily of publicly traded debt and common equity securities. The Company periodically reviews its portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which it competes. The majority of the Company's receivables have little concentration of credit risk due to the large number of customers with relatively small balances and their dispersion across geographical areas. The Company maintains an allowance for losses based upon the expected collectability of receivables.

        Income Taxes:    The Company is included in the consolidated U.S. federal income tax return of Holdings. State and local returns are filed both on a separate company basis and on a combined unitary basis with Holdings. Current and deferred income taxes are provided for on a separate company basis. The Company accounts for income taxes using an asset and liability approach for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.

        The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in its tax return. The Company recognizes potential interest and penalties related to its uncertain tax positions in income tax expense.

        Stock-Based Compensation:    The Company accounts for stock-based compensation under accounting standards for share based payments, which require that stock options, restricted stock units and share grants be measured at fair value and this value is recognized as compensation expense over the vesting period.

  Newly Issued Accounting Statements and Positions:

        In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This ASU is the result of joint efforts by the FASB and the International Accounting Standards Board to develop converged guidance on how to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, it expands existing disclosure requirements for fair value measurements and makes other amendments, many of which eliminate unnecessary wording differences between U.S. GAAP and IFRS. This ASU is effective for interim and annual periods beginning after December 15, 2011 (calendar year 2012). The Company adopted the required provisions of this standard during the first quarter of 2012. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Presentation of Comprehensive Income," to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income," to effectively defer the changes from ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (calendar year 2012) and must be applied retrospectively to all periods upon adoption. The Company adopted the required provisions of this standard during the first quarter of 2012. The adoption of this standard changed the presentation of the Company's consolidated financial statements.

        In July 2012, the FASB issued ASU 2012-02, "Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment," which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. This standard allows an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If entities determine, on the basis of the qualitative assessment, that the fair value of the indefinite-lived intangible asset is more likely than not greater than its carrying amount, the quantitative impairment test would not be required. Otherwise, further testing would be needed. This standard revises the examples of events and circumstances that an entity should consider in interim periods, but it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. The amendments in this standard are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

Acquisition of ServiceMaster	12 Months Ended
Dec. 31, 2012
Acquisition of ServiceMaster
Acquisition of ServiceMaster

Note 2. Acquisition of ServiceMaster

        On the Closing Date, ServiceMaster was acquired pursuant to the Merger, and, immediately following the completion of the Merger, all of the outstanding common stock of Holdings, the ultimate parent company of ServiceMaster, was owned by investment funds sponsored by, or affiliated with, the Equity Sponsors.

        Equity contributions totaling $1.431 billion, together with (i) borrowings under a then new $1.150 billion senior unsecured interim loan facility, (the "Interim Loan Facility"), (ii) borrowings under a then new $2.650 billion Term Loan Facility, and (iii) cash on hand at ServiceMaster, were used, among other things, to finance the aggregate Merger consideration, to make payments in satisfaction of other equity-based interests in ServiceMaster under the Merger agreement, to settle existing interest rate swaps, to redeem or provide for the repayment of certain of the Company's existing indebtedness and to pay related transaction fees and expenses. In addition, letters of credit issued under a new $150.0 million pre-funded letter of credit facility were used to replace and/or secure letters of credit previously issued under a ServiceMaster credit facility that was terminated as of the Closing Date. On the Closing Date, the Company also entered into, but did not then draw under, the Revolving Credit Facility.

        In connection with the Merger and the related transactions (the "Transactions"), ServiceMaster retired certain of its existing indebtedness, including ServiceMaster's $179.0 million, 7.875 percent notes due August 15, 2009 (the "2009 Notes"). On the Closing Date, the 2009 Notes were called for redemption, and they were redeemed on August 29, 2007. Additionally, the Company utilized a portion of the proceeds from the Term Facilities to repay at maturity ServiceMaster's $49.2 million, 6.95 percent notes due August 15, 2007.

        The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one-to-one basis into the 2015 Notes. The 2015 Notes were issued pursuant to a refinancing indenture. In connection with the issuance of the 2015 Notes, ServiceMaster entered into the Registration Rights Agreement, pursuant to which ServiceMaster filed with the SEC a registration statement with respect to the resale of the 2015 Notes, which was declared effective on January 16, 2009. ServiceMaster deregistered the 2015 Notes in accordance with the terms of the Registration Rights Agreement, and the effectiveness of the registration statement was terminated on November 19, 2009. See Note 12 for a description of the Company's indebtedness.

        Upon consummation of the Merger, ServiceMaster de-listed its shares of common stock from the New York Stock Exchange (the "NYSE") and deregistered under Section 12 of the Securities Exchange Act of 1934. The last day of trading of ServiceMaster common stock on the NYSE was July 24, 2007.

Business Segment Reporting	12 Months Ended
Dec. 31, 2012
Business Segment Reporting
Business Segment Reporting

Note 3. Business Segment Reporting

        The business of the Company is conducted through five reportable segments: Terminix, TruGreen, American Home Shield, ServiceMaster Clean and Other Operations and Headquarters.

        In accordance with accounting standards for segments, the Company's reportable segments are strategic business units that offer different services. The Terminix segment provides termite and pest control services to residential and commercial customers and distributes pest control products. The TruGreen segment provides residential and commercial lawn, tree and shrub care services. The American Home Shield segment provides home warranties and preventative maintenance contracts for household systems and appliances. The ServiceMaster Clean segment provides residential and commercial disaster restoration, janitorial and cleaning services through franchises primarily under the ServiceMaster and ServiceMaster Clean brand names, on-site wood furniture repair and restoration services primarily under the Furniture Medic brand name and home inspection services primarily under the AmeriSpec brand name. The Other Operations and Headquarters segment includes the franchised and Company-owned operations of Merry Maids, which provide home cleaning services. The Other Operations and Headquarters segment also includes SMAC, our financing subsidiary exclusively dedicated to providing financing to our franchisees and retail customers of our operating units, and the Company's headquarters operations, which provide various technology, marketing, finance, legal and other support services to the business units. The composition of our reportable segments is consistent with that used by our chief operating decision maker to evaluate performance and allocate resources.

        Information regarding the accounting policies used by the Company is described in Note 1. The Company derives substantially all of its revenue from customers and franchisees in the United States with less than two percent generated in foreign markets. Operating expenses of the business units consist primarily of direct costs. Identifiable assets are those used in carrying out the operations of the business unit and include intangible assets directly related to its operations.

        Segment information for continuing operations is presented below:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Revenue:
Terminix	$1,265,417	$1,193,075	$1,157,346
TruGreen	979,081	1,100,741	1,096,667
American Home Shield	720,860	686,737	656,572
ServiceMaster Clean	139,441	138,691	132,132
Other Operations and Headquarters	88,482	86,628	84,677

Total Operating Revenue	$3,193,281	$3,205,872	$3,127,394

Operating Income (Loss):(1)(2)(3)
Terminix	$236,160	$220,622	$199,750
TruGreen	(805,022)	129,324	112,312
American Home Shield	126,098	94,869	68,380
ServiceMaster Clean	54,435	57,674	55,450
Other Operations and Headquarters	(144,433)	(127,029)	(129,200)

Total Operating (Loss) Income	$(532,762)	$375,460	$306,692

Identifiable Assets:
Terminix	$2,591,967	$2,601,869	$2,615,388
TruGreen	1,200,063	2,087,055	2,103,341
American Home Shield	976,280	954,599	956,089
ServiceMaster Clean	373,314	370,526	385,287
Other Operations and Headquarters	1,269,290	1,132,757	954,583

Total Identifiable Assets(4)	$6,410,914	$7,146,806	$7,014,688

Depreciation & Amortization Expense:
Terminix	$75,713	$75,347	$67,761
TruGreen	45,729	41,929	66,069
American Home Shield	8,606	27,331	42,259
ServiceMaster Clean	5,071	6,150	7,106
Other Operations and Headquarters	11,123	12,679	13,430

Total Depreciation & Amortization Expense(5)	$146,242	$163,436	$196,625

Capital Expenditures:
Terminix	$13,623	$23,457	$32,380
TruGreen	29,079	44,714	49,014
American Home Shield	15,087	17,529	8,031
ServiceMaster Clean	454	935	435
Other Operations and Headquarters	14,985	9,905	44,374

Total Capital Expenditures	$73,228	$96,540	$134,234

(1)
Presented below is a reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Total Segment Operating (Loss) Income	$(532,762)	$375,460	$306,692
Non-operating Expense (Income):
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774	—
Other expense	622	700	733

(Loss) Income from Continuing Operations before Income Taxes	$(827,377)	$111,749	$28,384

(2)
As described in Note 1, includes, as a result of the Company's impairment testing of indefinite-lived intangible assets, pre-tax non-cash impairment charges of $908.9 million recorded in the year ended December 31, 2012 to reduce the carrying value of TruGreen's goodwill and the TruGreen trade name and $36.7 million recorded in the year ended December 31, 2011 to reduce the carrying value of the TruGreen trade name. There were no similar impairment charges included in continuing operations in 2010.

(3)
Includes restructuring charges (credits) primarily related to a branch optimization project at Terminix, a reorganization of field leadership and a restructuring of branch operations at TruGreen, a reorganization of leadership at American Home Shield and ServiceMaster Clean, an initiative to enhance capabilities and reduce costs in our centers of excellence at Other Operations and Headquarters and other restructuring costs. Presented below is a summary of restructuring charges (credits) by segment:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Restructuring charges (credits):
Terminix	$3,652	$3,560	$3,491
TruGreen	3,241	1,115	6,922
American Home Shield	647	—	(127)
ServiceMaster Clean	1,370	36	71
Other Operations and Headquarters	9,267	3,451	1,091

Total restructuring charges	$18,177	$8,162	$11,448

(4)
Assets of discontinued operations are not included in the business segment table.

(5)
There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

        The Other Operations and Headquarters segment includes the operations of Merry Maids, as well as the Company's headquarters function. The Merry Maids operations reported revenue of $82.0 million, $81.0 million and $78.6 million for the years ended December 31, 2012, 2011 and 2010, respectively, and operating income of $14.3 million, $18.0 million and $16.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        See Note 4 for information relating to segment goodwill.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 4. Goodwill and Intangible Assets

        In accordance with applicable accounting standards, goodwill and intangible assets that are not amortized are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. As described in Note 1, the 2012 and 2011 results include pre-tax non-cash impairment charges of $908.9 million and $36.7 million, respectively, to reduce the carrying value of goodwill and trade names as a result of the Company's annual and interim impairment testing of goodwill and indefinite-lived intangible assets. There were no similar impairment charges included in continuing operations in 2010.

        During the years ended December 31, 2012 and 2011, the increase in goodwill and other intangible assets related primarily to tuck-in acquisitions completed throughout the period by Terminix, TruGreen and Merry Maids.

        The table below summarizes the goodwill balances by segment for continuing operations:

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters	Total
Balance at December 31, 2010	$1,397,414	$1,191,071	$347,783	$135,894	$53,131	$3,125,293
Acquisitions	27,789	11,682	—	—	—	39,471
Other(1)	(685)	(831)	(210)	(217)	(841)	(2,784)

Balance at December 31, 2011	1,424,518	1,201,922	347,573	135,677	52,290	3,161,980
Impairment charge	—	(790,173)	—	—	—	(790,173)
Acquisitions	34,220	5,586	—	—	1,211	41,017
Other(1)	(248)	(266)	(93)	92	(58)	(573)

Balance at December 31, 2012	$1,458,490	$417,069	$347,480	$135,769	$53,443	$2,412,251

(1)
Reflects the impact of the amortization of tax deductible goodwill and foreign exchange rate changes. For 2011, the amount shown in the Other Operations & Headquarters column also reflects $0.8 million related to the sale of certain Merry Maids company-owned branches to existing and new franchisees.

        Accumulated impairment losses as of December 31, 2012 were $790.2 million and related entirely to the TruGreen reporting unit. There were no accumulated impairment losses as of December 31, 2011.

        The table below summarizes the other intangible asset balances for continuing operations:

	December 31, 2012			December 31, 2011
(In thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	$2,214,800	$—	$2,214,800	$2,333,500	$—	$2,333,500
Customer relationships	697,264	(592,724)	104,540	683,324	(539,638)	143,686
Franchise agreements	88,000	(48,649)	39,351	88,000	(42,406)	45,594
Other	59,117	(44,339)	14,778	58,471	(37,712)	20,759

Total	$3,059,181	$(685,712)	$2,373,469	$3,163,295	$(619,756)	$2,543,539

(1)
Not subject to amortization.

        Amortization expense of $65.3 million, $91.4 million and $136.0 million was recorded in the years ended December 31, 2012, 2011 and 2010, respectively. For the existing intangible assets, the Company anticipates amortization expense of $54.1 million, $46.5 million, $25.3 million, $5.5 million and $4.2 million in 2013, 2014, 2015, 2016 and 2017, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 5. Income Taxes

        As of December 31, 2012, 2011 and 2010, the Company had $8.3 million, $9.0 million and $13.7 million, respectively, of tax benefits primarily reflected in state tax returns that have not been recognized for financial reporting purposes ("unrecognized tax benefits"). At December 31, 2012 and 2011, $8.3 million and $9.0 million, respectively, of unrecognized tax benefits would impact the effective tax rate if recognized. A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
(In millions)	2012	2011	2010
Gross unrecognized tax benefits at beginning of period	$9.0	$13.7	$15.4
Increases in tax positions for prior years	0.3	1.1	0.3
Decreases in tax positions for prior years	(0.4)	(2.1)	(1.9)
Increases in tax positions for current year	0.9	1.1	1.0
Lapse in statute of limitations	(1.5)	(4.8)	(1.1)

Gross unrecognized tax benefits at end of period	$8.3	$9.0	$13.7

        Up to $0.9 million of the Company's unrecognized tax benefits could be recognized within the next 12 months. As of December 31, 2011, the Company believed that it was reasonably possible that a decrease of up to $1.6 million in unrecognized tax benefits would have occurred during the year ended December 31, 2012. During the year ended December 31, 2012 unrecognized tax benefits actually decreased by $1.9 million as a result of the closing of certain state audits and the expiration of statutes of limitation.

        The Company files consolidated and separate income tax returns in the United States federal jurisdiction and in many state and foreign jurisdictions. The Company has been audited by the United States Internal Revenue Service ("IRS") through its year ended December 31, 2010, and is no longer subject to state and local or foreign income tax examinations by tax authorities for years before 2004.

        In the ordinary course of business, the Company is subject to review by domestic and foreign taxing authorities. For U.S. federal income tax purposes, the Company participates in the IRS's Compliance Assurance Process whereby its U.S. federal income tax returns are reviewed by the IRS both prior to and after their filing. The U.S. federal income tax returns filed by the Company through the year ended December 31, 2010 have been audited by the IRS. In the first quarter of 2012, the IRS completed the audits of the Company's tax returns for the year ended December 31, 2010 with no adjustments or additional payments. The Company's tax returns for the year ended December 31, 2011 are under audit, which is expected to be completed by the second quarter of 2013. The IRS commenced examinations of the Company's U.S. federal income tax returns for 2012 in the first quarter of 2012. The examination is anticipated to be completed by the second quarter of 2014. Nine state tax authorities are in the process of auditing state income tax returns of various subsidiaries.

        The Company's policy is to recognize potential interest and penalties related to its tax positions within the tax provision. During the years ended December 31, 2012 and 2011, the Company reversed interest expense of $0.2 million and $1.7 million, respectively, through the tax provision. During the year ended December 31, 2010, the Company recognized interest expense of $0.6 million through the tax provision. During the years ended December 31, 2012 and 2011, the Company reversed penalties of $0.1 million and $0.3 million, respectively, through the tax provision. No tax penalties were recorded through the provision during the year ended December 31, 2010. As of December 31, 2012 and 2011, the Company had accrued for the payment of interest and penalties of $1.2 million and $1.4 million, respectively.

        The components of our (loss) income from continuing operations before income taxes are as follows:

	Year Ended December 31,
	2012	2011	2010
U.S.	$(821,122)	$108,603	$22,877
Foreign	(6,255)	3,146	5,507

Total	$(827,377)	$111,749	$28,384

        The reconciliation of income tax computed at the U.S. federal statutory tax rate to the Company's effective income tax rate for continuing operations is as follows:

	Year Ended December 31,
	2012	2011	2010
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	3.2	1.8	0.4
Tax credits	0.2	(2.3)	(9.2)
Nondeductible goodwill	(24.8)	—	—
Other permanent items	(0.2)	1.5	9.2
Unremitted foreign earnings	—	—	4.5
Other, including foreign rate differences and reserves	0.4	3.3	(1.3)

Effective rate	13.8%	39.3%	38.6%

        The effective tax rate for discontinued operations for the years ended December 31, 2012, 2011 and 2010 was a tax benefit of 91.9 percent, 42.3 percent and 35.9 percent, respectively. The effective tax rate for the year ending December 31, 2012 was impacted by an adjustment to the estimated tax benefit of goodwill in connection with the sale of TruGreen LandCare in 2011.

        Income tax expense from continuing operations is as follows:

	2012
(In thousands)	Current	Deferred	Total
U.S. federal	$(319)	$(104,008)	$(104,327)
Foreign	2,544	(2,934)	(390)
State and local	7,274	(16,817)	(9,543)

	$9,499	$(123,759)	$(114,260)

	2011
	Current	Deferred	Total
U.S. federal	$2,103	$39,946	$42,049
Foreign	3,284	(3,984)	(700)
State and local	3,477	(914)	2,563

	$8,864	$35,048	$43,912

	2010
	Current	Deferred	Total
U.S. federal	$574	$8,446	$9,020
Foreign	1,847	259	2,106
State and local	4,069	(4,250)	(181)

	$6,490	$4,455	$10,945

        Deferred income tax expense results from timing differences in the recognition of income and expense for income tax and financial reporting purposes. Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. The deferred tax asset primarily reflects the impact of future tax deductions related to the Company's accruals and certain net operating loss carryforwards. The deferred tax liability is primarily attributable to the basis differences related to intangible assets. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. The valuation allowance for deferred tax assets as of December 31, 2012 was $6.0 million. The net change in the total valuation allowance for the year ended December 31, 2012 was a decrease of $0.3 million and was primarily attributable to the reduction of net operating loss carryforwards and other tax attributes related to the dissolution of certain subsidiaries.

        Significant components of the Company's deferred tax balances are as follows:

	December 31,
(In thousands)	2012	2011
Deferred tax assets (liabilities):
Current:
Prepaid expenses	$(15,812)	$(14,240)
Receivables allowances	13,365	13,343
Accrued insurance expenses	5,758	8,231
Current reserves	5,925	5,398
Accrued expenses and other	23,935	27,337
Net operating loss and tax credit carryforwards	74,328	50,540

Total current asset	107,499	90,609

Long-Term:
Intangible assets(1)	(937,746)	(1,061,604)
Accrued insurance expenses	3,735	4,640
Net operating loss and tax credit carryforwards	73,688	102,558
Other long-term obligations	(67,935)	(76,011)
Less valuation allowance	(6,013)	(6,276)

Total long-term liability	(934,271)	(1,036,693)

Net deferred tax liability	$(826,772)	$(946,084)

(1)
The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. The majority of this liability will not actually be paid unless certain business units of the Company are sold.

        As of December 31, 2012, the Company had deferred tax assets, net of valuation allowances, of $131.7 million for federal and state net operating loss and capital loss carryforwards which expire at various dates up to 2031. The Company also had deferred tax assets, net of valuation allowances, of $10.3 million for federal and state credit carryforwards which expire at various dates up to 2031.

        For the year ended December 31, 2011, the Company reorganized certain foreign subsidiaries in conjunction with its international growth initiatives and evaluated its liquidity requirements in the U.S. and the capital requirements of its foreign subsidiaries. Based on these factors, the Company considers undistributed earnings of its foreign subsidiaries as of December 31, 2012 to be indefinitely reinvested. Accordingly, the Company has not recorded deferred taxes for U.S. or foreign withholding taxes on the excess of the amount for financial reporting purposes over the tax basis of investments in foreign subsidiaries that are essentially permanent in duration. This amount becomes taxable upon a repatriation of assets from the subsidiary or a sale or liquidation of the subsidiary. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable due to the complexities of the hypothetical calculation. The amount of cash associated with indefinitely reinvested foreign earnings was approximately $28.7 million and $24.1 million as of December 31, 2012 and 2011, respectively. The Company does not anticipate the need to repatriate funds to the United States to satisfy domestic liquidity needs arising in the ordinary course of business, including liquidity needs associated with our domestic debt service requirements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions
Acquisitions

Note 6. Acquisitions

        Acquisitions have been accounted for using the acquisition method and, accordingly, the results of operations of the acquired businesses have been included in the Company's Consolidated Financial Statements since their dates of acquisition. The assets and liabilities of these businesses were recorded in the financial statements at their estimated fair values as of the acquisition dates.

Current Year

        During the year ended December 31, 2012, the Company completed several pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions and the purchase of a distributor license agreement at ServiceMaster Clean. The total net purchase price for these acquisitions was $57.3 million. The Company recorded goodwill of $41.0 million and other intangibles of $16.8 million, related to these acquisitions.

Prior Years

        During the year ended December 31, 2011, the Company completed several pest control and termite and lawn care acquisitions for a total net purchase price of $57.1 million. Related to these acquisitions, the Company recorded goodwill of $39.5 million and other intangibles of $16.2 million.

        During the year ended December 31, 2010, the Company completed several pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions, for a total net purchase price of $70.9 million. Related to these acquisitions, the Company recorded goodwill of $50.2 million and other intangibles of $17.6 million.

Cash Flow Information for Acquisitions

        Supplemental cash flow information regarding the Company's acquisitions, excluding the Merger, is as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Purchase price (including liabilities assumed)	$61,792	$58,844	$73,142
Less liabilities assumed	(4,499)	(1,700)	(2,243)

Net purchase price	$57,293	$57,144	$70,899

Net cash paid for acquisitions	$46,138	$44,365	$57,941
Seller financed debt	11,155	12,779	12,958

Payment for acquisitions	$57,293	$57,144	$70,899

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Discontinued Operations

Note 7. Discontinued Operations

        In the first quarter of 2011, ServiceMaster concluded that TruGreen LandCare did not fit within the long-term strategic plans of the Company and committed to a plan to sell the business. On April 21, 2011, the Company entered into a purchase agreement to sell the TruGreen LandCare business, and the disposition was effective as of April 30, 2011. As a result of the decision to sell this business, a $34.2 million impairment charge ($21.0 million, net of tax) was recorded in loss from discontinued operations, net of income taxes, in the first quarter of 2011 to reduce the carrying value of TruGreen LandCare's assets to their estimated fair value less cost to sell in accordance with applicable accounting standards. Upon completion of the sale, a $6.2 million loss on sale ($1.9 million, net of tax) was recorded. During the year ended December 31, 2012, upon finalization of certain post-closing adjustments and disputes, the Company recorded an additional $1.3 million loss on sale ($0.5 million gain, net of tax).

        During the year ended December 31, 2010 the Company recorded a pre-tax non-cash impairment charge of $46.9 million ($28.7 million, net of tax) associated with the goodwill and trade name at its TruGreen LandCare business in loss from discontinued operations, net of income taxes.

Financial Information for Discontinued Operations

        Loss from discontinued operations, net of income taxes, for all periods presented includes the operating results of TruGreen LandCare and the other previously sold businesses. The operating results of discontinued operations are as follows:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Results:
Operating revenue	$—	$75,765	$238,508
Operating loss(1)	(1,138)	(40,620)	(49,971)
Benefit for income taxes(1)	(453)	(15,461)	(17,973)

Operating loss, net of income taxes(1)	(685)	(25,159)	(31,998)
Gain (loss) on sale, net of income taxes	485	(1,857)	—

Loss from discontinued operations, net of income taxes(1)	$(200)	$(27,016)	$(31,998)

(1)
During 2011, a pre-tax non-cash impairment charge of $34.2 million ($21.0 million, net of tax) was recorded to reduce the carrying value of TruGreen LandCare's assets to their estimated fair value less cost to sell in accordance with applicable accounting standards. Also includes goodwill and trade name impairments of $46.9 million ($28.7 million, net of tax) in 2010.

        The table below summarizes the activity during the year ended December 31, 2012 for the remaining liabilities of previously sold businesses. The remaining obligations primarily relate to self-insurance claims and related costs. The Company believes that the remaining reserves continue to be adequate and reasonable.

(In thousands)	As of December 31, 2011	Cash Payments or Other	(Income) Expense	As of December 31, 2012
Remaining liabilities of discontinued operations:
ARS/AMS	$228	$(147)	$(2)	$79
Certified Systems, Inc. and other	2,100	(2,041)	—	59
InStar	279	24	49	352
TruGreen LandCare	268	(491)	638	415

Total liabilities of discontinued operations	$2,875	$(2,655)	$685	$905

Restructuring Charges	12 Months Ended
Dec. 31, 2012
Restructuring Charges
Restructuring Charges

Note 8. Restructuring Charges

        The Company incurred restructuring charges of $18.2 million ($11.1 million, net of tax), $8.2 million ($5.0 million, net of tax) and $11.4 million ($7.0 million, net of tax) for the years ended December 31, 2012, 2011 and 2010, respectively. Restructuring charges were comprised of the following:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Terminix branch optimization(1)	$3,652	$3,560	$2,352
TruGreen reorganization and restructuring(2)	3,241	1,115	6,922
American Home Shield reorganization(3)	647	—	—
ServiceMaster Clean reorganization(3)	1,370	—	—
Centers of excellence initiative(4)	9,267	3,416	—
Other(5)	—	71	2,174

Total restructuring charges	$18,177	$8,162	$11,448

(1)
For the years ended December 31, 2012 and 2011, these charges included severance costs of $0.4 million and $0.1 million, respectively. For the years ended December 31, 2012, 2011 and 2010, these charges included lease termination costs of $3.3 million, $3.5 million and $2.4 million, respectively.

(2)
For the years ended December 31, 2012, 2011 and 2010, these charges included severance costs of $2.7 million, $0.8 million and $1.8 million, respectively, and lease termination costs of $0.5 million, $0.3 million and $0.2 million, respectively. For the year ended December 31, 2010, these charges also included consulting fees and other costs of $4.7 million and $0.2 million, respectively.

(3)
For the year ended December 31, 2012, these charges included severance costs.

(4)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in the Company's headquarters functions that provide company-wide administrative services for our operations that we refer to as "centers of excellence." For the years ended December 31, 2012 and 2011, these charges included severance and other costs of $4.6 million and $1.9 million, respectively. For the years ended December 31, 2012 and 2011, these charges included consulting fees of $4.7 million and $1.5 million, respectively.

(5)
For the year ended December 31, 2011, these charges included reserve adjustments associated with previous restructuring initiatives. For the year ended December 31, 2010, these charges included reserve adjustments, severance and retention associated with previous restructuring initiatives of $1.0 million and severance, retention, legal fees and other costs associated with the Merger of $1.2 million.

        The pretax charges discussed above are reported in the "Restructuring charges" line in the Consolidated Statements of Operations.

        A reconciliation of the beginning and ending balances of accrued restructuring charges, which are included in Accrued Liabilities—Other on the Consolidated Statements of Financial Position, is presented as follows:

(In thousands)	Accrued Restructuring Charges
Balance as of December 31, 2010	$3,542
Costs incurred	8,162
Costs paid or otherwise settled	(7,814)

Balance as of December 31, 2011	3,890
Costs incurred	18,177
Costs paid or otherwise settled	(17,525)

Balance as of December 31, 2012	$4,542

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 9. Commitments and Contingencies

        The Company leases certain property and equipment under various operating lease arrangements. Most of the property leases provide that the Company pay taxes, insurance and maintenance applicable to the leased premises. As leases for existing locations expire, the Company expects to renew the leases or substitute another location and lease.

        Rental expense for the years ended December 31, 2012, 2011 and 2010 was $68.0 million, $76.7 million and $104.7 million, respectively. Based on leases in place as of December 31, 2012, future long-term non-cancelable operating lease payments will be approximately $42.0 million in 2013, $31.6 million in 2014, $22.3 million in 2015, $15.8 million in 2016, $11.6 million in 2017 and $17.3 million in 2018 and thereafter.

        A portion of the Company's vehicle fleet and some equipment are leased through month-to-month operating leases, cancelable at the Company's option. There are residual value guarantees by the Company (which approximate 84 percent of the estimated terminal value at the inception of the lease) relative to these vehicles and equipment, which historically have not resulted in significant net payments to the lessors. The fair value of the assets under all of the fleet and equipment leases is expected to substantially mitigate the Company's guarantee obligations under the agreements. As of December 31, 2012, the Company's residual value guarantees related to the leased assets totaled $20.2 million for which the Company has recorded as a liability the estimated fair value of these guarantees of $0.3 million in the Consolidated Statements of Financial Position.

        Certain of the Company's assets, including vehicles, equipment and a call center facility, are leased under capital leases with $46.5 million in remaining lease obligations as of December 31, 2012. Based on leases in place as of December 31, 2012, future lease payments under capital leases will be approximately $10.6 million in 2013, $10.9 million in 2014, $10.1 million in 2015, $8.5 million in 2016, $6.3 million in 2017 and $0.1 million in 2018 and thereafter.

        In the normal course of business, the Company periodically enters into agreements that incorporate indemnification provisions. While the maximum amount to which the Company may be exposed under such agreements cannot be estimated, the Company does not expect these guarantees and indemnifications to have a material effect on the Company's business, financial condition, results of operations or cash flows.

        The Company carries insurance policies on insurable risks at levels which it believes to be appropriate, including workers' compensation, auto and general liability risks. The Company purchases insurance policies from third party insurance carriers, which typically incorporate significant deductibles or self-insured retentions. The Company is responsible for all claims that fall below the retention limits. In determining the Company's accrual for self-insured claims, the Company uses historical claims experience to establish both the current year accrual and the underlying provision for future losses. This actuarially determined provision and related accrual includes known claims, as well as incurred but not reported claims. The Company adjusts its estimate of accrued self-insured claims when required to reflect changes based on factors such as changes in health care costs, accident frequency and claim severity.

        A reconciliation of the beginning and ending accrued self-insured claims, which are included in Accrued liabilities—Self-insured claims and related expenses and Other long-term obligations, primarily self-insured claims on the Consolidated Statements of Financial Position, net of reinsurance receivables, which are included in Prepaid expenses and other assets and Other assets on the Consolidated Statements of Financial Position, is presented as follows:

(In thousands)	Accrued Self-insured Claims, Net
Balance as of December 31, 2010	$121,692
Provision for self-insured claims	26,052
Cash payments	(39,662)

Balance as of December 31, 2011	$108,082
Provision for self-insured claims	35,413
Cash payments	(39,670)

Balance as of December 31, 2012	$103,825

        Accruals for home warranty claims in the American Home Shield business are made based on the Company's claims experience and actuarial projections. Termite damage claim accruals in the Terminix business are recorded based on both the historical rates of claims incurred within a contract year and the cost per claim. Current activity could differ causing a change in estimates. The Company has certain liabilities with respect to existing or potential claims, lawsuits and other proceedings. The Company accrues for these liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Any resulting adjustments, which could be material, are recorded in the period the adjustments are identified.

        In the ordinary course of conducting business activities, the Company and its subsidiaries become involved in judicial, administrative and regulatory proceedings involving both private parties and governmental authorities. These proceedings include insured and uninsured matters that are brought on an individual, collective, representative and class action basis, or other proceedings involving regulatory, employment, general and commercial liability, automobile liability, wage and hour, environmental and other matters. The Company has entered into settlement agreements in certain cases, including with respect to putative collective and class actions, which are subject to court or other approvals. If one or more of the Company's settlements are not finally approved, the Company could have additional or different exposure, which could be material. At this time, the Company does not expect any of these proceedings to have a material effect on its reputation, business, financial position, results of operations or cash flows; however, the Company can give no assurance that the results of any such proceedings will not materially affect its reputation, business, financial position, results of operations and cash flows.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions

Note 10. Related Party Transactions

        In connection with the Merger and the related transactions, the Company entered into a consulting agreement with CD&R under which CD&R provides the Company with on-going consulting and management advisory services. The annual management fee payable under the consulting agreement with CD&R is $6.25 million. Under this agreement, the Company recorded management fees in each of the years ended December 31, 2012, 2011 and 2010 of $6.25 million, which is included in Selling and administrative expenses in the Consolidated Statements of Operations and Comprehensive (Loss) Income. The consulting agreement also provides that CD&R may receive additional fees in connection with certain subsequent financing and acquisition or disposition transactions. The consulting agreement will terminate on July 24, 2017, unless terminated earlier at CD&R's election.

        In addition, in August 2009, the Company entered into consulting agreements with Citigroup, BAS and JPMorgan. Under the consulting agreements, Citigroup, BAS and JPMorgan each provide the Company with on-going consulting and management advisory services through June 30, 2016 or the earlier termination of the existing consulting agreement between the Company and CD&R. On September 30, 2010, Citigroup transferred the management responsibility for certain investment funds that own shares of common stock of Holdings to StepStone and Lexington Partners Advisors LP. Citigroup also assigned its obligations and rights under its consulting agreement to StepStone, and beginning in the fourth quarter of 2010, the consulting fee otherwise payable to Citigroup became payable to StepStone. As of December 22, 2011, Holdings purchased from BAS 7.5 million shares of capital stock of Holdings, and, effective January 1, 2012, the annual consulting fee payable to BAS was reduced to $0.25 million. The Company pays annual consulting fees of $0.5 million, $0.25 million and $0.25 million to StepStone, BAS and JPMorgan, respectively. The Company recorded aggregate consulting fees of $1.0 million for the year ended December 31, 2012 and $1.25 million in each of the years ended December 31, 2011 and 2010 related to these agreements, which is included in Selling and administrative expenses in the Consolidated Statements of Operations and Comprehensive (Loss) Income.

        In 2008 and 2009, Holdings completed open market purchases totaling $65.0 million in face value of the 2015 Notes for a cost of $21.4 million. On December 21, 2011, the Company purchased from Holdings and retired $65.0 million in face value of the 2015 Notes for an aggregate purchase price of $68.0 million, which included payment of accrued interest of $3.0 million. During the years ended December 31, 2011 and 2010, the Company recorded interest expense of $6.8 million and $7.0 million, respectively, related to 2015 Notes held by Holdings. During the years ended December 31, 2011 and 2010, the Company paid interest to Holdings in the amount of $10.0 million and $7.0 million, respectively. As a result of the purchase of the 2015 Notes from Holdings, the Company did not have interest payable to Holdings as of December 31, 2012 and 2011.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

Note 11. Employee Benefit Plans

        Discretionary contributions to qualified profit sharing and non-qualified deferred compensation plans were made in the amount of $17.4 million, $15.7 million and $13.9 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Long-Term Debt

Note 12. Long-Term Debt

        Long-term debt as of December 31, 2012 and December 31, 2011 is summarized in the following table:

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Other	101,073	66,980
Less current portion	(52,214)	(51,838)

Total long-term debt	$3,909,039	$3,824,032

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

Term Facilities

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Term Facilities. The Term Facilities consist of (i) the Term Loan Facility providing for term loans in an aggregate principal amount of $2.65 billion and (ii) a then new pre-funded synthetic letter of credit facility in an aggregate principal amount of $150.0 million. As of December 31, 2012, after giving effect to the 2012 Term Loan Facility Amendment discussed below, the Company had issued $124.3 million of letters of credit, resulting in unused commitments under the synthetic letter of credit facility of $13.3 million.

        The Term Loan Facility and the guarantees thereof are secured by substantially all of the tangible and intangible assets of ServiceMaster and certain of our domestic subsidiaries, excluding certain subsidiaries subject to regulatory requirements in various states, ("Guarantors"), including pledges of all the capital stock of all direct domestic subsidiaries (other than foreign subsidiary holding companies, which are deemed to be foreign subsidiaries) owned by ServiceMaster or any Guarantor and of up to 65% of the capital stock of each direct foreign subsidiary owned by ServiceMaster or any Guarantor. The Term Loan Facility security interests are subject to certain exceptions, including, but not limited to, exceptions for (i) equity interests, (ii) indebtedness or other obligations of subsidiaries, (iii) real estate or (iv) any other assets, if the granting of a security interest therein would require that any notes issued under ServiceMaster's indenture dated as of August 15, 1997 be secured. The Term Loan Facility is secured on a pari passu basis with the security interests created in the same collateral securing the Revolving Credit Facility.

        In August 2012, the Company entered into the 2012 Term Loan Facility Amendment to its Term Loan Facility to amend the Credit Agreement primarily to extend the maturity date of a portion of the borrowings under the Term Loan Facility. Prior to the 2012 Term Loan Facility Amendment, the Term Loan Facility had a maturity date of July 24, 2014. Pursuant to the 2012 Term Loan Facility Amendment, $1.001 billion of outstanding borrowings under the Term Loan Facility will have a maturity date of January 31, 2017. The remaining portion of $1.219 billion of outstanding borrowings continued to have a maturity date of July 24, 2014. The interest rates applicable to the loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at ServiceMaster's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin or (ii) an alternate base rate, plus a borrowing margin. As of December 31, 2012, the borrowing margin for the outstanding loans with a maturity date of July 24, 2014 was 2.50 percent, while the borrowing margin for the outstanding loans with a maturity date of January 31, 2017 was 4.25 percent. The borrowing margin for outstanding loans with a maturity date of July 24, 2014 will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Credit Agreement) for the previous fiscal quarter. The 2012 Term Loan Facility Amendment also includes mechanics for future extension amendments, permits borrower buy-backs of term loans, increases the size of certain baskets and makes certain other changes to the Credit Agreement, including the reduction of the availability under the synthetic letter of credit facility from $150.0 million to $137.6 million.

        On February 22, 2013, the Company entered into the 2013 Term Loan Facility Amendment to amend the credit agreement governing the Term Loan Facility primarily to extend the maturity date of a portion of the borrowings under the Term Loan Facility. Prior to the 2013 Term Loan Facility Amendment, the Tranche A loans had a maturity date of July 24, 2014. Pursuant to the 2013 Term Loan Facility Amendment, the maturity of the outstanding Tranche A loans was extended, and such loans were converted into the Tranche C loans. The maturity date for the new Tranche C loans is January 31, 2017. The interest rates applicable to the Tranche C loans under the Term Loan Facility are based on a fluctuating rate of interest measured by reference to either, at the Company's option, (i) an adjusted London inter-bank offered rate (adjusted for maximum reserves) plus 3.25 percent, with a minimum adjusted London inter-bank offered rate of 1.00 percent or (ii) an alternate base rate plus 2.25 percent, with a minimum alternate base rate of 2.00 percent. As part of the 2013 Term Loan Facility Amendment, the Company paid an original issue discount equal to 1.00 percent of the outstanding borrowings, or $12.2 million. Voluntary prepayments of borrowings under the Tranche C Loans are permitted at any time, in minimum principal amounts, without premium or penalty, subject to a 1.00 percent premium payable in connection with certain repricing transactions within the first year. As a result of the 2012 Term Loan Facility Amendment and the 2013 Term Loan Facility Amendment, the Company will have approximately $2.2 billion of outstanding borrowings maturing January 31, 2017.

        The Company has entered into various interest rate swap agreements. Under the terms of these agreements, the Company pays a fixed rate of interest on the stated notional amount and the Company receives a floating rate of interest (based on one month LIBOR) on the stated notional amount. Therefore, during the term of the swap agreements, the effective interest rate on the portion of the term loans equal to the stated notional amount is fixed at the stated rate in the interest rate swap agreements plus the incremental borrowing margin (2.50 percent as of December 31, 2012 for term loans maturing in July 2014 and 4.25 percent as of December 31, 2012 for term loans maturing in January 2017). The changes in interest rate swap agreements in effect for the years ended December 31, 2012, 2011 and 2010, as well as the cumulative interest rate swaps outstanding as of December 31, 2012 and 2011 are as follows:

(In thousands)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2009	$1,430,000	3.89%
Entered into effect	530,000
Expired	(530,000)

Interest rate swap agreements in effect as of December 31, 2010	1,430,000	3.68%
Entered into effect	450,000
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2011	1,430,000	2.84%
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2012	$980,000	1.70%

(1)
Before the application of the applicable borrowing margin.

        Interest rate swap agreements in effect as of December 31, 2012 are as follows:

Trade Date	Effective Date	Expiration Date	Notional Amount	Weighted Average Fixed Rate(1)	Floating Rate
June 10, 2010	March 3, 2011	March 1 ,2013	100,000	1.77%	One month LIBOR
June 10, 2010	September 1, 2011	September 1, 2013	50,000	2.25%	One month LIBOR
June 15, 2010	March 3, 2011	March 1, 2013	150,000	1.66%	One month LIBOR
June 15, 2010	September 1, 2011	September 1, 2013	150,000	2.21%	One month LIBOR
April 18, 2011	September 1, 2011	August 1, 2013	530,000	1.51%	One month LIBOR
(1)
Before the application of the applicable borrowing margin.

        In accordance with accounting standards for derivative instruments and hedging activities, and as further described in Note 19, these interest rate swap agreements are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of the changes in fair value attributable to the hedged risks recorded in accumulated other comprehensive income (loss).

Senior Notes

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Interim Loan Facility. The Interim Loan Facility matured on July 24, 2008. On the maturity date, outstanding amounts under the Interim Loan Facility were converted on a one to one basis into 2015 Notes. The 2015 Notes were issued pursuant to a refinancing indenture. In connection with the issuance of 2015 Notes, ServiceMaster entered into the Registration Rights Agreement, pursuant to which ServiceMaster filed with the SEC a registration statement with respect to the resale of the 2015 Notes, which was declared effective on January 16, 2009. ServiceMaster deregistered the 2015 Notes in accordance with the terms of the Registration Rights Agreement, and the effectiveness of the registration statement was terminated on November 19, 2009.

        During the fourth quarter of 2011, the Company purchased $65.0 million in face value of the 2015 Notes from Holdings for a cost of $68.0 million, which included payment of accrued interest of $3.0 million. The debt acquired by the Company has been retired, and the Company has discontinued the payment of interest. The Company recorded a loss on extinguishment of debt of $0.8 million in its Consolidated Statements of Operations for the year ended December 31, 2011 for write-offs of unamortized debt issuance costs related to the extinguished debt.

        In February 2012, the Company sold in transactions exempt from registration under the Securities Act of 1933, as amended, $600 million aggregate principal amount of 2020 Notes. In connection with the 2020 Notes, sold in February 2012, the Company entered into a registration rights agreement, pursuant to which the Company filed with the SEC a registration statement with respect to the exchange of the 2020 Notes for similar notes that are publicly registered, which was declared effective on April 27, 2012. The 2020 Notes, sold in February 2012, will mature on February 15, 2020 and bear interest at a rate of 8 percent per annum. The proceeds from the 2020 Notes, sold in February 2012, together with available cash, were used to redeem $600 million in aggregate principal amount of the Company's outstanding 2015 Notes in the first quarter of 2012. Following this redemption, $396 million aggregate principal amount of the 2015 Notes remained outstanding.

        In August 2012, the Company sold in transactions exempt from registration under the Securities Act of 1933, as amended, $750 million aggregate principal amount of 2020 Notes. In connection with the 2020 Notes, sold in August 2012, the Company entered into a registration rights agreement, pursuant to which the Company agreed to file with the SEC a registration statement with respect to the exchange of the 2020 Notes for similar notes that are publicly registered and to cause the registration statement to become effective before August 21, 2013. The 2020 Notes, sold in August 2012, will mature on August 15, 2020 and bear interest at a rate of 7 percent per annum. The Company used a majority of the proceeds from the sale of the 2020 Notes, sold in August 2012, to redeem the remaining $396 million aggregate principal amount of its 2015 Notes and to repay $276 million of outstanding borrowings under its Term Facilities during the third quarter of 2012. The 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. The 2020 Notes are not guaranteed by the Non-Guarantors.

        The 2020 Notes are senior unsecured obligations of ours and rank equally in right of payment with all of our other existing and future senior unsecured indebtedness. The subsidiary guarantees are general unsecured senior obligations of the Guarantors and rank equally in right of payment with all of the existing and future senior unsecured indebtedness of our Non-Guarantors. The 2020 Notes are effectively junior to all of our existing and future secured indebtedness to the extent of the value of the assets securing such indebtedness.

Revolving Credit Facility

        On the Closing Date, in connection with the completion of the Merger, ServiceMaster became obligated under the Revolving Credit Facility. The Revolving Credit Facility provides for senior secured revolving loans and stand-by and other letters of credit. The Revolving Credit Facility limits outstanding letters of credit to $75.0 million. As of December 31, 2012 and 2011, there were no revolving loans or letters of credit outstanding under the Revolving Credit Facility. As of December 31, 2012, the Company had $447.7 million of remaining capacity available under the Revolving Credit Facility.

        On January 30, 2012, ServiceMaster entered into the Extension Amendment and the Increase Supplement to its Revolving Credit Facility, which provides for senior secured revolving loans and stand-by and other letters of credit. After effectiveness on February 13, 2012 of the Extension Amendment and the Increase Supplement, we have available borrowing capacity under the Revolving Credit Facility of $447.7 million through July 24, 2013, $324.2 million from July 25, 2013 through July 24, 2014 and $265.2 million from July 25, 2014 through January 31, 2017. The Company will continue to have access to letters of credit up to $75.0 million through January 31, 2017.

        The Revolving Credit Facility and the guarantees thereof are secured by the same collateral securing the Term Loan Facility, on a pari passu basis with the security interests created in the same collateral securing the Term Loan Facility.

        The interest rates applicable to the loans under the Revolving Credit Facility will be based on a fluctuating rate of interest measured by reference to either, at the borrower's option, (1) an adjusted London inter-bank offered rate (adjusted for maximum reserves), plus a borrowing margin (2.50 percent as of December 31, 2012) or (2) an alternate base rate, plus a borrowing margin (2.50 percent as of December 31, 2012). The borrowing margin, in each case, will be adjusted from time to time based on the Consolidated Secured Leverage Ratio (as defined in the Revolving Credit Agreement) for the previous fiscal quarter.

        The agreements governing the Term Facilities, the 2020 Notes and the Revolving Credit Facility contain certain covenants that, among other things, limit or restrict the incurrence of additional indebtedness, liens, sales of assets, certain payments (including dividends) and transactions with affiliates, subject to certain exceptions. The Company was in compliance with the covenants under these agreements at December 31, 2012.

        As of December 31, 2012, future scheduled long-term debt payments are $52.2 million, $1.250 billion, $26.9 million, $22.6 million and $968.8 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

Cash and Marketable Securities	12 Months Ended
Dec. 31, 2012
Cash and Marketable Securities
Cash and Marketable Securities

Note 13. Cash and Marketable Securities

        Cash, money market funds and certificates of deposits, with maturities of three months or less when purchased, are included in Cash and cash equivalents on the Consolidated Statements of Financial Position. As of December 31, 2012 and 2011, the Company's investments consist primarily of domestic publicly traded debt and certificates of deposit ("Debt securities") and common equity securities ("Equity securities"). The amortized cost, fair value and gross unrealized gains and losses of the Company's short- and long-term investments in Debt and Equity securities as of December 31, 2012 and 2011 is as follows:

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December 31, 2012:
Debt securities	$99,071	$5,773	$(20)	$104,824
Equity securities	38,786	3,809	(1,616)	40,979

Total securities	$137,857	$9,582	$(1,636)	$145,803

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December, 31, 2011:
Debt securities	$95,135	$5,795	$(68)	$100,862
Equity securities	40,558	2,953	(1,891)	41,620

Total securities	$135,693	$8,748	$(1,959)	$142,482

        The portion of unrealized losses which had been in a loss position for more than one year was $1.5 million and $1.7 million as of December 31, 2012 and 2011, respectively. The aggregate fair value of the investments with unrealized losses was $13.1 million and $13.6 million as of December 31, 2012 and 2011, respectively.

        As of December 31, 2012 and 2011, $243.7 million and $226.2 million, respectively, of the cash and short- and long-term marketable securities balance are associated with regulatory requirements at American Home Shield and for other purposes. Such amounts, although not necessarily subject to third-party restrictions, are identified as being potentially unavailable to be paid to the Company by its subsidiaries. There are third party restrictions on the ability of certain of the Company's subsidiaries to transfer funds to the Company. These restrictions are related to regulatory requirements at American Home Shield and to a subsidiary borrowing arrangement at SMAC. As of December 31, 2012, the total net assets subject to these third party restrictions was $174.1 million. American Home Shield's investment portfolio has been invested in a combination of high quality, short duration fixed income securities and equities.

        Gains and losses on sales of investments, as determined on a specific identification basis, are included in investment income in the period they are realized. The Company periodically reviews its portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which the issuer competes. The table below summarizes proceeds, gross realized gains and gross realized losses, each resulting from sales of available-for-sale securities, and impairment charges due to other than temporary declines in the value of certain investments.

	Year Ended December 31,
(In thousands)	2012	2011	2010
Proceeds from sales of securities	$22,612	$45,065	$20,071
Gross realized gains, pre-tax	1,990	6,065	2,326
Gross realized gains, net of tax	1,218	3,714	1,418
Gross realized losses, pre-tax	(20)	(249)	(207)
Gross realized losses, net of tax	(12)	(153)	(126)
Impairment charges, pre-tax	—	(195)	(174)
Impairment charges, net of tax	—	(119)	(106)

Receivable Sales	12 Months Ended
Dec. 31, 2012
Receivable Sales
Receivable Sales

Note 14. Receivable Sales

        The Company has an accounts receivable securitization arrangement under which Terminix and TruGreen may sell certain eligible trade accounts receivable to Funding, the Company's wholly owned, bankruptcy-remote subsidiary, which is consolidated for financial reporting purposes. Funding, in turn, may transfer, on a revolving basis, an undivided percentage ownership interest of up to $50.0 million in the pool of accounts receivable to the Purchasers. The amount of the eligible receivables varies during the year based on seasonality of the businesses and could, at times, limit the amount available to the Company from the sale of these interests. As of December 31, 2012, the amount of eligible receivables was approximately $39.2 million.

        During the years ended December 31, 2012, 2011 and 2010, there were no transfers of interests in the pool of trade accounts receivables to Purchasers under this arrangement. As of December 31, 2012 and 2011, the Company had $10.0 million outstanding under the arrangement and, as of December 31, 2012, had $29.2 million of remaining capacity available under the accounts receivable securitization arrangement.

        The accounts receivable securitization arrangement is a 364-day facility scheduled to mature on October 23, 2013. The Company has recorded its obligation to repay the Purchasers for their interest in the pool of receivables within the current portion of long-term debt on the Consolidated Statements of Financial Position. The interest rates applicable to the Company's obligation are based on a fluctuating rate of interest based on the Purchasers' pooled commercial paper rate (0.21 percent as of December 31, 2012). In addition, the Company pays usage fees on its obligations and commitment fees on undrawn amounts committed by the Purchasers. Unless the arrangement is renegotiated or extended prior to its expiration, all obligations under the accounts receivable securitization arrangement must be repaid by October 23, 2013.

Comprehensive Income	12 Months Ended
Dec. 31, 2012
Comprehensive Income
Comprehensive Income

Note 15. Comprehensive Income

        Comprehensive (loss) income, which primarily includes net (loss) income, unrealized gain (loss) on marketable securities, unrealized gain (loss) on derivative instruments and the effect of foreign currency translation is disclosed in the Consolidated Statements of Operations and Comprehensive (Loss) Income and Consolidated Statements of Shareholder's Equity.

        The following table summarizes the activity in other comprehensive income (loss) and the related tax effects.

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net unrealized gains (losses) on securities:
Unrealized (losses) gains(1)	$(692)	$3,092	$2,808
Reclassification adjustment for net losses (gains) realized(2)	1,657	(3,787)	(1,225)

Net unrealized gains (losses) on securities	965	(695)	1,583

Net unrealized gains (losses) on derivative instruments:
Unrealized losses(3)	(571)	(3,419)	(24,901)
Reclassification adjustment for net losses realized(4)	12,810	16,733	27,535

Net unrealized gains on derivative instruments	12,239	13,314	2,634
Foreign currency translation	(426)	(1,460)	2,186

Other comprehensive income	$12,778	$11,159	$6,403

(1)
Net of tax effect of $0.8 million in 2012, $(2.1) million in 2011 and $(1.3) million in 2010.

(2)
Net of tax effect of $(1.0) million in 2012, $2.2 million in 2011 and $0.7 million in 2010.

(3)
Net of tax effect of $(0.2) million in 2012, $1.4 million in 2011 and $14.4 million in 2010.

(4)
Net of tax effect of $(7.3) million in 2012, $(9.1) million in 2011 and $(15.5) million in 2010.

        Accumulated other comprehensive income (loss) included the following components as of December 31:

(In thousands)	2012	2011
Net unrealized gains on securities, net of tax	$5,295	$4,330
Net unrealized losses on derivative instruments, net of tax	(2,029)	(14,268)
Foreign currency translation	3,300	3,726

Accumulated other comprehensive income (loss)	$6,566	$(6,212)

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Note 16. Supplemental Cash Flow Information

        Supplemental information relating to the Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010 is presented in the following table:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Cash paid for or (received from):
Interest expense	$235,419	$252,284	$268,693
Interest and dividend income	(5,339)	(4,888)	(5,331)
Income taxes, net of refunds	8,839	11,677	13,353

        The Company acquired $47.1 million and $10.1 million of property and equipment through capital leases and other non-cash financing transactions in the years ended December 31, 2012 and 2011, respectively, which have been excluded from the Consolidated Statements of Cash Flows as non-cash investing and financing activities. There were no similar transactions in 2010.

Capital Stock	12 Months Ended
Dec. 31, 2012
Capital Stock
Capital Stock

Note 17. Capital Stock

        Effective July 24, 2007 upon completion of the Merger, the Certificate of Incorporation of the Company was amended to provide for the authorization of 1,000 shares of common stock to replace the previously authorized, issued and outstanding common stock. As a result of the Merger, CDRSVM Holding, Inc. holds 1,000 shares of the Company's common stock, which represents all of the authorized and issued common stock. The Company has no other classes of capital stock, authorized or issued.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Stock-Based Compensation

Note 18. Stock-Based Compensation

        The board of directors and stockholders of Holdings have adopted the Amended and Restated ServiceMaster Global Holdings, Inc. Stock Incentive Plan (the "MSIP"). The MSIP provides for the sale of shares and deferred share units ("DSUs") of Holdings stock to ServiceMaster's executives, officers and other employees and to Holdings' directors as well as the grant of both restricted stock units ("RSUs") and options to purchase shares of Holdings to those individuals. DSUs represent a right to receive a share of common stock in the future. The board of directors of Holdings, or a committee designated by it, selects the ServiceMaster executives, officers and employees and the Holdings' directors eligible to participate in the MSIP and determines the specific number of shares to be offered or options to be granted to an individual. A maximum of 15,595,000 shares of Holdings stock is authorized for issuance under the MSIP. Holdings currently intends to satisfy any need for shares of common stock of Holdings associated with the settlement of DSUs, vesting of RSUs or exercise of options issued under the MSIP through those new shares available for issuance or any shares repurchased, forfeited or surrendered from participants in the MSIP.

        All option grants under the MSIP have been, and will be, non-qualified options with a per-share exercise price no less than the fair market value of one share of Holdings stock on the grant date. Any stock options granted will generally have a term of ten years and vesting will be subject to an employee's continued employment. The board of directors of Holdings, or a committee designated by it, may accelerate the vesting of an option at any time. In addition, vesting of options will be accelerated if Holdings experiences a change in control (as defined in the MSIP) unless options with substantially equivalent terms and economic value are substituted for existing options in place of accelerated vesting. Vesting of options will also be accelerated in the event of an employee's death or disability (as defined in the MSIP). Upon a termination for cause (as defined in the MSIP), all options held by an employee are immediately cancelled. Following a termination without cause, vested options will generally remain exercisable through the earliest of the expiration of their term or three months following termination of employment (one year in the case of death, disability or retirement at normal retirement age). Unless sooner terminated by the board of directors of Holdings, the MSIP will remain in effect until November 20, 2017.

        In 2012, 2011 and 2010, Holdings completed various equity offerings to certain executives, officers and employees of ServiceMaster pursuant to the MSIP. The shares sold and options granted in connection with these equity offerings are subject to and governed by the terms of the MSIP. In connection with these offerings, Holdings sold a total of 122,853, 495,538 and 97,200 shares of common stock in 2012, 2011 and 2010, respectively, at a weighted average purchase price of $14.65 per share in 2012, $11.00 per share in 2011 and $10.00 per share in 2010. In addition, Holdings granted ServiceMaster's executives, officers and employees options to purchase 506,116, 2,280,391 and 284,400 shares of Holdings common stock in 2012, 2011 and 2010, respectively, at a weighted average exercise price of $14.67 per share for options issued in 2012, $11.00 per share for options issued in 2011 and $10.00 per share for options issued in 2010. These options are subject to and governed by the terms of the MSIP. The per share purchase price and exercise price was based on the determination by the Compensation Committee of Holdings of the fair market value of the common stock of Holdings as of the purchase/grant dates.

        All options, except for 7,143 and 86,364 options granted to our CEO in 2012 and 2011, respectively, ("Superperformance Options"), granted to date will vest in four equal annual installments, subject to an employee's continued employment. The four-year vesting period is the requisite service period over which compensation cost will be recognized on a straight-line basis for all grants. The Superperformance Options granted in 2012 and 2011 will vest immediately in the event that the stock price of Holdings reaches a targeted level. All options issued are accounted for as equity-classified awards. The non-cash stock-based compensation expense associated with the MSIP is pushed down from Holdings and recorded in the financial statements of ServiceMaster.

        The value of each option award was estimated on the grant date using the Black-Scholes option valuation model that incorporates the assumptions noted in the following table. For options granted in 2012, 2011 and 2010, the expected volatilities were based on the historical and implied volatilities of the publicly traded stock of a group of companies comparable to ServiceMaster. The expected life represents the period of time that options granted are expected to be outstanding and was calculated using the simplified method as outlined by the SEC in Staff Accounting Bulletins No. 107 and 110. The risk-free interest rates were based on the U.S. Treasury securities with terms similar to the expected lives of the options as of the grant dates.

	Year Ended December 31,
Assumption	2012	2011	2010
Expected volatility	49.2% - 50.3%	31.0% - 50.3%	31.7% - 34.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	0.78% - 1.43%	1.07% - 2.65%	1.77% - 2.63%

        The weighted-average grant-date fair value of the options granted during 2012, 2011 and 2010 was $7.06, $4.31 and $3.65 per option, respectively. The Company has applied a forfeiture assumption of 11.28 percent per annum in the recognition of the expense related to these options, with the exception of the options held by the Company's CEO for which the Company has applied a forfeiture rate of zero.

        A summary of option activity under the MSIP as of December 31, 2012, and changes during the year then ended is presented below:

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2011	9,623,674	$10.24
Granted to employees	506,116	$14.67
Exercised	(380,625)	$10.00
Forfeited	(387,102)	$10.70
Expired	(393,750)	$10.00

Total outstanding, December 31, 2012	8,968,313	$10.49	5.19

Total exercisable, December 31, 2012	6,802,964	$10.08	4.09

        Holdings granted ServiceMaster's executives, officers and employees 72,143, 350,454 and 735,000 RSUs in 2012, 2011 and 2010, respectively, with weighted average grant date fair values of $14.90 per unit for 2012, $11.00 per unit in 2011 and $10.00 per unit in 2010, which was equivalent to the then current fair value of Holdings' common stock at the grant date. All RSUs outstanding as of December 31, 2012 will vest in three equal annual installments, subject to an employee's continued employment. Upon vesting, each RSU will be converted into one share of Holdings' common stock.

        A summary of RSU activity under the MSIP as of December 31, 2012, and changes during the year then ended is presented below:

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2011	683,785	$10.51
Granted to employees	72,143	$14.90
Vested	(266,818)	$10.44
Forfeited	(153,330)	$10.33

Total outstanding, December 31, 2012	335,780	$11.60

        During the years ended December 31, 2012, 2011 and 2010, the Company recognized stock-based compensation expense of $7.1 million ($4.4 million, net of tax), $8.4 million ($5.2 million, net of tax) and $9.4 million ($5.7 million, net of tax), respectively. As of December 31, 2012, there was $11.2 million of total unrecognized compensation costs related to non-vested stock options and RSUs granted by Holdings under the MSIP. These remaining costs are expected to be recognized over a weighted-average period of 2.5 years.

        In 2012, Holdings modified options held by certain executive officers of ServiceMaster. These modifications resulted in $0.9 million in additional stock compensation expense, which was recorded during 2012. In 2010, in connection with his retirement, Holdings modified certain options held by the former CEO of ServiceMaster. This stock option modification resulted in additional stock compensation expense of $0.5 million, which was recorded during 2010. There were no stock option modifications in 2011.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

Note 19. Fair Value Measurements

        The period end carrying amounts of receivables, accounts payable and accrued liabilities approximate fair value because of the short maturity of these instruments. The period end carrying amounts of long-term notes receivable approximate fair value as the effective interest rates for these instruments are comparable to market rates at period end. The period end carrying amounts of current and long-term marketable securities also approximate fair value, with unrealized gains and losses reported net-of-tax as a component of accumulated other comprehensive loss on the Consolidated Statements of Financial Position, or, for certain unrealized losses, reported in interest and net investment income in the Consolidated Statements of Operations and Comprehensive (Loss) Income if the decline in value is other than temporary. The carrying amount of total debt was $3.961 billion and $3.876 billion and the estimated fair value was $4.018 billion and $3.788 billion as of December 31, 2012 and 2011, respectively. The fair value of the Company's debt is estimated based on available market prices for the same or similar instruments which are considered significant other observable inputs (Level 2) within the fair value hierarchy. The fair values presented reflect the amounts that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The fair value estimates presented in this report are based on information available to the Company as of December 31, 2012 and 2011.

        The Company has estimated the fair value of its financial instruments measured at fair value on a recurring basis using the market and income approaches. For investments in marketable securities, deferred compensation trust assets and derivative contracts, which are carried at their fair values, the Company's fair value estimates incorporate quoted market prices, other observable inputs (for example, forward interest rates) and unobservable inputs (for example, forward commodity prices) at the balance sheet date.

        Interest rate swap contracts are valued using forward interest rate curves obtained from third party market data providers. The fair value of each contract is the sum of the expected future settlements between the contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract interest rate to the expected forward interest rate as of each settlement date and applying the difference between the two rates to the notional amount of debt in the interest rate swap contracts.

        Fuel swap contracts are valued using forward fuel price curves obtained from third party market data providers. The fair value of each contract is the sum of expected future settlements between contract counterparties, discounted to present value. The expected future settlements are determined by comparing the contract fuel price to the expected forward fuel price as of each settlement date and applying the difference between the contract and expected prices to the notional gallons in the fuel swap contracts. The Company regularly reviews the forward price curves obtained from third party market data providers and related changes in fair value for reasonableness utilizing information available to the Company from other published sources.

        The Company has not changed its valuation techniques for measuring the fair value of any financial assets and liabilities during the year. Transfers between levels, if any, are recognized at the end of the reporting period. There were no significant transfers between levels during the years ended December 31, 2012 or 2011.

        The carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value on a recurring basis for the periods presented are as follows:

		As of December 31, 2012
			Estimated Fair Value Measurements
						As of December 31, 2011
			Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
					Significant Unobservable Inputs (Level 3)
(In thousands)	Statement of Financial Position Location	Carrying Value				Carrying Value	Estimated Fair Value
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$11,987	$11,987	$—	$—	$10,834	$10,834
Investments in marketable securities	Marketable securities and Long-term marketable securities	133,816	45,152	88,664	—	131,648	131,648
Fuel swap contracts:
Current	Prepaid expenses and other assets	1,957	—	—	1,957	548	548

Total financial assets		$147,760	$57,139	$88,664	$1,957	$143,030	$143,030

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$113	$—	$—	$113	$1,281	$1,281
Interest rate swap contracts	Other accrued liabilities(1)	7,349	—	7,349	—	23,467	23,467

Total financial liabilities		$7,462	$—	$7,349	$113	$24,748	$24,748

(1)
As of December 31, 2011, liabilities related to interest rate swap contracts were reflected in other long-term obligations on the Consolidated Statement of Financial Position.

        The estimated fair value of the Company's assets that were recorded at fair value on a nonrecurring basis during 2012 are as follows:

			Estimated Fair Value Measurements
(In thousands)	Statement of Financial Position Location	Date of Fair Value Measurement	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
TruGreen Trade Name(1)	Intangible assets, primarily trade names, service marks and trademarks, net	9/30/2012	$—	$—	$606,800
TruGreen Goodwill(2)	Goodwill	9/30/2012	—	—	417,367
(1)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $118.7 million to reduce the carrying value of the TruGreen trade name to its fair value as a result of our interim impairment testing of indefinite-lived intangible assets. See Note 1 for further information regarding the factors that led to the completion of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of the TruGreen trade name.

(2)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $790.2 million to reduce the carrying value of TruGreen's goodwill to its implied fair value as a result of our interim goodwill impairment testing. During the fourth quarter of 2012, the Company finalized the TruGreen impairment analysis and recorded a $4.0 million adjustment to the September 30, 2012 estimate adjusting the carrying value of goodwill from $413.4 million to $417.4 million. See Note 1 for further information regarding the factors that led to the initiation of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of TruGreen's goodwill.

        A reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) on a recurring basis is presented as follows:

(In thousands)	Fuel Swap Contract Assets (Liabilities)
Balance as of December 31, 2010	$6,649
Total gains (losses) (realized and unrealized):
Included in earnings	10,010
Included in accumulated other comprehensive income	(7,382)
Settlements, net	(10,010)

Balance as of December 31, 2011	(733)
Total gains (realized and unrealized):
Included in earnings	1,944
Included in accumulated other comprehensive income	2,577
Settlements, net	(1,944)

Balance as of December 31, 2012	$1,844

        The following table presents information relating to the significant unobservable inputs of our Level 3 financial instruments as of December 31, 2012:

Item	Fair Value as of December 31, 2012 (in thousands)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$1,844	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.36 - $3.73	$3.55
			Forward Diesel Price per Gallon(1)	$3.88 - $3.96	$3.90
(1)
Forward price per gallon for unleaded and diesel were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

        The Company uses derivative financial instruments to manage risks associated with changes in fuel prices and interest rates. The Company does not hold or issue derivative financial instruments for trading or speculative purposes. In designating its derivative financial instruments as hedging instruments under accounting standards for derivative instruments, the Company formally documents the relationship between the hedging instrument and the hedged item, as well as the risk management objective and strategy for the use of the hedging instrument. This documentation includes linking the derivatives to forecasted transactions. The Company assesses at the time a derivative contract is entered into, and at least quarterly thereafter, whether the derivative item is effective in offsetting the projected changes in cash flows of the associated forecasted transactions. All of the Company's designated hedging instruments are classified as cash flow hedges.

        The Company has historically hedged a significant portion of its annual fuel consumption of approximately 20 million gallons. The Company has also hedged the interest payments on a portion of its variable rate debt through the use of interest rate swap agreements. All of the Company's fuel swap contracts and interest rate swap contracts are classified as cash flow hedges, and, as such, the hedging instruments are recorded on the Consolidated Statements of Financial Position as either an asset or liability at fair value, with the effective portion of changes in the fair value attributable to the hedged risks recorded in accumulated other comprehensive income (loss). Any change in the fair value of the hedging instrument resulting from ineffectiveness, as defined by accounting standards, is recognized in current period earnings. Cash flows related to fuel and interest rate derivatives are classified as operating activities in the Consolidated Statements of Cash Flows, other than cash flows related to one amended interest rate swap which are classified as financing activities.

        The effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive (Loss) Income and accumulated other comprehensive income (loss) on the Consolidated Statements of Financial Position for the years ended December 31, 2012 and 2011, respectively, is presented as follows:

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings
	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)
(In thousands)
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Earnings
	Year ended December 31, 2012
Fuel swap contracts	$2,577	$1,944	Cost of services rendered and products sold
Interest rate swap contracts	$17,114	$(21,898)	Interest expense

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss)
Derivatives designated as Cash Flow Hedge Relationships			Location of (Loss) Gain included in Income
	Year ended December 31, 2011
Fuel swap contracts	$(7,382)	$9,739	Cost of services rendered and products sold
	$—	$271	Loss from discontinued operations, net of income taxes
Interest rate swap contracts	$28,340	$(37,613)	Interest expense

        Ineffective portions of derivative instruments designated in accordance with accounting standards as cash flow hedge relationships were insignificant during the year ended December 31, 2012. As of December 31, 2012, the Company had fuel swap contracts to pay fixed prices for fuel with an aggregate notional amount of $40.2 million, maturing through 2013. Under the terms of its fuel swap contracts, the Company is required to post collateral in the event that the fair value of the contracts exceeds a certain agreed upon liability level and in other circumstances required by the counterparty. As of December 31, 2012, the Company had posted $4.0 million in letters of credit as collateral under its fuel hedging program, none of which were posted under the Company's Revolving Credit Facility. As of December 31, 2012, the Company had interest rate swap contracts to pay fixed rates for interest on long-term debt with an aggregate notional amount of $980 million, maturing through 2013.

        The effective portion of the gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments is recorded in accumulated other comprehensive income (loss). These amounts are reclassified into earnings in the same period or periods during which the hedged forecasted debt interest settlement or the fuel settlement affects earnings. The amount expected to be reclassified into earnings during the next 12 months includes unrealized gains and losses related to open fuel hedges and interest rate swaps. Specifically, as the underlying forecasted transactions occur during the next 12 months, the hedging gains and losses in accumulated other comprehensive income (loss) expected to be recognized in earnings is a loss of $2.0 million, net of tax, as of December 31, 2012. The amounts that are ultimately reclassified into earnings will be based on actual interest rates and fuel prices at the time the positions are settled and may differ materially from the amount noted above.

Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries

Note 20. Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries

        The following condensed consolidating financial statements of the Company and its subsidiaries have been prepared pursuant to Rule 3-10 of Regulation S-X. These condensed consolidating financial statements have been prepared from the Company's financial information on the same basis of accounting as the Consolidated Financial Statements. Goodwill and other intangible assets have been allocated to all of the subsidiaries of the Company based on management's estimates.

        The payment obligations of the Company under the 2020 Notes are jointly and severally guaranteed on a senior unsecured basis by the Guarantors. Each of the Guarantors is wholly owned, directly or indirectly, by the Company, and all guarantees are full and unconditional. The Non-Guarantors do not guarantee the 2020 Notes. A Guarantor will be released from its obligations under its guarantee under certain customary circumstances, including, (i) the sale or disposition of the Guarantor, (ii) the release of the Guarantor from all of its obligations under all guarantees related to any indebtedness of the Company, (iii) the merger or consolidation of the Guarantor as specified in the indenture governing the 2020 Notes, (iv) the Guarantor becomes an unrestricted subsidiary under the indenture governing the 2020 Notes, (v) the defeasance of the Company's obligations under the indenture governing the 2020 Notes, or (vi) the payment in full of the principal amount of the 2020 Notes.

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,401,526	$851,010	$(59,255)	$3,193,281
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,512,389	407,724	(58,444)	1,861,669
Selling and administrative expenses	8,368	478,820	385,263	(425)	872,026
Amortization expense	—	61,540	3,758	—	65,298
Goodwill and trade name impairment	—	897,732	11,141	—	908,873
Restructuring charges	—	7,748	10,429	—	18,177

Total operating costs and expenses	8,368	2,958,229	818,315	(58,869)	3,726,043

Operating (Loss) Income	(8,368)	(556,703)	32,695	(386)	(532,762)
Non-operating Expense (Income):
Interest expense (income)	178,427	85,881	(18,024)	—	246,284
Interest and net investment loss (income)	1,100	9,991	(18,550)	(386)	(7,845)
Loss on extinguishment of debt	55,554	—	—	—	55,554
Other expense	—	—	622	—	622

(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(652,575)	68,647	—	(827,377)
(Benefit) provision for income taxes	(82,895)	(101,629)	70,264	—	(114,260)
Equity in losses of joint venture	—	—	(226)	—	(226)

Loss from Continuing Operations	(160,554)	(550,946)	(1,843)	—	(713,343)
(Loss) income from discontinued operations, net of income taxes	—	(202)	2	—	(200)
Equity in earnings of subsidiaries (net of tax)	(552,989)	4,034	—	548,955	—

Net Loss	$(713,543)	$(547,114)	$(1,841)	$548,955	$(713,543)

Total Comprehensive Loss	$(700,765)	$(546,632)	$(2,179)	$548,811	$(700,765)

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,452,731	$811,446	$(58,305)	$3,205,872
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,483,220	388,201	(57,715)	1,813,706
Selling and administrative expenses	9,186	499,101	372,630	(425)	880,492
Amortization expense	222	67,443	23,687	—	91,352
Trade name impairment	—	36,700	—	—	36,700
Restructuring charges	35	4,678	3,449	—	8,162

Total operating costs and expenses	9,443	2,091,142	787,967	(58,140)	2,830,412

Operating (Loss) Income	(9,443)	361,589	23,479	(165)	375,460
Non-operating Expense (Income):
Interest expense (income)	189,677	89,819	(6,373)	—	273,123
Interest and net investment loss (income)	2,969	3,491	(17,346)	—	(10,886)
Loss on extinguishment of debt	774	—	—	—	774
Other expense	—	—	700	—	700

(Loss) Income from Continuing Operations before Income Taxes	(202,863)	268,279	46,498	(165)	111,749
(Benefit) provision for income taxes	(76,622)	18,720	101,814	—	43,912

(Loss) Income from Continuing Operations	(126,241)	249,559	(55,316)	(165)	67,837
Income (loss) from discontinued operations, net of income taxes	—	19,497	(46,678)	165	(27,016)
Equity in earnings of subsidiaries (net of tax)	167,062	(111,863)	—	(55,199)	—

Net Income (Loss)	$40,821	$157,193	$(101,994)	$(55,199)	$40,821

Total Comprehensive Income (Loss)	$51,980	$156,150	$(103,323)	$(52,827)	$51,980

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,405,822	$777,219	$(55,647)	$3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,461,057	371,293	(55,046)	1,777,304
Selling and administrative expenses	9,577	516,349	370,208	(184)	895,950
Amortization expense	222	99,918	35,860	—	136,000
Restructuring charges (credits)	1,208	10,484	(244)	—	11,448

Total operating costs and expenses	11,007	2,087,808	777,117	(55,230)	2,820,702

Operating (Loss) Income	(11,007)	318,014	102	(417)	306,692
Non-operating Expense (Income):
Interest expense	196,647	76,258	14,028	—	286,933
Interest and net investment loss (income)	1,628	3,596	(14,582)	—	(9,358)
Other expense	—	—	733	—	733

(Loss) Income from Continuing Operations before Income Taxes	(209,282)	238,160	(77)	(417)	28,384
(Benefit) provision for income taxes	(73,163)	25,134	58,974	—	10,945

(Loss) Income from Continuing Operations	(136,119)	213,026	(59,051)	(417)	17,439
Income (loss) from discontinued operations, net of income taxes	—	17,868	(50,283)	417	(31,998)
Equity in earnings of subsidiaries (net of tax)	121,560	(117,729)	—	(3,831)	—

Net (Loss) Income	$(14,559)	$113,165	$(109,334)	$(3,831)	$(14,559)

Total Comprehensive (Loss) Income	$(8,156)	$114,793	$(105,070)	$(9,723)	$(8,156)

Condensed Consolidating Statement of Financial Position
As of December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$316,528	$13,842	$92,375	$—	$422,745
Marketable securities	—	—	19,347	—	19,347
Receivables	1,164	116,778	476,620	(190,857)	403,705
Inventories	—	54,313	2,249	—	56,562
Prepaid expenses and other assets	6,597	10,272	21,810	(1,335)	37,344
Deferred customer acquisition costs	—	19,010	14,911	—	33,921
Deferred taxes	38,140	66,129	3,230	—	107,499

Total Current Assets	362,429	280,344	630,542	(192,192)	1,081,123

Property and Equipment:
At cost	—	440,107	193,475	—	633,582
Less: accumulated depreciation	—	(209,044)	(84,490)	—	(293,534)

Net property and equipment	—	231,063	108,985	—	340,048

Other Assets:
Goodwill	—	2,055,779	356,472	—	2,412,251
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,634,145	739,324	—	2,373,469
Notes receivable	2,005,485	23	30,343	(2,013,432)	22,419
Long-term marketable securities	11,987	—	114,469	—	126,456
Investments in and advances to subsidiaries	2,098,929	630,029	—	(2,728,958)	—
Other assets	47,947	1,435	7,984	(47,169)	10,197
Debt issuance costs	44,850	—	101	—	44,951

Total Assets	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$156	$41,011	$45,543	$—	$86,710
Accrued liabilities:
Payroll and related expenses	1,709	41,861	34,618	—	78,188
Self-insured claims and related expenses	—	20,180	62,855	—	83,035
Accrued interest payable	54,008	350	38	(240)	54,156
Other	8,355	26,377	25,357	(1,095)	58,994
Deferred revenue	—	135,074	348,823	—	483,897
Liabilities of discontinued operations	—	767	138	—	905
Current portion of long-term debt	93,989	20,287	128,795	(190,857)	52,214

Total Current Liabilities	158,217	285,907	646,167	(192,192)	898,099

Long-Term Debt	3,837,872	2,044,238	40,361	(2,013,432)	3,909,039
Other Long-Term Liabilities:
Deferred taxes	—	715,794	265,646	(47,169)	934,271
Intercompany payable	—	—	445,489	(445,489)	—
Other long-term obligations, primarily self-insured claims	20,888	1,243	92,724	—	114,855

Total Other Long-Term Liabilities	20,888	717,037	803,859	(492,658)	1,049,126

Shareholder's Equity	554,650	1,785,636	497,833	(2,283,469)	554,650

Total Liabilities and Shareholder's Equity	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Condensed Consolidating Statement of Financial Position
As of December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$232,382	$13,751	$82,797	$—	$328,930
Marketable securities	—	—	12,026	—	12,026
Receivables	1,202	108,486	452,149	(187,637)	374,200
Inventories	—	57,219	2,424	—	59,643
Prepaid expenses and other assets	5,629	12,742	20,218	(294)	38,295
Deferred customer acquisition costs	—	13,838	16,565	—	30,403
Deferred taxes	39,221	47,218	4,170	—	90,609
Assets of discontinued operations	—	7	10	—	17

Total Current Assets	278,434	253,261	590,359	(187,931)	934,123

Property and Equipment:
At cost	—	377,900	163,917	—	541,817
Less: accumulated depreciation	—	(164,689)	(70,369)	—	(235,058)

Net property and equipment	—	213,211	93,548	—	306,759

Other Assets:
Goodwill	—	2,796,789	365,191	—	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,804,619	738,920	—	2,543,539
Notes receivable	1,997,157	82	31,187	(2,005,104)	23,322
Long-term marketable securities	10,834	—	119,622	—	130,456
Investments in and advances to subsidiaries	2,890,634	872,451	—	(3,763,085)	—
Other assets	51,871	3,838	3,926	(50,789)	8,846
Debt issuance costs	37,708	—	90	—	37,798

Total Assets	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$192	$46,378	$35,071	$—	$81,641
Accrued liabilities:
Payroll and related expenses	1,659	40,608	43,079	—	85,346
Self-insured claims and related expenses	—	20,400	52,671	—	73,071
Accrued interest payable	67,000	260	45	(294)	67,011
Other	2,919	31,760	35,424	—	70,103
Deferred revenue	—	142,918	330,324	—	473,242
Liabilities of discontinued operations	—	279	526	—	805
Current portion of long-term debt	108,428	14,258	116,789	(187,637)	51,838

Total Current Liabilities	180,198	296,861	613,929	(187,931)	903,057

Long-Term Debt	3,782,391	2,015,961	30,784	(2,005,104)	3,824,032
Other Long-Term Liabilities:
Deferred taxes	—	808,830	278,652	(50,789)	1,036,693
Intercompany payable	12,309	—	310,011	(322,320)	—
Liabilities of discontinued operations	—	—	2,070	—	2,070
Other long-term obligations, primarily self-insured claims	43,821	220	89,011	—	133,052

Total Other Long-Term Liabilities	56,130	809,050	679,744	(373,109)	1,171,815

Shareholder's Equity	1,247,919	2,822,379	618,386	(3,440,765)	1,247,919

Total Liabilities and Shareholder's Equity	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$232,382	$13,751	$82,797	$—	$328,930

Net Cash Provided from Operating Activities from Continuing Operations	396,129	479,789	7,781	(649,090)	234,609

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(43,636)	(29,592)	—	(73,228)
Sale of equipment and other assets	—	2,141	56	—	2,197
Other business acquisitions, net of cash acquired	—	(41,025)	(5,113)	—	(46,138)
Notes receivable, financial investments and securities, net	—	—	(1,176)	—	(1,176)

Net Cash Used for Investing Activities from Continuing Operations	—	(82,520)	(35,825)	—	(118,345)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	—	—	—	1,350,000
Payments of debt	(1,313,714)	(18,816)	(2,417)	—	(1,334,947)
Shareholders' dividends	—	(515,706)	(133,384)	649,090	—
Debt issuance costs paid	(32,978)	—	(111)	—	(33,089)
Net intercompany advances	(315,291)	141,623	173,668	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(311,983)	(392,899)	37,756	649,090	(18,036)

Cash Flows from Discontinued Operations:
Cash used for operating activities	—	(668)	(134)	—	(802)
Cash used for investing activities:
Proceeds from sale of business	—	(3,611)	—	—	(3,611)

Net Cash Used for Discontinued Operations	—	(4,279)	(134)	—	(4,413)

Cash Increase During the Period	84,146	91	9,578	—	93,815

Cash and Cash Equivalents at End of Period	$316,528	$13,842	$92,375	$—	$422,745

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$132,168	$16,900	$103,630	$—	$252,698

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	476,575	565,023	(29,251)	(717,346)	295,001

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(68,189)	(28,351)	—	(96,540)
Sale of equipment and other assets	—	4,433	172	—	4,605
Acquisition of The ServiceMaster Company	(35)	—	—	—	(35)
Other business acquisitions, net of cash acquired	—	(43,316)	(1,049)	—	(44,365)
Purchase of other intangibles	—	(1,900)	—	—	(1,900)
Notes receivable, financial investments and securities, net	—	633	2,376	—	3,009

Net Cash Used for Investing Activities from Continuing Operations	(35)	(108,339)	(26,852)	—	(135,226)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	—	—	4,000	—	4,000
Payments of debt	(91,500)	(13,119)	(1,286)	—	(105,905)
Shareholders' dividends	—	(573,412)	(143,934)	717,346	—
Debt issuance costs paid	(267)	—	—	—	(267)
Net intercompany advances	(284,559)	100,224	184,335	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(376,326)	(486,307)	43,115	717,346	(102,172)

Cash Flows from Discontinued Operations:
Cash provided from (used for) operating activities	—	340	(6,228)	—	(5,888)
Cash provided from (used for) investing activities:
Proceeds from sale of business	—	26,134	—	—	26,134
Other investing activities	—	—	(1,617)	—	(1,617)

Net Cash Provided from (Used for) Discontinued Operations	—	26,474	(7,845)	—	18,629

Cash Increase (Decrease) During the Period	100,214	(3,149)	(20,833)	—	76,232

Cash and Cash Equivalents at End of Period	$232,382	$13,751	$82,797	$—	$328,930

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$124,674	$17,689	$112,993	$—	$255,356

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	296,963	460,679	(62,561)	(472,537)	222,544

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(82,594)	(51,640)	—	(134,234)
Sale of equipment and other assets	—	1,003	352	—	1,355
Acquisition of The ServiceMaster Company	(2,245)	—	—	—	(2,245)
Other business acquisitions, net of cash acquired	—	(57,724)	(217)	—	(57,941)
Purchase of other intangibles	—	(2,500)	—	—	(2,500)
Notes receivable, financial investments and securities, net	22,012	—	(1,585)	—	20,427

Net Cash Provided from (Used for) Investing Activities from Continuing Operations	19,767	(141,815)	(53,090)	—	(175,138)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	5,000	—	10,000	—	15,000
Payments of debt	(32,250)	(15,325)	(13,758)	—	(61,333)
Shareholders' dividends	—	(413,197)	(59,340)	472,537	—
Debt issuance costs paid	—	—	(30)	—	(30)
Net intercompany advances	(281,986)	108,869	173,117	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(309,236)	(319,653)	109,989	472,537	(46,363)

Cash Flows from Discontinued Operations:
Cash provided from operating activities	—	—	6,776	—	6,776
Cash used for investing activities	—	—	(10,477)	—	(10,477)

Net Cash Used for Discontinued Operations	—	—	(3,701)	—	(3,701)

Cash Increase (Decrease) During the Period	7,494	(789)	(9,363)	—	(2,658)

Cash and Cash Equivalents at End of Period	$132,168	$16,900	$103,630	$—	$252,698

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION
SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION

SCHEDULE I
THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
(In thousands)

	Year ended December 31,
	2012	2011	2010
Operating Revenue	$—	$—	$—
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense	—	222	222
Restructuring charges	—	35	1,208

Total operating costs and expenses	8,368	9,443	11,007

Operating Loss	(8,368)	(9,443)	(11,007)
Non-operating Expense:
Interest expense	178,427	189,677	196,647
Interest and net investment loss	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774	—

Loss from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
Benefit for income taxes	(82,895)	(76,622)	(73,163)

Loss from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560

Net (Loss) Income	$(713,543)	$40,821	$(14,559)

Total Comprehensive (Loss) Income	$(700,765)	$51,980	$(8,156)

THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED BALANCE SHEETS
AS of DECEMBER 31, 2012 AND 2011
(In thousands)

	As of December 31,
	2012	2011
Assets
Current Assets:
Cash and cash equivalents	$316,528	$232,382
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221

Total Current Assets	362,429	278,434

Other Assets:
Notes receivable from subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708

Total Assets	$4,571,627	$5,266,638

Liabilities and Shareholder's Equity Current Liabilities:
Accounts payable	$156	$192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428

Total Current Liabilities	158,217	180,198

Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable	—	12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821

Total Other Long-Term Liabilities	20,888	56,130

Shareholder's Equity	554,650	1,247,919

Total Liabilities and Shareholder's Equity	$4,571,627	$5,266,638

THE SERVICEMASTER COMPANY (PARENT)
CONDENSED FINANCIAL INFORMATION
CONDENSED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
(In thousands)

	As of December 31,
	2012	2011	2010
Cash and Cash Equivalents at Beginning of Period	$232,382	$132,168	$124,674

Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963

Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company	—	(35)	(2,245)
Notes receivable, financial investments and securities, net	—	—	22,012

Net (Cash Used) Provided from for Investing Activities from Continuing Operations	—	(35)	19,767

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	—	5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)	—
Net intercompany advances	(315,291)	(284,559)	(281,986)

Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)

Cash Increase During the Period	84,146	100,214	7,494

Cash and Cash Equivalents at End of Period	$316,528	$232,382	$132,168

Notes to The ServiceMaster Company (Parent) Condensed Financial Statements

1. Basis of Presentation

        The condensed financial statements of The ServiceMaster Company ("Parent") are required as a result of the restricted net assets of Parent's consolidated subsidiaries exceeding 25% of Parent's consolidated net assets as of December 31, 2012. All consolidated subsidiaries of Parent are wholly owned. The primary source of income for Parent is equity in its subsidiaries' earnings. Its major source of cash is dividends from the subsidiaries.

        Pursuant to rules and regulations of the SEC, the unconsolidated condensed financial statements of Parent do not reflect all of the information and notes normally included with financial statements prepared in accordance with GAAP. Therefore, these condensed financial statements should be read in conjunction with the consolidated financial statements and related notes included in this Annual Report on Form 10-K.

        Parent has accounted for its subsidiaries under the equity method in the unconsolidated condensed financial statements.

2. Commitments, Contingencies and Dividends

        Parent and its subsidiaries are parties to environmental and other legal matters. For further discussion of commitments, guarantees and contingencies, see Note 9 to the consolidated financial statements otf The ServiceMaster Company included in this Annual Report on Form 10-K.

        For the years ended December 31, 2012, 2011 and 2010, Parent received cash dividends from its wholly owned subsidiaries of $515.7 million, $573.4 million and $413.2 million in 2012, 2011 and 2010, respectively.

3. Long-term debt

        Long-term debt as of December 31, 2012 and December 31, 2011 is summarized in the following table:

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Notes payable to subsidiaries	71,679	81,928
Less current portion	(93,987)	(108,427)

Total long-term debt	$3,837,872	$3,782,391

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

        The key provisions of Parent's long-term debt agreements are disclosed in Note 12 to the consolidated financial statements of The ServiceMaster Company included in this Annual Report on Form 10-K.

        As of December 31, 2012, future scheduled long-term debt payments are $94.0 million, $1.217.0 billion, $10.1 million, $10.1 million and $960.5 million for the years ended December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II
THE SERVICEMASTER COMPANY
VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

	Balance at Beginning of Period	Additions Charged to Costs and Expenses	Deductions(1)	Balance at End of Period
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2012
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$17,895	$40,729	$40,102	$18,522
Notes receivable	2,467	1,097	739	2,825
Income tax valuation allowance	6,276	171	434	6,013
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2011
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$14,380	$39,081	$35,566	$17,895
Notes receivable	2,329	519	381	2,467
Income tax valuation allowance	15,437	48	9,209	6,276
AS OF AND FOR THE YEAR ENDING DECEMBER 31, 2010
Continuing Operations—
Allowance for doubtful accounts
Accounts receivable	$15,827	$52,045	$53,492	$14,380
Notes receivable	2,251	923	845	2,329
Income tax valuation allowance	15,479	48	90	15,437
(1)
Deductions in the allowance for doubtful accounts for accounts and notes receivable reflect write-offs of uncollectible accounts. Deductions for the income tax valuation allowance in 2012 are primarily attributable to the reduction of net operating loss carryforwards related to the dissolution of certain subsidiaries. Deductions for the income tax valuation allowance in 2011 are primarily attributable to the reduction of net operating loss carryforwards and other tax attributes related to the dissolution of certain subsidiaries. Deductions for the income tax valuation allowance in 2010 are attributable to realization of deferred tax assets.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Consolidation

 The Consolidated Financial Statements include the accounts of ServiceMaster and its majority-owned subsidiary partnerships, limited liability companies and corporations. All consolidated ServiceMaster subsidiaries are wholly owned. Intercompany transactions and balances have been eliminated.

Use of Estimates

Summary:    The preparation of the Consolidated Financial Statements requires management to make certain estimates and assumptions required under GAAP which may differ from actual results. The more significant areas requiring the use of management estimates relate to revenue recognition; the allowance for uncollectible receivables; accruals for self-insured retention limits related to medical, workers' compensation, auto and general liability insurance claims; accruals for home warranties and termite damage claims; the possible outcome of outstanding litigation; accruals for income tax liabilities as well as deferred tax accounts; the deferral and amortization of customer acquisition costs; useful lives for depreciation and amortization expense; the valuation of marketable securities; and the valuation of tangible and intangible assets. In 2012, there have been no changes in the significant areas that require estimates or in the underlying methodologies used in determining the amounts of these associated estimates.

        The allowance for receivables is developed based on several factors including overall customer credit quality, historical write-off experience and specific account analyses that project the ultimate collectability of the outstanding balances. As such, these factors may change over time causing the reserve level to vary.

Commitments and contingencies

The Company carries insurance policies on insurable risks at levels which it believes to be appropriate, including workers' compensation, auto and general liability risks. The Company purchases insurance from third-party insurance carriers. These policies typically incorporate significant deductibles or self-insured retentions. The Company is responsible for all claims that fall within the retention limits. In determining the Company's accrual for self-insured claims, the Company uses historical claims experience to establish both the current year accrual and the underlying provision for future losses. This actuarially determined provision and related accrual include both known claims, as well as incurred but not reported claims. The Company adjusts its estimate of accrued self-insured claims when required to reflect changes based on factors such as changes in health care costs, accident frequency and claim severity.

        Accruals for home warranty claims in the American Home Shield business are made based on the Company's claims experience and actuarial projections. Termite damage claim accruals in the Terminix business are recorded based on both the historical rates of claims incurred within a contract year and the cost per claim. Current activity could differ causing a change in estimates. The Company has certain liabilities with respect to existing or potential claims, lawsuits, and other proceedings. The Company accrues for these liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Any resulting adjustments, which could be material, are recorded in the period identified.

Revenue

Revenue:    Revenues from lawn care and pest control services, as well as liquid and fumigation termite applications, are recognized as the services are provided. The Company eradicates termites through the use of non-baiting methods (e.g., fumigation or liquid treatments) and baiting systems. Termite services using baiting systems, termite inspection and protection contracts, as well as home warranties, are frequently sold through annual contracts for a one-time, upfront payment. Direct costs of these contracts (service costs for termite contracts and claim costs for home warranties) are expensed as incurred. The Company recognizes revenue over the life of these contracts in proportion to the expected direct costs. Those costs bear a direct relationship to the fulfillment of the Company's obligations under the contracts and are representative of the relative value provided to the customer (proportional performance method). The Company regularly reviews its estimates of direct costs for its termite bait contracts and home warranties and adjusts the estimates when appropriate.

        The Company has franchise agreements in its Terminix, TruGreen, ServiceMaster Clean, AmeriSpec, Furniture Medic and Merry Maids businesses. Franchise revenue (which in the aggregate represents approximately four percent of annual consolidated operating revenue from continuing operations) consists principally of continuing monthly fees based upon the franchisee's customer level revenue. Monthly fee revenue is recognized when the related customer level revenue is reported by the franchisee and collectability is reasonably assured. Franchise revenue also includes initial fees resulting from the sale of a franchise or license. These initial franchise or license fees are pre-established fixed amounts and are recognized as revenue when collectability is reasonably assured and all material services or conditions relating to the sale have been substantially performed. Total profits from the franchised operations were $73.0 million, $74.1 million and $70.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. Consolidated operating loss from continuing operations was $532.8 million for the year ended December 31, 2012 and consolidated operating income was $375.5 million and $306.7 million for the years ended December 31, 2011 and 2010, respectively. The Company evaluates the performance of its franchise businesses based primarily on operating profit before corporate general and administrative expenses, interest expense and amortization of intangible assets. The portion of total franchise fee income related to initial fees received from the sale of franchises was immaterial to the Company's Consolidated Financial Statements for all periods.

        Revenues are presented net of sales taxes collected and remitted to government taxing authorities in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income.

        The Company had $483.9 million and $473.2 million of deferred revenue as of December 31, 2012 and 2011, respectively. Deferred revenue consists primarily of payments received for annual contracts relating to home warranties, termite baiting, termite inspection, pest control and lawn care services.

Deferred Customer Acquisition Costs

 Deferred Customer Acquisition Costs:    Customer acquisition costs, which are incremental and direct costs of obtaining a customer, are deferred and amortized over the life of the related contract in proportion to revenue recognized. These costs include sales commissions and direct selling costs which can be shown to have resulted in a successful sale. Deferred customer acquisition costs amounted to $33.9 million and $30.4 million as of December 31, 2012 and 2011, respectively.

Interim Reporting

Interim Reporting:    TruGreen has significant seasonality in its business. In the winter and spring, this business sells a series of lawn applications to customers which are rendered primarily in March through October (the production season). This business incurs incremental selling expenses at the beginning of the year that directly relate to successful sales for which the revenues are recognized in later quarters. On an interim basis, TruGreen defers these incremental selling expenses, pre-season advertising costs and annual repairs and maintenance costs that are incurred primarily in the first quarter. These costs are deferred and recognized in proportion to the revenue generated over the production season and are not deferred beyond the calendar year-end. Other business segments of the Company also defer, on an interim basis, advertising costs incurred early in the year. These pre-season costs are deferred and recognized approximately in proportion to revenue over the balance of the year and are not deferred beyond the calendar year-end.

Advertising

Advertising:    As discussed in the "Interim Reporting" note above, certain pre-season advertising costs are deferred and recognized approximately in proportion to the revenue over the year. Certain other advertising costs are expensed when the advertising occurs. The cost of direct-response advertising at Terminix, consisting primarily of direct-mail promotions, is capitalized and amortized over its expected period of future benefits. Advertising expense for the years ended December 31, 2012, 2011 and 2010 was $163.9 million, $161.0 million and $159.2 million, respectively.

Inventory
 Inventory:    Inventories are recorded at the lower of cost (primarily on a weighted average cost basis) or market. The Company's inventory primarily consists of finished goods to be used on the customers' premises or sold to franchisees.

Property and Equipment, Intangible Assets and Goodwill

  Property and Equipment, Intangible Assets and Goodwill:

        Property and equipment consist of the following:

	Balance as of December 31,
			Estimated Useful Lives (Years)
(In millions)	2012	2011
Land	$21.7	$22.9	N/A
Buildings and improvements	77.4	76.0	10 - 40
Technology and communications	259.0	207.0	3 - 7
Machinery, production equipment and vehicles	255.7	216.7	3 - 9
Office equipment, furniture and fixtures	19.7	19.2	5 - 7

	633.5	541.8
Less accumulated depreciation	(293.5)	(235.0)

Net property and equipment	$340.0	$306.8

        Depreciation of property and equipment, including depreciation of assets held under capital leases, was $80.9 million, $72.1 million and $60.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.

        Intangible assets consisted primarily of goodwill in the amount of $2.412 billion and $3.162 billion, indefinite-lived trade names in the amount of $2.215 billion and $2.334 billion, and other intangible assets in the amount of $158.7 million and $210.0 million as of December 31, 2012 and 2011, respectively.

        Fixed assets and intangible assets with finite lives are depreciated and amortized on a straight-line basis over their estimated useful lives. These lives are based on the Company's previous experience for similar assets, potential market obsolescence and other industry and business data. As required by accounting standards for the impairment or disposal of long-lived assets, the Company's long-lived assets, including fixed assets and intangible assets (other than goodwill), are tested for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If the carrying value is no longer recoverable based upon the undiscounted future cash flows of the asset, an impairment loss would be recognized equal to the difference between the carrying amount and the fair value of the asset. Changes in the estimated useful lives or in the asset values could cause the Company to adjust its book value or future expense accordingly.

        As required under accounting standards for goodwill and other intangibles, goodwill is not subject to amortization, and intangible assets with indefinite useful lives are not amortized until their useful lives are determined to no longer be indefinite. Goodwill and intangible assets that are not subject to amortization are subject to assessment for impairment by applying a fair-value based test on an annual basis or more frequently if circumstances indicate a potential impairment. The Company adopted the provisions of ASU 2011-08, "Testing Goodwill for Impairment," in the fourth quarter of 2011. This ASU gives entities the option of performing a qualitative assessment before calculating the fair value of a reporting unit in Step 1 of the goodwill impairment test. If entities determine, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not greater than its carrying amount, the two-step impairment test would not be required. For the 2012 annual goodwill impairment review performed as October 1, 2012, the Company did not perform qualitative assessments on any reporting units, but instead completed Step 1 of the goodwill impairment test for all reporting units. For the 2011 annual goodwill impairment review performed as of October 1, 2011, the Company performed qualitative assessments on the Terminix, American Home Shield and ServiceMaster Clean reporting units. Based on these assessments, the Company determined that, more likely than not, the fair values of Terminix, American Home Shield and ServiceMaster Clean were greater than their respective carrying amounts. As a result, the two-step goodwill impairment test was not performed for Terminix, American Home Shield and ServiceMaster Clean in 2011.

        As permitted under accounting standards for goodwill and other intangibles prior to the adoption of ASU 2011-08, the Company carried forward a reporting unit's valuation from the most recent valuation under the following conditions: the assets and liabilities of the reporting unit have not changed significantly since the most recent fair value calculation, the most recent fair value calculation resulted in an amount that exceeded the carrying amount of the reporting unit by a substantial margin and, based on the facts and circumstances of events that have occurred since the last fair value determination, the likelihood that a current fair value calculation would result in an impairment would be remote. For the 2010 annual goodwill impairment review performed as of October 1, 2010, the Company carried forward the valuations of the Terminix and ServiceMaster Clean reporting units completed as of October 1, 2009. The Company did not carry forward the valuations for any trade names for the 2010 annual trade name impairment review.

        Goodwill impairment is determined using a two-step process. The first step involves a comparison of the estimated fair value of a reporting unit to its carrying amount, including goodwill. In performing the first step, the Company determines the fair value of a reporting unit using a combination of a DCF analysis, a market-based comparable approach and a market-based transaction approach. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, terminal growth rates, the amount and timing of expected future cash flows, as well as relevant comparable company earnings multiples for the market-based comparable approach and relevant transaction multiples for the market-based transaction approach. The cash flows employed in the DCF analyses are based on the Company's most recent budget and, for years beyond the budget, the Company's estimates, which are based on estimated growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the future cash flows of the respective reporting units. In addition, the market-based comparable and transaction approaches utilize comparable company public trading values, comparable company historical results, research analyst estimates and, where available, values observed in private market transactions. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not impaired and the second step of the impairment test is not necessary. If the carrying amount of a reporting unit exceeds its estimated fair value, then the second step of the goodwill impairment test must be performed. The second step of the goodwill impairment test compares the implied fair value of the reporting unit's goodwill with its goodwill carrying amount to measure the amount of impairment, if any. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination. In other words, the estimated fair value of the reporting unit is allocated to all of the assets and liabilities of that unit (including any unrecognized intangible assets) as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid. If the carrying amount of the reporting unit's goodwill exceeds the implied fair value of that goodwill, an impairment is recognized in an amount equal to that excess.

        The impairment test for other intangible assets not subject to amortization involves a comparison of the estimated fair value of the intangible asset with its carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using a DCF valuation analysis. The DCF methodology used to value trade names is known as the relief from royalty method and entails identifying the hypothetical cash flows generated by an assumed royalty rate that a third party would pay to license the trade names and discounting them back to the valuation date. Significant judgments inherent in this analysis include the selection of appropriate discount rates and hypothetical royalty rates, estimating the amount and timing of estimated future cash flows attributable to the hypothetical royalty rates and identification of appropriate terminal growth rate assumptions. The discount rates used in the DCF analyses are intended to reflect the risk inherent in the projected future cash flows generated by the respective intangible assets.

        Goodwill and indefinite-lived intangible assets, primarily the Company's trade names, are assessed annually for impairment during the fourth quarter or earlier upon the occurrence of certain events or substantive changes in circumstances. The Company performed an interim goodwill impairment analysis at TruGreen as of September 30, 2012 that resulted in a pre-tax non-cash goodwill impairment of $794.2 million. During the fourth quarter of 2012, the Company finalized its September 30, 2012 TruGreen valuation resulting in a $4.0 million adjustment to goodwill decreasing the 2012 goodwill impairment charge to $790.2 million. The Company's 2012, 2011, and 2010 annual impairment analyses, which were performed as of October 1 of each year, did not result in any goodwill impairments.

        The Company performed an interim trade name impairment analysis at TruGreen as of June 30, 2012 resulting in a pre-tax non-cash trade name impairment charge of $67.7 million recorded in the second quarter of 2012. Further, the Company performed an interim trade name impairment analysis at TruGreen as of September 30, 2012 resulting in a pre-tax non-cash trade name impairment charge of $51.0 million recorded in the third quarter of 2012.

        The Company's annual trade name impairment analyses, which were performed as of October 1 of each year, resulted in pre-tax non-cash impairment of $36.7 million in 2011 related to the TruGreen trade name. The Company's October 1, 2012 and 2010 trade name impairment analyses did not result in any trade name impairments. The impairment charges by business segment for the years ended December 31, 2012 and 2011, as well as the remaining value of the trade names not subject to amortization by business segment as of December 31, 2012 and 2011 are as follows:

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters(1)	Total
Balance at December 31, 2009 and 2010	$875,100	$762,200	$140,400	$152,600	$439,900	$2,370,200
2011 Impairment	—	(36,700)	—	—	—	(36,700)

Balance at December 31, 2011	875,100	725,500	140,400	152,600	439,900	2,333,500
2012 Impairment	—	(118,700)	—	—	—	(118,700)

Balance at December 31, 2012	$875,100	$606,800	$140,400	$152,600	$439,900	$2,214,800

(1)
The Other Operations and Headquarters segment includes Merry Maids.

        The goodwill impairment charge recorded in 2012 was primarily attributable to a decline in forecasted 2012 cash flows and a decrease in projected future growth in cash flows at TruGreen over a defined projection period as of September 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. The changes in projected cash flows at TruGreen were in part a consequence of the shift in strategy for TruGreen described in "Segment Review—TruGreen Segment" in Management's Discussion and Analysis in Item 7 of this Form 10-K. Although the Company projected future growth in cash flows at TruGreen as a part of its September 30, 2012 impairment analysis, total cash flows and projected growth in those cash flows were lower than that projected at the time TruGreen was tested for impairment in 2011. The long-term growth rates used in the impairment tests at September 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rate used in the September 30, 2012 impairment test was 50 bps lower than the discount rate used in the October 1, 2011 impairment test for TruGreen. The decrease in the discount rate is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the last analysis in 2011.

        Based on the revenue results at TruGreen in the first six months of 2012 and a then lower revenue outlook for the remainder of 2012 and future years, the Company concluded that there was an impairment indicator requiring the performance of an interim indefinite-lived intangible asset impairment test for the TruGreen trade name as of June 30, 2012. That impairment analysis resulted in a $67.7 million impairment charge recorded in the second quarter of 2012. Based on the revenue results of TruGreen in the third quarter of 2012 and the revised outlook for the remainder of the year and future years, the Company performed another impairment analysis on its TruGreen trade name to determine its fair value as of September 30, 2012. Based on the revised projected revenue for TruGreen as compared to the projections used in the second quarter 2012 impairment test, the Company determined the fair value attributable to the TruGreen trade name was less than its carrying value by $51.0 million, which was recorded as a trade name impairment in the third quarter of 2012.

        The impairment charge recorded in the second quarter of 2012 was primarily attributable to a decrease in projected future growth in revenue at TruGreen over a defined projection period as of June 30, 2012 compared to the projections used in the previous annual impairment assessment performed on October 1, 2011. The third quarter impairment charge was primarily attributable to a further reduction in projected revenue growth as compared to expectations in the second quarter of 2012. Although the Company projected future growth in revenue at TruGreen over a defined projection period as a part of its September 30, 2012 impairment analysis, such growth was lower than the revenue growth projected at the time the trade name was tested for impairment in the second quarter of 2012. The long-term revenue growth rates used for periods after the defined projection period in the impairment tests at September 30, 2012, June 30, 2012 and October 1, 2011 were the same and in line with historical U.S. gross domestic product growth rates. The discount rates used in the September 30, 2012 and June 30, 2012 impairment tests were the same, but were 50 bps lower than the discount rate used in the October 1, 2011 impairment test for the TruGreen trade name. The decrease in the discount rate from 2011 is primarily attributable to changes in market conditions which indicated an improved outlook for the U.S. financial markets since the last analysis.

        The impairment charge in 2011 was primarily attributable to the use of higher discount rates in the DCF valuation analyses as compared to the discount rates used in the 2010 impairment analyses. Although the projected future growth in cash flows in 2011 were slightly higher than in the 2010 valuation, the increase in the discount rates more than offset the improved cash flows. The increase in the discount rates is primarily attributable to changes in market conditions which indicated a lower risk tolerance in 2011 as compared to 2010. This lower risk tolerance is exhibited through the marketplace's desire for higher returns in order to accept market risk. The long-term revenue growth rates used in the analyses for the October 1, 2011 and 2010 impairment tests were the same and in line with historical U.S. gross domestic product growth rates.

        As a result of the trade name impairment recorded in 2012, the carrying value of the TruGreen trade name was adjusted to its estimated fair value as of September 30, 2012. Any further decline in the estimated fair value of this trade name will result in additional trade name impairment. It is possible that such impairment, if required, could be material and may need to be recorded prior to the fourth quarter of 2013 (i.e., during an interim period) if the Company's results of operations or other factors require an impairment test at an interim date.

Fair Value of Financial Instruments and Credit Risk

 Fair Value of Financial Instruments and Credit Risk:    See Note 19 for information relating to the fair value of financial instruments.

        Financial instruments, which potentially subject the Company to financial and credit risk, consist principally of investments and receivables. Investments consist primarily of publicly traded debt and common equity securities. The Company periodically reviews its portfolio of investments to determine whether there has been an other than temporary decline in the value of the investments from factors such as deterioration in the financial condition of the issuer or the market(s) in which it competes. The majority of the Company's receivables have little concentration of credit risk due to the large number of customers with relatively small balances and their dispersion across geographical areas. The Company maintains an allowance for losses based upon the expected collectability of receivables.

Income Taxes

 The Company records deferred income tax balances based on the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and income tax purposes. The Company records its deferred tax items based on the estimated value of the tax basis. The Company adjusts tax estimates when required to reflect changes based on factors such as changes in tax laws, relevant court decisions, results of tax authority reviews and statutes of limitations. The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes potential interest and penalties related to its uncertain tax positions in income tax expense.

              Income Taxes:    The Company is included in the consolidated U.S. federal income tax return of Holdings. State and local returns are filed both on a separate company basis and on a combined unitary basis with Holdings. Current and deferred income taxes are provided for on a separate company basis. The Company accounts for income taxes using an asset and liability approach for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. Deferred income taxes are provided to reflect the differences between the tax bases of assets and liabilities and their reported amounts in the financial statements. Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.

        The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in its tax return. The Company recognizes potential interest and penalties related to its uncertain tax positions in income tax expense.

Stock-Based Compensation
  Stock-Based Compensation:    The Company accounts for stock-based compensation under accounting standards for share based payments, which require that stock options, restricted stock units and share grants be measured at fair value and this value is recognized as compensation expense over the vesting period.

Newly Issued Accounting Statements and Positions

  Newly Issued Accounting Statements and Positions:

        In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")." This ASU is the result of joint efforts by the FASB and the International Accounting Standards Board to develop converged guidance on how to measure fair value and what disclosures to provide about fair value measurements. The ASU is largely consistent with existing fair value measurement principles in U.S. GAAP; however, it expands existing disclosure requirements for fair value measurements and makes other amendments, many of which eliminate unnecessary wording differences between U.S. GAAP and IFRS. This ASU is effective for interim and annual periods beginning after December 15, 2011 (calendar year 2012). The Company adopted the required provisions of this standard during the first quarter of 2012. The adoption of this standard did not have a material impact on the Company's consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Presentation of Comprehensive Income," to eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and require that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income," to effectively defer the changes from ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The amendments will be temporary to allow the Board time to redeliberate the presentation requirements for reclassifications out of accumulated other comprehensive income for annual and interim financial statements. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (calendar year 2012) and must be applied retrospectively to all periods upon adoption. The Company adopted the required provisions of this standard during the first quarter of 2012. The adoption of this standard changed the presentation of the Company's consolidated financial statements.

        In July 2012, the FASB issued ASU 2012-02, "Intangibles—Goodwill and Other: Testing Indefinite-Lived Intangible Assets for Impairment," which amends the guidance on testing indefinite-lived intangible assets, other than goodwill, for impairment. This standard allows an entity testing an indefinite-lived intangible asset for impairment the option of performing a qualitative assessment before calculating the fair value of the asset. If entities determine, on the basis of the qualitative assessment, that the fair value of the indefinite-lived intangible asset is more likely than not greater than its carrying amount, the quantitative impairment test would not be required. Otherwise, further testing would be needed. This standard revises the examples of events and circumstances that an entity should consider in interim periods, but it does not revise the requirements to test (1) indefinite-lived intangible assets annually for impairment and (2) between annual tests if there is a change in events or circumstances. The amendments in this standard are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The adoption of this standard is not expected to have a material impact on the Company's consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies
Schedule of property and equipment

	Balance as of December 31,
			Estimated Useful Lives (Years)
(In millions)	2012	2011
Land	$21.7	$22.9	N/A
Buildings and improvements	77.4	76.0	10 - 40
Technology and communications	259.0	207.0	3 - 7
Machinery, production equipment and vehicles	255.7	216.7	3 - 9
Office equipment, furniture and fixtures	19.7	19.2	5 - 7

	633.5	541.8
Less accumulated depreciation	(293.5)	(235.0)

Net property and equipment	$340.0	$306.8

Schedule of impairment charges and remaining value of the trade names not subject to amortization by business segment

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters(1)	Total
Balance at December 31, 2009 and 2010	$875,100	$762,200	$140,400	$152,600	$439,900	$2,370,200
2011 Impairment	—	(36,700)	—	—	—	(36,700)

Balance at December 31, 2011	875,100	725,500	140,400	152,600	439,900	2,333,500
2012 Impairment	—	(118,700)	—	—	—	(118,700)

Balance at December 31, 2012	$875,100	$606,800	$140,400	$152,600	$439,900	$2,214,800

(1)
The Other Operations and Headquarters segment includes Merry Maids.

Business Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Reporting
Schedule of segment information for continuing operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Revenue:
Terminix	$1,265,417	$1,193,075	$1,157,346
TruGreen	979,081	1,100,741	1,096,667
American Home Shield	720,860	686,737	656,572
ServiceMaster Clean	139,441	138,691	132,132
Other Operations and Headquarters	88,482	86,628	84,677

Total Operating Revenue	$3,193,281	$3,205,872	$3,127,394

Operating Income (Loss):(1)(2)(3)
Terminix	$236,160	$220,622	$199,750
TruGreen	(805,022)	129,324	112,312
American Home Shield	126,098	94,869	68,380
ServiceMaster Clean	54,435	57,674	55,450
Other Operations and Headquarters	(144,433)	(127,029)	(129,200)

Total Operating (Loss) Income	$(532,762)	$375,460	$306,692

Identifiable Assets:
Terminix	$2,591,967	$2,601,869	$2,615,388
TruGreen	1,200,063	2,087,055	2,103,341
American Home Shield	976,280	954,599	956,089
ServiceMaster Clean	373,314	370,526	385,287
Other Operations and Headquarters	1,269,290	1,132,757	954,583

Total Identifiable Assets(4)	$6,410,914	$7,146,806	$7,014,688

Depreciation & Amortization Expense:
Terminix	$75,713	$75,347	$67,761
TruGreen	45,729	41,929	66,069
American Home Shield	8,606	27,331	42,259
ServiceMaster Clean	5,071	6,150	7,106
Other Operations and Headquarters	11,123	12,679	13,430

Total Depreciation & Amortization Expense(5)	$146,242	$163,436	$196,625

Capital Expenditures:
Terminix	$13,623	$23,457	$32,380
TruGreen	29,079	44,714	49,014
American Home Shield	15,087	17,529	8,031
ServiceMaster Clean	454	935	435
Other Operations and Headquarters	14,985	9,905	44,374

Total Capital Expenditures	$73,228	$96,540	$134,234

(1)
Presented below is a reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Total Segment Operating (Loss) Income	$(532,762)	$375,460	$306,692
Non-operating Expense (Income):
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774	—
Other expense	622	700	733

(Loss) Income from Continuing Operations before Income Taxes	$(827,377)	$111,749	$28,384

(2)
As described in Note 1, includes, as a result of the Company's impairment testing of indefinite-lived intangible assets, pre-tax non-cash impairment charges of $908.9 million recorded in the year ended December 31, 2012 to reduce the carrying value of TruGreen's goodwill and the TruGreen trade name and $36.7 million recorded in the year ended December 31, 2011 to reduce the carrying value of the TruGreen trade name. There were no similar impairment charges included in continuing operations in 2010.

(3)
Includes restructuring charges (credits) primarily related to a branch optimization project at Terminix, a reorganization of field leadership and a restructuring of branch operations at TruGreen, a reorganization of leadership at American Home Shield and ServiceMaster Clean, an initiative to enhance capabilities and reduce costs in our centers of excellence at Other Operations and Headquarters and other restructuring costs. Presented below is a summary of restructuring charges (credits) by segment:

	Year Ended December 31,
(In thousands)	2012	2011	2010
Restructuring charges (credits):
Terminix	$3,652	$3,560	$3,491
TruGreen	3,241	1,115	6,922
American Home Shield	647	—	(127)
ServiceMaster Clean	1,370	36	71
Other Operations and Headquarters	9,267	3,451	1,091

Total restructuring charges	$18,177	$8,162	$11,448

(4)
Assets of discontinued operations are not included in the business segment table.

(5)
There are no adjustments necessary to reconcile total depreciation and amortization as presented in the business segment table to the consolidated totals. Amortization of debt issue costs is not included in the business segment table.

Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes

	Year Ended December 31,
(In thousands)	2012	2011	2010
Total Segment Operating (Loss) Income	$(532,762)	$375,460	$306,692
Non-operating Expense (Income):
Interest expense	246,284	273,123	286,933
Interest and net investment income	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774	—
Other expense	622	700	733

(Loss) Income from Continuing Operations before Income Taxes	$(827,377)	$111,749	$28,384

Summary of restructuring charges (credits) by segment

	Year Ended December 31,
(In thousands)	2012	2011	2010
Restructuring charges (credits):
Terminix	$3,652	$3,560	$3,491
TruGreen	3,241	1,115	6,922
American Home Shield	647	—	(127)
ServiceMaster Clean	1,370	36	71
Other Operations and Headquarters	9,267	3,451	1,091

Total restructuring charges	$18,177	$8,162	$11,448

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of goodwill balances by segment for continuing operations

(In thousands)	Terminix	TruGreen	American Home Shield	ServiceMaster Clean	Other Operations & Headquarters	Total
Balance at December 31, 2010	$1,397,414	$1,191,071	$347,783	$135,894	$53,131	$3,125,293
Acquisitions	27,789	11,682	—	—	—	39,471
Other(1)	(685)	(831)	(210)	(217)	(841)	(2,784)

Balance at December 31, 2011	1,424,518	1,201,922	347,573	135,677	52,290	3,161,980
Impairment charge	—	(790,173)	—	—	—	(790,173)
Acquisitions	34,220	5,586	—	—	1,211	41,017
Other(1)	(248)	(266)	(93)	92	(58)	(573)

Balance at December 31, 2012	$1,458,490	$417,069	$347,480	$135,769	$53,443	$2,412,251

(1)
Reflects the impact of the amortization of tax deductible goodwill and foreign exchange rate changes. For 2011, the amount shown in the Other Operations & Headquarters column also reflects $0.8 million related to the sale of certain Merry Maids company-owned branches to existing and new franchisees.

Schedule of other intangible asset balances for continuing operations

	December 31, 2012			December 31, 2011
(In thousands)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Trade names(1)	$2,214,800	$—	$2,214,800	$2,333,500	$—	$2,333,500
Customer relationships	697,264	(592,724)	104,540	683,324	(539,638)	143,686
Franchise agreements	88,000	(48,649)	39,351	88,000	(42,406)	45,594
Other	59,117	(44,339)	14,778	58,471	(37,712)	20,759

Total	$3,059,181	$(685,712)	$2,373,469	$3,163,295	$(619,756)	$2,543,539

(1)
Not subject to amortization.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of reconciliation of beginning and ending amount of gross unrecognized tax benefits

	Year Ended December 31,
(In millions)	2012	2011	2010
Gross unrecognized tax benefits at beginning of period	$9.0	$13.7	$15.4
Increases in tax positions for prior years	0.3	1.1	0.3
Decreases in tax positions for prior years	(0.4)	(2.1)	(1.9)
Increases in tax positions for current year	0.9	1.1	1.0
Lapse in statute of limitations	(1.5)	(4.8)	(1.1)

Gross unrecognized tax benefits at end of period	$8.3	$9.0	$13.7

Schedule of components of (loss) income from continuing operations before income taxes

	Year Ended December 31,
	2012	2011	2010
U.S.	$(821,122)	$108,603	$22,877
Foreign	(6,255)	3,146	5,507

Total	$(827,377)	$111,749	$28,384

Schedule of reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations

	Year Ended December 31,
	2012	2011	2010
Tax at U.S. federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal benefit	3.2	1.8	0.4
Tax credits	0.2	(2.3)	(9.2)
Nondeductible goodwill	(24.8)	—	—
Other permanent items	(0.2)	1.5	9.2
Unremitted foreign earnings	—	—	4.5
Other, including foreign rate differences and reserves	0.4	3.3	(1.3)

Effective rate	13.8%	39.3%	38.6%

Schedule of income tax expense from continuing operations

	2012
(In thousands)	Current	Deferred	Total
U.S. federal	$(319)	$(104,008)	$(104,327)
Foreign	2,544	(2,934)	(390)
State and local	7,274	(16,817)	(9,543)

	$9,499	$(123,759)	$(114,260)

	2011
	Current	Deferred	Total
U.S. federal	$2,103	$39,946	$42,049
Foreign	3,284	(3,984)	(700)
State and local	3,477	(914)	2,563

	$8,864	$35,048	$43,912

	2010
	Current	Deferred	Total
U.S. federal	$574	$8,446	$9,020
Foreign	1,847	259	2,106
State and local	4,069	(4,250)	(181)

	$6,490	$4,455	$10,945

Schedule of significant components of deferred tax balances

	December 31,
(In thousands)	2012	2011
Deferred tax assets (liabilities):
Current:
Prepaid expenses	$(15,812)	$(14,240)
Receivables allowances	13,365	13,343
Accrued insurance expenses	5,758	8,231
Current reserves	5,925	5,398
Accrued expenses and other	23,935	27,337
Net operating loss and tax credit carryforwards	74,328	50,540

Total current asset	107,499	90,609

Long-Term:
Intangible assets(1)	(937,746)	(1,061,604)
Accrued insurance expenses	3,735	4,640
Net operating loss and tax credit carryforwards	73,688	102,558
Other long-term obligations	(67,935)	(76,011)
Less valuation allowance	(6,013)	(6,276)

Total long-term liability	(934,271)	(1,036,693)

Net deferred tax liability	$(826,772)	$(946,084)

(1)
The deferred tax liability relates primarily to the difference in the tax versus book basis of intangible assets. The majority of this liability will not actually be paid unless certain business units of the Company are sold.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Schedule of supplemental cash flow information regarding acquisitions, excluding the Merger

	Year Ended December 31,
(In thousands)	2012	2011	2010
Purchase price (including liabilities assumed)	$61,792	$58,844	$73,142
Less liabilities assumed	(4,499)	(1,700)	(2,243)

Net purchase price	$57,293	$57,144	$70,899

Net cash paid for acquisitions	$46,138	$44,365	$57,941
Seller financed debt	11,155	12,779	12,958

Payment for acquisitions	$57,293	$57,144	$70,899

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of operating results of discontinued operations

	Year Ended December 31,
(In thousands)	2012	2011	2010
Operating Results:
Operating revenue	$—	$75,765	$238,508
Operating loss(1)	(1,138)	(40,620)	(49,971)
Benefit for income taxes(1)	(453)	(15,461)	(17,973)

Operating loss, net of income taxes(1)	(685)	(25,159)	(31,998)
Gain (loss) on sale, net of income taxes	485	(1,857)	—

Loss from discontinued operations, net of income taxes(1)	$(200)	$(27,016)	$(31,998)

(1)
During 2011, a pre-tax non-cash impairment charge of $34.2 million ($21.0 million, net of tax) was recorded to reduce the carrying value of TruGreen LandCare's assets to their estimated fair value less cost to sell in accordance with applicable accounting standards. Also includes goodwill and trade name impairments of $46.9 million ($28.7 million, net of tax) in 2010.

Schedule of remaining liabilities from operations that were discontinued in years prior to 2012

(In thousands)	As of December 31, 2011	Cash Payments or Other	(Income) Expense	As of December 31, 2012
Remaining liabilities of discontinued operations:
ARS/AMS	$228	$(147)	$(2)	$79
Certified Systems, Inc. and other	2,100	(2,041)	—	59
InStar	279	24	49	352
TruGreen LandCare	268	(491)	638	415

Total liabilities of discontinued operations	$2,875	$(2,655)	$685	$905

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges
Schedule of restructuring charges

	Year Ended December 31,
(In thousands)	2012	2011	2010
Terminix branch optimization(1)	$3,652	$3,560	$2,352
TruGreen reorganization and restructuring(2)	3,241	1,115	6,922
American Home Shield reorganization(3)	647	—	—
ServiceMaster Clean reorganization(3)	1,370	—	—
Centers of excellence initiative(4)	9,267	3,416	—
Other(5)	—	71	2,174

Total restructuring charges	$18,177	$8,162	$11,448

(1)
For the years ended December 31, 2012 and 2011, these charges included severance costs of $0.4 million and $0.1 million, respectively. For the years ended December 31, 2012, 2011 and 2010, these charges included lease termination costs of $3.3 million, $3.5 million and $2.4 million, respectively.

(2)
For the years ended December 31, 2012, 2011 and 2010, these charges included severance costs of $2.7 million, $0.8 million and $1.8 million, respectively, and lease termination costs of $0.5 million, $0.3 million and $0.2 million, respectively. For the year ended December 31, 2010, these charges also included consulting fees and other costs of $4.7 million and $0.2 million, respectively.

(3)
For the year ended December 31, 2012, these charges included severance costs.

(4)
Represents restructuring charges related to an initiative to enhance capabilities and reduce costs in the Company's headquarters functions that provide company-wide administrative services for our operations that we refer to as "centers of excellence." For the years ended December 31, 2012 and 2011, these charges included severance and other costs of $4.6 million and $1.9 million, respectively. For the years ended December 31, 2012 and 2011, these charges included consulting fees of $4.7 million and $1.5 million, respectively.

(5)
For the year ended December 31, 2011, these charges included reserve adjustments associated with previous restructuring initiatives. For the year ended December 31, 2010, these charges included reserve adjustments, severance and retention associated with previous restructuring initiatives of $1.0 million and severance, retention, legal fees and other costs associated with the Merger of $1.2 million.

Schedule of reconciliation of the beginning and ending balances of accrued restructuring charges

(In thousands)	Accrued Restructuring Charges
Balance as of December 31, 2010	$3,542
Costs incurred	8,162
Costs paid or otherwise settled	(7,814)

Balance as of December 31, 2011	3,890
Costs incurred	18,177
Costs paid or otherwise settled	(17,525)

Balance as of December 31, 2012	$4,542

Commitments and Contingencies (Tables) (Accrued self-insured claims)	12 Months Ended
Dec. 31, 2012
Accrued self-insured claims
Commitments and Contingencies
Schedule of reconciliation of beginning and ending accrued self-insured claims

(In thousands)	Accrued Self-insured Claims, Net
Balance as of December 31, 2010	$121,692
Provision for self-insured claims	26,052
Cash payments	(39,662)

Balance as of December 31, 2011	$108,082
Provision for self-insured claims	35,413
Cash payments	(39,670)

Balance as of December 31, 2012	$103,825

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
Schedule of long-term debt

	As of December 31,
(In thousands)	2012	2011
Senior secured term loan facility maturing in 2014	$1,219,145	$2,530,750
Senior secured term loan facility maturing in 2017	1,000,741	—
7.00% senior notes maturing in 2020	750,000	—
8.00% senior notes maturing in 2020(1)	602,750	—
10.75% senior notes maturing in 2015	—	996,000
Revolving credit facility maturing in 2017	—	—
7.10% notes maturing in 2018(2)	69,400	67,474
7.45% notes maturing in 2027(2)	155,894	153,225
7.25% notes maturing in 2038(2)	62,250	61,441
Other	101,073	66,980
Less current portion	(52,214)	(51,838)

Total long-term debt	$3,909,039	$3,824,032

(1)
Includes unamortized portion of $3.0 million premium received on the sale of $100.0 million aggregate principal amount of such notes.

(2)
The increase in the balance from 2011 to 2012 reflects the amortization of fair value adjustments related to purchase accounting, which increases the effective interest rate from the coupon rates shown above.

Schedule of cumulative interest rate swaps outstanding

(In thousands)	Notional Amount	Weighted Average Fixed Rate(1)
Interest rate swap agreements in effect as of December 31, 2009	$1,430,000	3.89%
Entered into effect	530,000
Expired	(530,000)

Interest rate swap agreements in effect as of December 31, 2010	1,430,000	3.68%
Entered into effect	450,000
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2011	1,430,000	2.84%
Expired	(450,000)

Interest rate swap agreements in effect as of December 31, 2012	$980,000	1.70%

(1)
Before the application of the applicable borrowing margin.

Schedule of interest rate swaps

Trade Date	Effective Date	Expiration Date	Notional Amount	Weighted Average Fixed Rate(1)	Floating Rate
June 10, 2010	March 3, 2011	March 1 ,2013	100,000	1.77%	One month LIBOR
June 10, 2010	September 1, 2011	September 1, 2013	50,000	2.25%	One month LIBOR
June 15, 2010	March 3, 2011	March 1, 2013	150,000	1.66%	One month LIBOR
June 15, 2010	September 1, 2011	September 1, 2013	150,000	2.21%	One month LIBOR
April 18, 2011	September 1, 2011	August 1, 2013	530,000	1.51%	One month LIBOR
(1)
Before the application of the applicable borrowing margin.

Cash and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Marketable Securities
Amortized cost, fair value and gross unrealized gains and losses of the Company's short- and long-term investments in Debt and Equity securities

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December 31, 2012:
Debt securities	$99,071	$5,773	$(20)	$104,824
Equity securities	38,786	3,809	(1,616)	40,979

Total securities	$137,857	$9,582	$(1,636)	$145,803

(In thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale and trading securities, December, 31, 2011:
Debt securities	$95,135	$5,795	$(68)	$100,862
Equity securities	40,558	2,953	(1,891)	41,620

Total securities	$135,693	$8,748	$(1,959)	$142,482

Schedule of proceeds, gross realized gains and gross realized losses, each resulting from sales of available-for-sale securities and impairment charges due to other than temporary declines in the value of certain investments

	Year Ended December 31,
(In thousands)	2012	2011	2010
Proceeds from sales of securities	$22,612	$45,065	$20,071
Gross realized gains, pre-tax	1,990	6,065	2,326
Gross realized gains, net of tax	1,218	3,714	1,418
Gross realized losses, pre-tax	(20)	(249)	(207)
Gross realized losses, net of tax	(12)	(153)	(126)
Impairment charges, pre-tax	—	(195)	(174)
Impairment charges, net of tax	—	(119)	(106)

Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income
Summary of activity in other comprehensive income (loss) and the related tax effects

	Year Ended December 31,
(In thousands)	2012	2011	2010
Net unrealized gains (losses) on securities:
Unrealized (losses) gains(1)	$(692)	$3,092	$2,808
Reclassification adjustment for net losses (gains) realized(2)	1,657	(3,787)	(1,225)

Net unrealized gains (losses) on securities	965	(695)	1,583

Net unrealized gains (losses) on derivative instruments:
Unrealized losses(3)	(571)	(3,419)	(24,901)
Reclassification adjustment for net losses realized(4)	12,810	16,733	27,535

Net unrealized gains on derivative instruments	12,239	13,314	2,634
Foreign currency translation	(426)	(1,460)	2,186

Other comprehensive income	$12,778	$11,159	$6,403

(1)
Net of tax effect of $0.8 million in 2012, $(2.1) million in 2011 and $(1.3) million in 2010.

(2)
Net of tax effect of $(1.0) million in 2012, $2.2 million in 2011 and $0.7 million in 2010.

(3)
Net of tax effect of $(0.2) million in 2012, $1.4 million in 2011 and $14.4 million in 2010.

(4)
Net of tax effect of $(7.3) million in 2012, $(9.1) million in 2011 and $(15.5) million in 2010.

Schedule of components of accumulated other comprehensive loss

(In thousands)	2012	2011
Net unrealized gains on securities, net of tax	$5,295	$4,330
Net unrealized losses on derivative instruments, net of tax	(2,029)	(14,268)
Foreign currency translation	3,300	3,726

Accumulated other comprehensive income (loss)	$6,566	$(6,212)

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information
Schedule of supplemental information relating to the condensed consolidated statements of cash flows

	Year Ended December 31,
(In thousands)	2012	2011	2010
Cash paid for or (received from):
Interest expense	$235,419	$252,284	$268,693
Interest and dividend income	(5,339)	(4,888)	(5,331)
Income taxes, net of refunds	8,839	11,677	13,353

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Schedule of assumptions used to estimate value of each option award

	Year Ended December 31,
Assumption	2012	2011	2010
Expected volatility	49.2% - 50.3%	31.0% - 50.3%	31.7% - 34.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	0.78% - 1.43%	1.07% - 2.65%	1.77% - 2.63%

Summary of option activity under the MSIP

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2011	9,623,674	$10.24
Granted to employees	506,116	$14.67
Exercised	(380,625)	$10.00
Forfeited	(387,102)	$10.70
Expired	(393,750)	$10.00

Total outstanding, December 31, 2012	8,968,313	$10.49	5.19

Total exercisable, December 31, 2012	6,802,964	$10.08	4.09

Summary of RSU activity under the MSIP

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2011	683,785	$10.51
Granted to employees	72,143	$14.90
Vested	(266,818)	$10.44
Forfeited	(153,330)	$10.33

Total outstanding, December 31, 2012	335,780	$11.60

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Schedule of the carrying amount and estimated fair value of the Company's financial instruments that are recorded at fair value on a recurring basis

		As of December 31, 2012
			Estimated Fair Value Measurements
						As of December 31, 2011
			Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)
					Significant Unobservable Inputs (Level 3)
(In thousands)	Statement of Financial Position Location	Carrying Value				Carrying Value	Estimated Fair Value
Financial Assets:
Deferred compensation trust assets	Long-term marketable securities	$11,987	$11,987	$—	$—	$10,834	$10,834
Investments in marketable securities	Marketable securities and Long-term marketable securities	133,816	45,152	88,664	—	131,648	131,648
Fuel swap contracts:
Current	Prepaid expenses and other assets	1,957	—	—	1,957	548	548

Total financial assets		$147,760	$57,139	$88,664	$1,957	$143,030	$143,030

Financial Liabilities:
Fuel swap contracts:
Current	Other accrued liabilities	$113	$—	$—	$113	$1,281	$1,281
Interest rate swap contracts	Other accrued liabilities(1)	7,349	—	7,349	—	23,467	23,467

Total financial liabilities		$7,462	$—	$7,349	$113	$24,748	$24,748

(1)
As of December 31, 2011, liabilities related to interest rate swap contracts were reflected in other long-term obligations on the Consolidated Statement of Financial Position.

Schedule of estimated fair value of assets that were recorded at fair value on a nonrecurring basis

			Estimated Fair Value Measurements
(In thousands)	Statement of Financial Position Location	Date of Fair Value Measurement	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
TruGreen Trade Name(1)	Intangible assets, primarily trade names, service marks and trademarks, net	9/30/2012	$—	$—	$606,800
TruGreen Goodwill(2)	Goodwill	9/30/2012	—	—	417,367
(1)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $118.7 million to reduce the carrying value of the TruGreen trade name to its fair value as a result of our interim impairment testing of indefinite-lived intangible assets. See Note 1 for further information regarding the factors that led to the completion of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of the TruGreen trade name.

(2)
In 2012, the Company recorded a pre-tax non-cash impairment charge of $790.2 million to reduce the carrying value of TruGreen's goodwill to its implied fair value as a result of our interim goodwill impairment testing. During the fourth quarter of 2012, the Company finalized the TruGreen impairment analysis and recorded a $4.0 million adjustment to the September 30, 2012 estimate adjusting the carrying value of goodwill from $413.4 million to $417.4 million. See Note 1 for further information regarding the factors that led to the initiation of the interim impairment analysis along with a description of the methodology, assumptions and significant unobservable inputs used to estimate the fair value of TruGreen's goodwill.

Schedule of reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3) on a recurring basis

(In thousands)	Fuel Swap Contract Assets (Liabilities)
Balance as of December 31, 2010	$6,649
Total gains (losses) (realized and unrealized):
Included in earnings	10,010
Included in accumulated other comprehensive income	(7,382)
Settlements, net	(10,010)

Balance as of December 31, 2011	(733)
Total gains (realized and unrealized):
Included in earnings	1,944
Included in accumulated other comprehensive income	2,577
Settlements, net	(1,944)

Balance as of December 31, 2012	$1,844

Schedule of Level 3 financial instruments

Item	Fair Value as of December 31, 2012 (in thousands)	Valuation Technique	Unobservable Input	Range	Weighted Average
Fuel swap contracts	$1,844	Discounted Cash Flows	Forward Unleaded Price per Gallon(1)	$3.36 - $3.73	$3.55
			Forward Diesel Price per Gallon(1)	$3.88 - $3.96	$3.90
(1)
Forward price per gallon for unleaded and diesel were derived from third-party market data providers. A decrease in the forward price would result in a decrease in the fair value of the fuel swap contracts.

Schedule of effect of derivative instruments on the condensed consolidated statements of operations and comprehensive (loss)income and accumulated other comprehensive income (loss) on the condensed consolidated statements of financial position

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings
	Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)
(In thousands)
Derivatives designated as Cash Flow Hedge Relationships			Location of Gain (Loss) included in Earnings
	Year ended December 31, 2012
Fuel swap contracts	$2,577	$1,944	Cost of services rendered and products sold
Interest rate swap contracts	$17,114	$(21,898)	Interest expense

		Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Income
	Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Income (Loss)
Derivatives designated as Cash Flow Hedge Relationships			Location of (Loss) Gain included in Income
	Year ended December 31, 2011
Fuel swap contracts	$(7,382)	$9,739	Cost of services rendered and products sold
	$—	$271	Loss from discontinued operations, net of income taxes
Interest rate swap contracts	$28,340	$(37,613)	Interest expense

Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries
Schedule of Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,401,526	$851,010	$(59,255)	$3,193,281
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,512,389	407,724	(58,444)	1,861,669
Selling and administrative expenses	8,368	478,820	385,263	(425)	872,026
Amortization expense	—	61,540	3,758	—	65,298
Goodwill and trade name impairment	—	897,732	11,141	—	908,873
Restructuring charges	—	7,748	10,429	—	18,177

Total operating costs and expenses	8,368	2,958,229	818,315	(58,869)	3,726,043

Operating (Loss) Income	(8,368)	(556,703)	32,695	(386)	(532,762)
Non-operating Expense (Income):
Interest expense (income)	178,427	85,881	(18,024)	—	246,284
Interest and net investment loss (income)	1,100	9,991	(18,550)	(386)	(7,845)
Loss on extinguishment of debt	55,554	—	—	—	55,554
Other expense	—	—	622	—	622

(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(652,575)	68,647	—	(827,377)
(Benefit) provision for income taxes	(82,895)	(101,629)	70,264	—	(114,260)
Equity in losses of joint venture	—	—	(226)	—	(226)

Loss from Continuing Operations	(160,554)	(550,946)	(1,843)	—	(713,343)
(Loss) income from discontinued operations, net of income taxes	—	(202)	2	—	(200)
Equity in earnings of subsidiaries (net of tax)	(552,989)	4,034	—	548,955	—

Net Loss	$(713,543)	$(547,114)	$(1,841)	$548,955	$(713,543)

Total Comprehensive Loss	$(700,765)	$(546,632)	$(2,179)	$548,811	$(700,765)

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,452,731	$811,446	$(58,305)	$3,205,872
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,483,220	388,201	(57,715)	1,813,706
Selling and administrative expenses	9,186	499,101	372,630	(425)	880,492
Amortization expense	222	67,443	23,687	—	91,352
Trade name impairment	—	36,700	—	—	36,700
Restructuring charges	35	4,678	3,449	—	8,162

Total operating costs and expenses	9,443	2,091,142	787,967	(58,140)	2,830,412

Operating (Loss) Income	(9,443)	361,589	23,479	(165)	375,460
Non-operating Expense (Income):
Interest expense (income)	189,677	89,819	(6,373)	—	273,123
Interest and net investment loss (income)	2,969	3,491	(17,346)	—	(10,886)
Loss on extinguishment of debt	774	—	—	—	774
Other expense	—	—	700	—	700

(Loss) Income from Continuing Operations before Income Taxes	(202,863)	268,279	46,498	(165)	111,749
(Benefit) provision for income taxes	(76,622)	18,720	101,814	—	43,912

(Loss) Income from Continuing Operations	(126,241)	249,559	(55,316)	(165)	67,837
Income (loss) from discontinued operations, net of income taxes	—	19,497	(46,678)	165	(27,016)
Equity in earnings of subsidiaries (net of tax)	167,062	(111,863)	—	(55,199)	—

Net Income (Loss)	$40,821	$157,193	$(101,994)	$(55,199)	$40,821

Total Comprehensive Income (Loss)	$51,980	$156,150	$(103,323)	$(52,827)	$51,980

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,405,822	$777,219	$(55,647)	$3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,461,057	371,293	(55,046)	1,777,304
Selling and administrative expenses	9,577	516,349	370,208	(184)	895,950
Amortization expense	222	99,918	35,860	—	136,000
Restructuring charges (credits)	1,208	10,484	(244)	—	11,448

Total operating costs and expenses	11,007	2,087,808	777,117	(55,230)	2,820,702

Operating (Loss) Income	(11,007)	318,014	102	(417)	306,692
Non-operating Expense (Income):
Interest expense	196,647	76,258	14,028	—	286,933
Interest and net investment loss (income)	1,628	3,596	(14,582)	—	(9,358)
Other expense	—	—	733	—	733

(Loss) Income from Continuing Operations before Income Taxes	(209,282)	238,160	(77)	(417)	28,384
(Benefit) provision for income taxes	(73,163)	25,134	58,974	—	10,945

(Loss) Income from Continuing Operations	(136,119)	213,026	(59,051)	(417)	17,439
Income (loss) from discontinued operations, net of income taxes	—	17,868	(50,283)	417	(31,998)
Equity in earnings of subsidiaries (net of tax)	121,560	(117,729)	—	(3,831)	—

Net (Loss) Income	$(14,559)	$113,165	$(109,334)	$(3,831)	$(14,559)

Total Comprehensive (Loss) Income	$(8,156)	$114,793	$(105,070)	$(9,723)	$(8,156)

Schedule of Condensed Consolidating Statement of Financial Position

Condensed Consolidating Statement of Financial Position
As of December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$316,528	$13,842	$92,375	$—	$422,745
Marketable securities	—	—	19,347	—	19,347
Receivables	1,164	116,778	476,620	(190,857)	403,705
Inventories	—	54,313	2,249	—	56,562
Prepaid expenses and other assets	6,597	10,272	21,810	(1,335)	37,344
Deferred customer acquisition costs	—	19,010	14,911	—	33,921
Deferred taxes	38,140	66,129	3,230	—	107,499

Total Current Assets	362,429	280,344	630,542	(192,192)	1,081,123

Property and Equipment:
At cost	—	440,107	193,475	—	633,582
Less: accumulated depreciation	—	(209,044)	(84,490)	—	(293,534)

Net property and equipment	—	231,063	108,985	—	340,048

Other Assets:
Goodwill	—	2,055,779	356,472	—	2,412,251
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,634,145	739,324	—	2,373,469
Notes receivable	2,005,485	23	30,343	(2,013,432)	22,419
Long-term marketable securities	11,987	—	114,469	—	126,456
Investments in and advances to subsidiaries	2,098,929	630,029	—	(2,728,958)	—
Other assets	47,947	1,435	7,984	(47,169)	10,197
Debt issuance costs	44,850	—	101	—	44,951

Total Assets	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$156	$41,011	$45,543	$—	$86,710
Accrued liabilities:
Payroll and related expenses	1,709	41,861	34,618	—	78,188
Self-insured claims and related expenses	—	20,180	62,855	—	83,035
Accrued interest payable	54,008	350	38	(240)	54,156
Other	8,355	26,377	25,357	(1,095)	58,994
Deferred revenue	—	135,074	348,823	—	483,897
Liabilities of discontinued operations	—	767	138	—	905
Current portion of long-term debt	93,989	20,287	128,795	(190,857)	52,214

Total Current Liabilities	158,217	285,907	646,167	(192,192)	898,099

Long-Term Debt	3,837,872	2,044,238	40,361	(2,013,432)	3,909,039
Other Long-Term Liabilities:
Deferred taxes	—	715,794	265,646	(47,169)	934,271
Intercompany payable	—	—	445,489	(445,489)	—
Other long-term obligations, primarily self-insured claims	20,888	1,243	92,724	—	114,855

Total Other Long-Term Liabilities	20,888	717,037	803,859	(492,658)	1,049,126

Shareholder's Equity	554,650	1,785,636	497,833	(2,283,469)	554,650

Total Liabilities and Shareholder's Equity	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Condensed Consolidating Statement of Financial Position
As of December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$232,382	$13,751	$82,797	$—	$328,930
Marketable securities	—	—	12,026	—	12,026
Receivables	1,202	108,486	452,149	(187,637)	374,200
Inventories	—	57,219	2,424	—	59,643
Prepaid expenses and other assets	5,629	12,742	20,218	(294)	38,295
Deferred customer acquisition costs	—	13,838	16,565	—	30,403
Deferred taxes	39,221	47,218	4,170	—	90,609
Assets of discontinued operations	—	7	10	—	17

Total Current Assets	278,434	253,261	590,359	(187,931)	934,123

Property and Equipment:
At cost	—	377,900	163,917	—	541,817
Less: accumulated depreciation	—	(164,689)	(70,369)	—	(235,058)

Net property and equipment	—	213,211	93,548	—	306,759

Other Assets:
Goodwill	—	2,796,789	365,191	—	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,804,619	738,920	—	2,543,539
Notes receivable	1,997,157	82	31,187	(2,005,104)	23,322
Long-term marketable securities	10,834	—	119,622	—	130,456
Investments in and advances to subsidiaries	2,890,634	872,451	—	(3,763,085)	—
Other assets	51,871	3,838	3,926	(50,789)	8,846
Debt issuance costs	37,708	—	90	—	37,798

Total Assets	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$192	$46,378	$35,071	$—	$81,641
Accrued liabilities:
Payroll and related expenses	1,659	40,608	43,079	—	85,346
Self-insured claims and related expenses	—	20,400	52,671	—	73,071
Accrued interest payable	67,000	260	45	(294)	67,011
Other	2,919	31,760	35,424	—	70,103
Deferred revenue	—	142,918	330,324	—	473,242
Liabilities of discontinued operations	—	279	526	—	805
Current portion of long-term debt	108,428	14,258	116,789	(187,637)	51,838

Total Current Liabilities	180,198	296,861	613,929	(187,931)	903,057

Long-Term Debt	3,782,391	2,015,961	30,784	(2,005,104)	3,824,032
Other Long-Term Liabilities:
Deferred taxes	—	808,830	278,652	(50,789)	1,036,693
Intercompany payable	12,309	—	310,011	(322,320)	—
Liabilities of discontinued operations	—	—	2,070	—	2,070
Other long-term obligations, primarily self-insured claims	43,821	220	89,011	—	133,052

Total Other Long-Term Liabilities	56,130	809,050	679,744	(373,109)	1,171,815

Shareholder's Equity	1,247,919	2,822,379	618,386	(3,440,765)	1,247,919

Total Liabilities and Shareholder's Equity	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Schedule of Condensed Consolidating Statement of Cash Flows

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$232,382	$13,751	$82,797	$—	$328,930

Net Cash Provided from Operating Activities from Continuing Operations	396,129	479,789	7,781	(649,090)	234,609

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(43,636)	(29,592)	—	(73,228)
Sale of equipment and other assets	—	2,141	56	—	2,197
Other business acquisitions, net of cash acquired	—	(41,025)	(5,113)	—	(46,138)
Notes receivable, financial investments and securities, net	—	—	(1,176)	—	(1,176)

Net Cash Used for Investing Activities from Continuing Operations	—	(82,520)	(35,825)	—	(118,345)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	—	—	—	1,350,000
Payments of debt	(1,313,714)	(18,816)	(2,417)	—	(1,334,947)
Shareholders' dividends	—	(515,706)	(133,384)	649,090	—
Debt issuance costs paid	(32,978)	—	(111)	—	(33,089)
Net intercompany advances	(315,291)	141,623	173,668	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(311,983)	(392,899)	37,756	649,090	(18,036)

Cash Flows from Discontinued Operations:
Cash used for operating activities	—	(668)	(134)	—	(802)
Cash used for investing activities:
Proceeds from sale of business	—	(3,611)	—	—	(3,611)

Net Cash Used for Discontinued Operations	—	(4,279)	(134)	—	(4,413)

Cash Increase During the Period	84,146	91	9,578	—	93,815

Cash and Cash Equivalents at End of Period	$316,528	$13,842	$92,375	$—	$422,745

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$132,168	$16,900	$103,630	$—	$252,698

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	476,575	565,023	(29,251)	(717,346)	295,001

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(68,189)	(28,351)	—	(96,540)
Sale of equipment and other assets	—	4,433	172	—	4,605
Acquisition of The ServiceMaster Company	(35)	—	—	—	(35)
Other business acquisitions, net of cash acquired	—	(43,316)	(1,049)	—	(44,365)
Purchase of other intangibles	—	(1,900)	—	—	(1,900)
Notes receivable, financial investments and securities, net	—	633	2,376	—	3,009

Net Cash Used for Investing Activities from Continuing Operations	(35)	(108,339)	(26,852)	—	(135,226)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	—	—	4,000	—	4,000
Payments of debt	(91,500)	(13,119)	(1,286)	—	(105,905)
Shareholders' dividends	—	(573,412)	(143,934)	717,346	—
Debt issuance costs paid	(267)	—	—	—	(267)
Net intercompany advances	(284,559)	100,224	184,335	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(376,326)	(486,307)	43,115	717,346	(102,172)

Cash Flows from Discontinued Operations:
Cash provided from (used for) operating activities	—	340	(6,228)	—	(5,888)
Cash provided from (used for) investing activities:
Proceeds from sale of business	—	26,134	—	—	26,134
Other investing activities	—	—	(1,617)	—	(1,617)

Net Cash Provided from (Used for) Discontinued Operations	—	26,474	(7,845)	—	18,629

Cash Increase (Decrease) During the Period	100,214	(3,149)	(20,833)	—	76,232

Cash and Cash Equivalents at End of Period	$232,382	$13,751	$82,797	$—	$328,930

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$124,674	$17,689	$112,993	$—	$255,356

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	296,963	460,679	(62,561)	(472,537)	222,544

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(82,594)	(51,640)	—	(134,234)
Sale of equipment and other assets	—	1,003	352	—	1,355
Acquisition of The ServiceMaster Company	(2,245)	—	—	—	(2,245)
Other business acquisitions, net of cash acquired	—	(57,724)	(217)	—	(57,941)
Purchase of other intangibles	—	(2,500)	—	—	(2,500)
Notes receivable, financial investments and securities, net	22,012	—	(1,585)	—	20,427

Net Cash Provided from (Used for) Investing Activities from Continuing Operations	19,767	(141,815)	(53,090)	—	(175,138)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	5,000	—	10,000	—	15,000
Payments of debt	(32,250)	(15,325)	(13,758)	—	(61,333)
Shareholders' dividends	—	(413,197)	(59,340)	472,537	—
Debt issuance costs paid	—	—	(30)	—	(30)
Net intercompany advances	(281,986)	108,869	173,117	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(309,236)	(319,653)	109,989	472,537	(46,363)

Cash Flows from Discontinued Operations:
Cash provided from operating activities	—	—	6,776	—	6,776
Cash used for investing activities	—	—	(10,477)	—	(10,477)

Net Cash Used for Discontinued Operations	—	—	(3,701)	—	(3,701)

Cash Increase (Decrease) During the Period	7,494	(789)	(9,363)	—	(2,658)

Cash and Cash Equivalents at End of Period	$132,168	$16,900	$103,630	$—	$252,698

Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Franchise revenue
Franchise revenue as a percentage of consolidated revenue from continuing operations	4.00%
Total profits from the franchised operations	$ 73,000,000	$ 74,100,000	$ 70,900,000
Operating (loss) income from continuing operations
Consolidated operating (loss) income from continuing operations	(532,762,000)	375,460,000	306,692,000
Deferred revenue
Deferred revenue	483,897,000	473,242,000
Deferred customer acquisition costs
Deferred customer acquisition costs	33,921,000	30,403,000
Advertising
Advertising expense	163,900,000	161,000,000	159,200,000
Property and equipment
Gross Property and equipment	633,582,000	541,817,000
Less: accumulated depreciation	(293,534,000)	(235,058,000)
Net Property and Equipment	340,048,000	306,759,000
Depreciation of property and equipment, including depreciation of assets held under capital leases	80,944,000	72,084,000	60,625,000
Land
Property and equipment
Gross Property and equipment	21,700,000	22,900,000
Buildings and improvements
Property and equipment
Gross Property and equipment	77,400,000	76,000,000
Buildings and improvements | Minimum
Property and equipment
Estimated Useful Lives	10 years
Buildings and improvements | Maximum
Property and equipment
Estimated Useful Lives	40 years
Technology and communications
Property and equipment
Gross Property and equipment	259,000,000	207,000,000
Technology and communications | Minimum
Property and equipment
Estimated Useful Lives	3 years
Technology and communications | Maximum
Property and equipment
Estimated Useful Lives	7 years
Machinery, production equipment and vehicles
Property and equipment
Gross Property and equipment	255,700,000	216,700,000
Machinery, production equipment and vehicles | Minimum
Property and equipment
Estimated Useful Lives	3 years
Machinery, production equipment and vehicles | Maximum
Property and equipment
Estimated Useful Lives	9 years
Office equipment, furniture and fixtures
Property and equipment
Gross Property and equipment	$ 19,700,000	$ 19,200,000
Office equipment, furniture and fixtures | Minimum
Property and equipment
Estimated Useful Lives	5 years
Office equipment, furniture and fixtures | Maximum
Property and equipment
Estimated Useful Lives	7 years

Significant Accounting Policies (Details 2) (USD $)	12 Months Ended								3 Months Ended		12 Months Ended																		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Terminix	Dec. 31, 2011 Terminix	Dec. 31, 2010 Terminix	Dec. 31, 2009 Terminix	Sep. 30, 2012 TruGreen	Jun. 30, 2012 TruGreen	Dec. 31, 2012 TruGreen	Dec. 31, 2011 TruGreen	Dec. 31, 2010 TruGreen	Dec. 31, 2009 TruGreen	Dec. 31, 2012 American Home Shield	Dec. 31, 2011 American Home Shield	Dec. 31, 2010 American Home Shield	Dec. 31, 2009 American Home Shield	Dec. 31, 2012 ServiceMaster Clean	Dec. 31, 2011 ServiceMaster Clean	Dec. 31, 2010 ServiceMaster Clean	Dec. 31, 2009 ServiceMaster Clean	Dec. 31, 2012 Other Operations and Headquarters	Dec. 31, 2011 Other Operations and Headquarters	Dec. 31, 2010 Other Operations and Headquarters	Dec. 31, 2009 Other Operations and Headquarters	Dec. 31, 2012 Trade names	Dec. 31, 2011 Trade names	Sep. 30, 2012 Goodwill TruGreen	Dec. 31, 2012 Goodwill TruGreen	Dec. 31, 2012 Goodwill TruGreen
Significant Accounting Policies
Goodwill	$ 2,412,251,000	$ 3,161,980,000	$ 3,125,293,000		$ 1,458,490,000	$ 1,424,518,000	$ 1,397,414,000				$ 417,069,000	$ 1,201,922,000	$ 1,191,071,000		$ 347,480,000	$ 347,573,000	$ 347,783,000		$ 135,769,000	$ 135,677,000	$ 135,894,000		$ 53,443,000	$ 52,290,000	$ 53,131,000				$ 417,400,000
Other intangible assets	158,700,000	210,000,000
Pre-tax non-cash impairment charges									51,000,000	67,700,000	118,700,000	36,700,000
Impairment charges and remaining value of the trade names not subject to amortization by business segment
Pre-tax non-cash goodwill impairment prior to adjustment																													794,200,000
Adjustment to non-cash impairment charge																														(4,000,000)
Non-cash impairment charge	908,873,000	36,700,000																													790,200,000
Changes in impairment charges and remaining value of the trade names not subject to amortization
Balance at the beginning of the period	2,333,500,000	2,370,200,000		2,370,200,000	875,100,000	875,100,000	875,100,000	875,100,000			725,500,000	762,200,000		762,200,000	140,400,000	140,400,000	140,400,000	140,400,000	152,600,000	152,600,000	152,600,000	152,600,000	439,900,000	439,900,000	439,900,000	439,900,000	2,214,800,000	2,333,500,000
Impairment during the period									(51,000,000)	(67,700,000)	(118,700,000)	(36,700,000)
Balance at the end of the period	$ 2,214,800,000	$ 2,333,500,000		$ 2,370,200,000	$ 875,100,000	$ 875,100,000	$ 875,100,000	$ 875,100,000			$ 606,800,000	$ 725,500,000		$ 762,200,000	$ 140,400,000	$ 140,400,000	$ 140,400,000	$ 140,400,000	$ 152,600,000	$ 152,600,000	$ 152,600,000	$ 152,600,000	$ 439,900,000	$ 439,900,000	$ 439,900,000	$ 439,900,000	$ 2,214,800,000	$ 2,333,500,000
Decrease in discount rate used in impairment test																													0.50%

Acquisition of ServiceMaster (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Pre-funded letter of credit facility	Jul. 24, 2007 SvM	Jul. 24, 2008 SvM Interim Loan Facility	Jul. 24, 2007 SvM Interim Loan Facility	Jul. 24, 2007 SvM Senior secured term loan facility	Jul. 24, 2007 SvM Pre-funded letter of credit facility	Jul. 24, 2007 SvM 2009 Notes	Jul. 24, 2007 SvM 2007 Notes
Acquisitions
Equity contributions		$ 1,431
Amount borrowed				1,150	2,650
Maximum borrowing capacity	150					150
Debt repaid							$ 179	$ 49.2
Interest rate (as a percent)							7.88%	6.95%
Conversion of debt into notes			1

Business Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Reporting
Number of reportable segments			5
Maximum percentage of revenue from customers and franchisees generated in foreign market			0.02
Business Segment Reporting
Operating Revenue			$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating (Loss) Income			(532,762)	375,460	306,692
Identifiable Assets			6,410,914	7,146,823	7,014,688
Depreciation & Amortization Expense			146,242	163,436	196,625
Capital Expenditures			73,228	96,540	134,234
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(532,762)	375,460	306,692
Non-operating Expense (Income):
Interest expense			246,284	273,123	286,933
Interest and net investment income			(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt			55,554	774
Other expense			622	700	733
(Loss) Income from Continuing Operations before Income Taxes			(827,377)	111,749	28,384
Summary of restructuring charges (credits) by segment:
Restructuring charges			18,177	8,162	11,448
Terminix
Business Segment Reporting
Operating Revenue			1,265,417	1,193,075	1,157,346
Operating (Loss) Income			236,160	220,622	199,750
Identifiable Assets			2,591,967	2,601,869	2,615,388
Depreciation & Amortization Expense			75,713	75,347	67,761
Capital Expenditures			13,623	23,457	32,380
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			236,160	220,622	199,750
Summary of restructuring charges (credits) by segment:
Restructuring charges			3,652	3,560	2,352
TruGreen
Business Segment Reporting
Operating Revenue			979,081	1,100,741	1,096,667
Operating (Loss) Income			(805,022)	129,324	122,312
Identifiable Assets			1,200,063	2,087,055	2,103,341
Depreciation & Amortization Expense			45,729	41,929	66,069
Capital Expenditures			29,079	44,714	49,014
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(805,022)	129,324	122,312
Non-operating Expense (Income):
Pre-tax non-cash impairment charges	51,000	67,700	118,700	36,700
Summary of restructuring charges (credits) by segment:
Restructuring charges			3,241	1,115	6,922
American Home Shield
Business Segment Reporting
Operating Revenue			720,860	686,737	656,572
Operating (Loss) Income			126,098	94,869	68,380
Identifiable Assets			976,280	954,599	956,089
Depreciation & Amortization Expense			8,606	27,331	42,259
Capital Expenditures			15,087	17,529	8,031
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			126,098	94,869	68,380
Summary of restructuring charges (credits) by segment:
Restructuring charges			647		(127)
ServiceMaster Clean
Business Segment Reporting
Operating Revenue			139,441	138,691	132,132
Operating (Loss) Income			54,435	57,674	55,450
Identifiable Assets			373,314	370,526	385,287
Depreciation & Amortization Expense			5,071	6,150	7,106
Capital Expenditures			454	935	435
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			54,435	57,674	55,450
Summary of restructuring charges (credits) by segment:
Restructuring charges			1,370	36	71
Other Operations and Headquarters
Business Segment Reporting
Operating Revenue			88,482	86,628	84,677
Operating (Loss) Income			(144,433)	(127,029)	(129,200)
Identifiable Assets			1,269,290	1,132,757	954,583
Depreciation & Amortization Expense			11,123	12,679	13,430
Capital Expenditures			14,985	9,905	44,374
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			(144,433)	(127,029)	(129,200)
Summary of restructuring charges (credits) by segment:
Restructuring charges			9,267	3,451	1,091
Merry Maids
Business Segment Reporting
Operating Revenue			82,000	81,000	78,600
Operating (Loss) Income			14,300	18,000	16,900
Reconciliation of segment operating (loss) income to (loss) income from continuing operations before income taxes
Total Segment Operating (Loss) Income			$ 14,300	$ 18,000	$ 16,900

Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets
Non-cash impairment charge	$ 908,873	$ 36,700
Goodwill | TruGreen
Intangible Assets
Non-cash impairment charge	$ 790,200

Goodwill and Intangible Assets (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	$ 3,161,980,000	$ 3,125,293,000
Impairment charge	(790,173,000)
Acquisitions	41,017,000	39,471,000
Other	(573,000)	(2,784,000)
Balance at the end of the period	2,412,251,000	3,161,980,000
Terminix
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,424,518,000	1,397,414,000
Acquisitions	34,220,000	27,789,000
Other	(248,000)	(685,000)
Balance at the end of the period	1,458,490,000	1,424,518,000
TruGreen
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	1,201,922,000	1,191,071,000
Impairment charge	(790,173,000)
Acquisitions	5,586,000	11,682,000
Other	(266,000)	(831,000)
Balance at the end of the period	417,069,000	1,201,922,000
Impairment loss
Impairment of nondeductible goodwill being reason for change in the tax rate	790,200,000
American Home Shield
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	347,573,000	347,783,000
Other	(93,000)	(210,000)
Balance at the end of the period	347,480,000	347,573,000
ServiceMaster Clean
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	135,677,000	135,894,000
Other	92,000	(217,000)
Balance at the end of the period	135,769,000	135,677,000
Other Operations and Headquarters
Goodwill balances by segment for continuing operations
Balance at the beginning of the period	52,290,000	53,131,000
Acquisitions	1,211,000
Other	(58,000)	(841,000)
Balance at the end of the period	53,443,000	52,290,000
Merry Maids
Goodwill balances by segment for continuing operations
Other		$ 800,000

Goodwill and Intangible Assets (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible assets not subject to amortization
Gross and Net	$ 2,214,800,000	$ 2,333,500,000	$ 2,370,200,000	$ 2,370,200,000
Intangible assets subject to amortization
Gross	3,059,181,000	3,163,295,000
Accumulated Amortization	(685,712,000)	(619,756,000)
Net	2,373,469,000	2,543,539,000
Amortization expense	65,298,000	91,352,000	136,000,000
Anticipated future amortization expense
2013	54,100,000
2014	46,500,000
2015	25,300,000
2016	5,500,000
2017	4,200,000
Customer relationships
Intangible assets subject to amortization
Gross	697,264,000	683,324,000
Accumulated Amortization	(592,724,000)	(539,638,000)
Net	104,540,000	143,686,000
Franchise agreements
Intangible assets subject to amortization
Gross	88,000,000	88,000,000
Accumulated Amortization	(48,649,000)	(42,406,000)
Net	39,351,000	45,594,000
Other
Intangible assets subject to amortization
Gross	59,117,000	58,471,000
Accumulated Amortization	(44,339,000)	(37,712,000)
Net	14,778,000	20,759,000
Trade names
Intangible assets not subject to amortization
Gross and Net	$ 2,214,800,000	$ 2,333,500,000

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits that would impact effective tax rate if recognized	$ 8,300,000	$ 9,000,000	$ 13,700,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of period	9,000,000	13,700,000	15,400,000
Increases in tax positions for prior years	300,000	1,100,000	300,000
Decreases in tax positions for prior years	(400,000)	(2,100,000)	(1,900,000)
Increases in tax positions for current year	900,000	1,100,000	1,000,000
Lapse in statute of limitations	(1,500,000)	(4,800,000)	(1,100,000)
Balance at end of period	8,300,000	9,000,000	13,700,000
Amount of unrecognized tax benefits that could be recognized within the next 12 months	900,000
Unrecognized tax benefits, reasonably possible decrease within the next 12 months	1,600,000
Actual decrease in unrecognized tax benefits as a result of closing of certain federal and state audits and expiration of statutes of limitation	1,900,000
Number of state tax authorities that are in the process of auditing state income tax returns of various subsidiaries	9
Interest expense (reversal)	(200,000)	(1,700,000)	600,000
Penalties reversed	100,000	300,000
Accrued interest and penalties	1,200,000	1,400,000
Components of (loss) income from continuing operations before income taxes
U.S.	(821,122,000)	108,603,000	22,877,000
Foreign	(6,255,000)	3,146,000	5,507,000
(Loss) Income from Continuing Operations before Income Taxes	(827,377,000)	111,749,000	28,384,000
Reconciliation of income tax computed at the U.S. federal statutory tax rate to the entity's effective income tax rate for continuing operations
Tax at U.S. federal statutory rate (as a percent)	35.00%	35.00%	35.00%
State and local income taxes, net of U.S. federal benefit (as a percent)	3.20%	1.80%	0.40%
Tax credits (as a percent)	0.20%	(2.30%)	(9.20%)
Nondeductible goodwill (as a percent)	(24.80%)
Other permanent items (as a percent)	(0.20%)	1.50%	9.20%
Unremitted foreign earnings (as a percent)			4.50%
Other, including foreign rate differences and reserves (as a percent)	0.40%	3.30%	(1.30%)
Effective rate (as a percent)	13.80%	39.30%	38.60%
Effective tax rate for discontinued operations (as a percent)	91.90%	42.30%	35.90%
Current
U.S. federal	(319,000)	2,103,000	574,000
Foreign	2,544,000	3,284,000	1,847,000
State and local	7,274,000	3,477,000	4,069,000
Total current	9,499,000	8,864,000	6,490,000
Deferred
U.S. federal	(104,008,000)	39,946,000	8,446,000
Foreign	(2,934,000)	(3,984,000)	259,000
State and local	(16,817,000)	(914,000)	(4,250,000)
Total deferred	(123,759,000)	35,048,000	4,455,000
Total
U.S. federal	(104,327,000)	42,049,000	9,020,000
Foreign	(390,000)	(700,000)	2,106,000
State and local	(9,543,000)	2,563,000	(181,000)
Total income tax expense from continuing operations	(114,260,000)	43,912,000	10,945,000
Decrease in valuation allowance	(300,000)
Deferred tax assets (liabilities):
Prepaid expenses	(15,812,000)	(14,240,000)
Receivables allowances	13,365,000	13,343,000
Accrued insurance expenses	5,758,000	8,231,000
Current reserves	5,925,000	5,398,000
Accrued expenses and other	23,935,000	27,337,000
Net operating loss and tax credit carryforwards	74,328,000	50,540,000
Total current asset	107,499,000	90,609,000
Long-Term:
Intangible assets	(937,746,000)	(1,061,604,000)
Accrued insurance expenses	3,735,000	4,640,000
Net operating loss and tax credit carryforwards	73,688,000	102,558,000
Other long-term obligations	(67,935,000)	(76,011,000)
Less valuation allowance	(6,013,000)	(6,276,000)
Total long-term liability	(934,271,000)	(1,036,693,000)
Net deferred tax liability	(826,772,000)	(946,084,000)
Deferred tax assets, net of valuation allowance, for federal and state net operating loss and capital loss carryforwards	131,700,000
Deferred tax assets, net of valuation allowance, for federal and state credit carryforwards	10,300,000
Cash associated with indefinitely reinvested foreign earnings	$ 28,700,000	$ 24,100,000

Acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental cash flow information regarding acquisitions
Net cash paid for acquisitions	$ 46,138,000	$ 44,365,000	$ 57,941,000
Pest control and termite and lawn care acquisitions, along with several Merry Maids franchise acquisitions and the purchase of a distributor license agreement at ServiceMaster Clean
Acquisitions
Goodwill related to acquisitions	41,000,000	39,500,000	50,200,000
Other intangibles related to acquisitions	16,800,000	16,200,000	17,600,000
Supplemental cash flow information regarding acquisitions
Purchase price (including liabilities assumed)	61,792,000	58,844,000	73,142,000
Less liabilities assumed	(4,499,000)	(1,700,000)	(2,243,000)
Net purchase price	57,293,000	57,144,000	70,899,000
Net cash paid for acquisitions	46,138,000	44,365,000	57,941,000
Seller financed debt	$ 11,155,000	$ 12,779,000	$ 12,958,000

Discontinued Operations (Details) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 TruGreen LandCare	Apr. 30, 2011 TruGreen LandCare	Dec. 31, 2012 TruGreen LandCare	Dec. 31, 2010 TruGreen LandCare
Details of assets and liabilities and operating results of discontinued operations
Impairment charges					$ 34,200,000		$ 46,900,000
Impairment charges, net of tax					21,000,000		28,700,000
Loss on sale				(1,300,000)	6,200,000	(1,300,000)
Operating Results:
Operating revenue		75,765,000	238,508,000
Operating loss	(1,138,000)	(40,620,000)	(49,971,000)
Benefit for income taxes	(453,000)	(15,461,000)	(17,973,000)
Operating loss, net of income taxes	(685,000)	(25,159,000)	(31,998,000)
(Loss) gain on sale, net of income taxes	485,000	(1,857,000)		(500,000)	(1,900,000)	500,000
Loss from discontinued operations, net of income taxes	(200,000)	(27,016,000)	(31,998,000)
Goodwill and trade name impairment	908,873,000	36,700,000					46,900,000
Goodwill and trade name impairments, net of tax							$ 28,700,000

Discontinued Operations (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	$ 2,875
Cash Payments or Other	(2,655)
(Income) Expense)	685
Balance at the end of the period	905
ARS/AMS
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	228
Cash Payments or Other	(147)
(Income) Expense)	(2)
Balance at the end of the period	79
Certified Systems, Inc. and other
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	2,100
Cash Payments or Other	(2,041)
Balance at the end of the period	59
InStar
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	279
Cash Payments or Other	24
(Income) Expense)	49
Balance at the end of the period	352
TruGreen LandCare
Long-term liabilities related to long-term self-insurance claims
Balance at the beginning of the period	268
Cash Payments or Other	(491)
(Income) Expense)	638
Balance at the end of the period	$ 415

Restructuring Charges (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges
Restructuring charges, net of tax	$ 11,100,000	$ 5,000,000	$ 7,000,000
Restructuring charges
Restructuring charges	18,177,000	8,162,000	11,448,000
Severance, retention, legal fees and other costs		35,000	2,245,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Balance at the beginning of the period	3,890,000	3,542,000
Costs incurred	18,177,000	8,162,000	11,448,000
Costs paid or otherwise settled	(17,525,000)	(7,814,000)
Balance at the end of the period	4,542,000	3,890,000	3,542,000
Centers of excellence initiative
Restructuring charges
Restructuring charges	9,267,000	3,416,000
Other costs	4,600,000	1,900,000
Consulting fees	4,700,000	1,500,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	9,267,000	3,416,000
Other
Restructuring charges
Restructuring charges		71,000	2,174,000
Other costs			1,000,000
Severance, retention, legal fees and other costs			1,200,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred		71,000	2,174,000
Terminix
Restructuring charges
Restructuring charges	3,652,000	3,560,000	2,352,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,652,000	3,560,000	2,352,000
Terminix | Branch optimization
Restructuring charges
Restructuring charges	3,652,000	3,560,000	2,352,000
Severance costs included in restructuring charges	400,000	100,000
Lease termination costs included in restructuring charges	3,300,000	3,500,000	2,400,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,652,000	3,560,000	2,352,000
TruGreen
Restructuring charges
Restructuring charges	3,241,000	1,115,000	6,922,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,241,000	1,115,000	6,922,000
TruGreen | Reorganization and restructuring
Restructuring charges
Restructuring charges	3,241,000	1,115,000	6,922,000
Severance costs included in restructuring charges	2,700,000	800,000	1,800,000
Lease termination costs included in restructuring charges	500,000	300,000	200,000
Other costs			200,000
Consulting fees			4,700,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	3,241,000	1,115,000	6,922,000
American Home Shield
Restructuring charges
Restructuring charges	647,000		(127,000)
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	647,000		(127,000)
American Home Shield | Reorganization and restructuring
Restructuring charges
Severance costs included in restructuring charges	647,000
ServiceMaster Clean
Restructuring charges
Restructuring charges	1,370,000	36,000	71,000
Reconciliation of the beginning and ending balances of accrued restructuring charges
Costs incurred	1,370,000	36,000	71,000
ServiceMaster Clean | Reorganization and restructuring
Restructuring charges
Severance costs included in restructuring charges	$ 1,370,000

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Rental expense	$ 68	$ 76.7	$ 104.7
Future long-term non-cancelable operating lease payments
2013	42
2014	31.6
2015	22.3
2016	15.8
2017	11.6
2018 and thereafter	17.3
Residual value guarantees
Guarantees
Percentage of estimated terminal value of leased assets guaranteed	84.00%
Maximum guarantees related to the leased assets	20.2
Liability recorded for estimated fair value of guarantees	$ 0.3

Commitments and Contingencies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies
Remaining lease obligations under capital leases	$ 46,500,000
Future lease payments under capital leases
2013	10,600,000
2014	10,900,000
2015	10,100,000
2016	8,500,000
2017	6,300,000
2018 and thereafter	100,000
Accrued self-insured claims
Reconciliation of beginning and ending accrued self-insured claims, net
Balance at the beginning of the period	108,082,000	121,692,000
Provision for self-insured claims	35,413,000	26,052,000
Cash payments	(39,670,000)	(39,662,000)
Balance at the end of the period	$ 103,825,000	$ 108,082,000

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended							1 Months Ended	24 Months Ended		1 Months Ended
	Dec. 31, 2012 CD&R	Dec. 31, 2011 CD&R	Dec. 31, 2010 CD&R	Dec. 31, 2012 StepStone	Jan. 31, 2012 BAS	Dec. 31, 2012 BAS	Dec. 31, 2012 JPMorgan	Dec. 31, 2011 Holdings (as related party) 10.75% senior notes maturing in 2015	Dec. 31, 2010 Holdings (as related party) 10.75% senior notes maturing in 2015	Dec. 31, 2012 StepStone, BAS and JPMorgan	Dec. 31, 2011 StepStone, BAS and JPMorgan	Dec. 31, 2010 StepStone, BAS and JPMorgan	Dec. 31, 2011 Holdings (as parent company) 2015 Notes (as investment)	Dec. 31, 2009 Holdings (as parent company) 2015 Notes (as investment)	Dec. 21, 2011 Holdings (as parent company) 2015 Notes (as investment)	Dec. 31, 2011 Holdings (as parent company) BAS Capital stock of Holdings
Related party transactions
Management fees recorded	$ 6.25	$ 6.25	$ 6.25							$ 1	$ 1.25	$ 1.25
Aggregate consulting fees	6.25			0.5	0.25	0.25	0.25
Capital stock of Holdings purchased by Holdings from BAS (in shares)																7.5
Purchase of 2015 Notes by Holdings, face amount														65
Purchase of 2015 Notes by Holdings, cost														21.4
Face value of notes purchased and retired															65
Aggregate purchase price of notes retired													68
Related party interest expense								6.8	7
Interest paid								$ 10	$ 7				$ 3

Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans
Discretionary contributions to qualified profit sharing and non qualified deferred compensation plan	$ 17.4	$ 15.7	$ 13.9

Long-Term Debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2011 Senior secured term loan facility maturing in 2014	Jul. 24, 2007 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 London inter-bank offered rate	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Alternate base rate	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Maximum	Dec. 31, 2012 Senior secured term loan facility maturing in 2017	Aug. 22, 2012 Senior secured term loan facility maturing in 2017	Dec. 31, 2012 Senior secured term loan facility maturing in 2017 Alternate base rate	Dec. 31, 2012 7.00% senior notes maturing in 2020	Dec. 31, 2012 8.00% senior notes maturing in 2020	Aug. 31, 2012 8.00% senior notes maturing in 2020	Feb. 29, 2012 8.00% senior notes maturing in 2020	Sep. 30, 2012 10.75% senior notes maturing in 2015	Mar. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015	Dec. 31, 2012 Revolving credit facility maturing in 2017	Dec. 31, 2012 7.10% notes maturing in 2018	Dec. 31, 2011 7.10% notes maturing in 2018	Dec. 31, 2012 7.45% notes maturing in 2027	Dec. 31, 2011 7.45% notes maturing in 2027	Dec. 31, 2012 7.25% notes maturing in 2038	Dec. 31, 2011 7.25% notes maturing in 2038	Dec. 31, 2011 Other	Dec. 31, 2012 Synthetic letter of credit facility
Long-term debt
Long-term debt				$ 1,219,145,000	$ 2,530,750,000					$ 1,000,741,000			$ 750,000,000	$ 602,750,000						$ 996,000,000		$ 69,400,000	$ 67,474,000	$ 155,894,000	$ 153,225,000	$ 62,250,000	$ 61,441,000	$ 66,980,000
Less current portion	(52,214,000)	(51,838,000)
Total long-term debt	3,909,039,000	3,824,032,000
Interest rate (as a percent)													7.00%	8.00%	7.00%	8.00%			10.75%			7.10%		7.45%		7.25%
Unamortized portion of premium received														3,000,000
Repayment of principal amount			276,000,000											100,000,000			396,000,000	600,000,000
Available borrowing capacity																					447,700,000								150,000,000
Aggregate principal amount						2,650,000,000									750,000,000	600,000,000
Letters of credit issued																													124,300,000
Unused commitments																													13,300,000
Debt secured as a percentage of capital stock of foreign subsidiary owned by entity or any guarantor									65.00%
Borrowings outstanding				1,219,000,000							1,001,000,000
Borrowing margin (as a percent)				2.50%			2.50%	2.50%		4.25%		4.25%
Available borrowing capacity if credit facility amended																													$ 137,600,000

Long-Term Debt (Details 2) (Interest rate swap agreements, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Notional Amount
Balance at the beginning of the period	$ 1,430,000,000	$ 1,430,000,000	$ 1,430,000,000
Entered into effect		450,000,000	530,000,000
Expired	(450,000,000)	(450,000,000)	(530,000,000)
Balance at the end of the period	980,000,000	1,430,000,000	1,430,000,000
Interest rate swap agreements
Notional amount	980,000,000	1,430,000,000	1,430,000,000
Weighted Average Fixed Rate (as a percent)	1.70%	2.84%	3.68%	3.89%
March 1 ,2013
Notional Amount
Balance at the end of the period	100,000
Interest rate swap agreements
Notional amount	100,000
Weighted Average Fixed Rate (as a percent)	1.77%
Description of variable rate basis	One month LIBOR
September 1, 2013
Notional Amount
Balance at the end of the period	50,000
Interest rate swap agreements
Notional amount	50,000
Weighted Average Fixed Rate (as a percent)	2.25%
Description of variable rate basis	One month LIBOR
March 1, 2013
Notional Amount
Balance at the end of the period	150,000
Interest rate swap agreements
Notional amount	150,000
Weighted Average Fixed Rate (as a percent)	1.66%
Description of variable rate basis	One month LIBOR
September 1, 2013
Notional Amount
Balance at the end of the period	150,000
Interest rate swap agreements
Notional amount	150,000
Weighted Average Fixed Rate (as a percent)	2.21%
Description of variable rate basis	One month LIBOR
August 1, 2013
Notional Amount
Balance at the end of the period	530,000
Interest rate swap agreements
Notional amount	$ 530,000
Weighted Average Fixed Rate (as a percent)	1.51%
Description of variable rate basis	One month LIBOR

Long-Term Debt (Details 3) (USD $)	12 Months Ended						3 Months Ended				12 Months Ended		3 Months Ended				3 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jan. 30, 2012 February 13, 2012 through July 24, 2013	Jan. 30, 2012 July 25, 2013 through July 24, 2014	Jan. 30, 2012 July 25, 2014 through January 31, 2017	Jan. 30, 2012 February 13, 2012 through July 24, 2017	Sep. 30, 2012 Interim Loan Facility	Dec. 31, 2012 Interim Loan Facility	Dec. 31, 2011 Interim Loan Facility	Jul. 24, 2007 Interim Loan Facility	Dec. 31, 2012 Interim Loan Facility London inter-bank offered rate	Dec. 31, 2012 Interim Loan Facility Alternate base rate	Sep. 30, 2012 2015 Notes	Mar. 31, 2012 2015 Notes	Dec. 31, 2011 2015 Notes	Dec. 31, 2012 2015 Notes	Dec. 31, 2011 2015 Notes Holdings	Dec. 31, 2012 2020 Notes	Aug. 31, 2012 2020 Notes	Feb. 29, 2012 2020 Notes	Dec. 31, 2012 Revolving credit facility maturing in 2017	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 Subsequent event item	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 London inter-bank offered rate Subsequent event	Feb. 22, 2013 Senior secured term loan facility amended in 2013 maturing in 2017 Alternate base rate Subsequent event
Long-term debt
Face value										$ 2,650,000,000							$ 65,000,000		$ 750,000,000	$ 600,000,000
Cost of debt purchased																	68,000,000
Amount of accrued interest paid																	3,000,000
Loss on extinguishment of debt	55,554,000	774,000													(800,000)
Interest rate (as a percent)																10.75%		8.00%	7.00%	8.00%
Redemption with proceeds from 2020 Notes							276,000,000						396,000,000	600,000,000				100,000,000
Outstanding amount								1,219,145,000	2,530,750,000						996,000,000			602,750,000				2,200,000,000
Available borrowing capacity			447,700,000	324,200,000	265,200,000	75,000,000															447,700,000
Variable rate basis											Adjusted London inter-bank offered rate	alternate base rate											Adjusted London inter-bank offered rate	alternate base rate
Borrowing margin (as a percent)								2.50%			2.50%	2.50%											3.25%	2.25%
Floor rate (as a percent)																							1.00%	2.00%
Original issue discount (as a percent)																						1.00%
Unamortized original issue discount																						12,200,000
Percentage of premium payable in connection with repricing transactions																						1.00%
Number of refinancing transactions																						2
Future scheduled long-term debt payments
December 31, 2013	52,200,000
December 31, 2014	1,250,000,000
December 31, 2015	26,900,000
December 31, 2016	22,600,000
December 31, 2017	$ 968,800,000

Cash and Marketable Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Marketable Securities
Maximum maturity term of cash, money market funds and certificates of deposits	3 months
Available-for-sale and trading securities
Amortized Cost	$ 137,857,000	$ 135,693,000
Gross Unrealized Gains	9,582,000	8,748,000
Gross Unrealized Losses	(1,636,000)	(1,959,000)
Fair Value	145,803,000	142,482,000
Portion of unrealized losses in loss position for more than one year	1,500,000	1,700,000
Aggregate fair value of investments with unrealized losses	13,100,000	13,600,000
Summary of gross realized gains and gross realized losses resulting from sales of available-for-sale securities
Proceeds from sale of securities	22,612,000	45,065,000	20,071,000
Gross realized gains, pre-tax	1,990,000	6,065,000	2,326,000
Gross realized gains, net of tax	1,218,000	3,714,000	1,418,000
Gross realized losses, pre-tax	(20,000)	(249,000)	(207,000)
Gross realized losses, net of tax	(12,000)	(153,000)	(126,000)
Impairment of securities		(195,000)	(174,000)
Impairment charges, net of tax		(119,000)	(106,000)
American Home Shield
Available-for-sale and trading securities
Cash and short- and long-term marketable securities associated with regulatory requirements	243,700,000	226,200,000
Net assets subject to third party restrictions	174,100,000
Debt securities
Available-for-sale and trading securities
Amortized Cost	99,071,000	95,135,000
Gross Unrealized Gains	5,773,000	5,795,000
Gross Unrealized Losses	(20,000)	(68,000)
Fair Value	104,824,000	100,862,000
Equity securities
Available-for-sale and trading securities
Amortized Cost	38,786,000	40,558,000
Gross Unrealized Gains	3,809,000	2,953,000
Gross Unrealized Losses	(1,616,000)	(1,891,000)
Fair Value	$ 40,979,000	$ 41,620,000

Receivable Sales (Details) (TruGreen and Terminix, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TruGreen and Terminix
Accounts receivable securitization arrangement
Maximum undivided percentage ownership interest	$ 50
Eligible accounts receivables amount	39.2
Amount outstanding under the securitization arrangement	10	10
Remaining capacity under the securitization arrangement	$ 29.2
Accounts receivable securitization arrangement	364 days
Interest under accounts receivable securitization arrangement (as a percent)	0.21%

Comprehensive Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net unrealized gains (losses) on securities:
Unrealized (losses) gains	$ (692,000)	$ 3,092,000	$ 2,808,000
Reclassification adjustment for net losses (gains) realized	1,657,000	(3,787,000)	(1,225,000)
Net unrealized gains (losses) on securities	965,000	(695,000)	1,583,000
Net unrealized gains (losses) on derivative instruments:
Unrealized losses	(571,000)	(3,419,000)	(24,901,000)
Reclassification adjustment for net losses realized	12,810,000	16,733,000	27,535,000
Net unrealized gains on derivative instruments	12,239,000	13,314,000	2,634,000
Foreign currency translation	(426,000)	(1,460,000)	2,186,000
Other Comprehensive Income, Net of Income Taxes	12,778,000	11,159,000	6,403,000
Unrealized gains on securities, tax effect	800,000	(2,100,000)	(1,300,000)
Reclassification adjustment for net (gains) losses realized on securities, tax effect	(1,000,000)	2,200,000	700,000
Unrealized losses on derivative instruments, tax effect	(200,000)	1,400,000	14,400,000
Reclassification adjustment for net losses realized on securities, tax effect	(7,300,000)	(9,100,000)	(15,500,000)
Accumulated other comprehensive loss
Net unrealized gains on securities, net of tax	5,295,000	4,330,000
Net unrealized losses on derivative instruments, net of tax	(2,029,000)	(14,268,000)
Foreign currency translation	3,300,000	3,726,000
Accumulated other comprehensive income (loss)	$ 6,566,000	$ (6,212,000)

Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid for or (received from):
Interest expense	$ 235,419,000	$ 252,284,000	$ 268,693,000
Interest and dividend income	(5,339,000)	(4,888,000)	(5,331,000)
Income taxes, net of refunds	8,839,000	11,677,000	13,353,000
Capital lease and other non-cash financing transactions	$ 47,100,000	$ 10,100,000

Capital Stock (Details)	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2007
Capital Stock
Authorized shares of common stock	1,000	1,000	1,000
Shares of common stock issued and held by CDRSVM Holdings, Inc.	1,000	1,000	1,000

Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Grant Date Fair Value
Stock-based compensation expense	$ 7.1	$ 8.4	$ 9.4
Stock-based compensation expense, net of tax	4.4	5.2	5.7
Options
Assumptions used to estimate value of each option award
Expected volatility, minimum (as a percent)	49.20%	31.00%	31.70%
Expected volatility, maximum (as a percent)	50.30%	50.30%	34.30%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected life	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate, minimum (as a percent)	0.78%	1.07%	1.77%
Risk-free interest rate, maximum (as a percent)	1.43%	2.65%	2.63%
Weighted-average grant-date fair value (in dollars per share)	$ 7.06	$ 4.31	$ 3.65
Forfeiture rate (as a percent)	11.28%
Stock Options
Total outstanding at the beginning of the period (in shares)	9,623,674
Granted to employees (in shares)	506,116
Exercised (in shares)	(380,625)
Forfeited (in shares)	(387,102)
Expired (in shares)	(393,750)
Total outstanding at the end of the period (in shares)	8,968,313	9,623,674
Total exercisable at the end of the period (in shares)	6,802,964
Weighted Average Exercise Price
Total outstanding at the beginning of the period (in dollars per share)	$ 10.24
Exercised (in dollars per share)	$ 10
Forfeited (in dollars per share)	$ 10.7
Expired (in dollars per share)	$ 10
Total outstanding at the end of the period (in dollars per share)	$ 10.49	$ 10.24
Total exercisable at the end of the period (in dollars per share)	$ 10.08
Weighted Average Remaining Contractual Term
Total outstanding at the end of the period	5 years 2 months 8 days
Total exercisable at the end of the period	4 years 1 month 2 days
Superperformance options granted to CEO
Stock-Based Compensation
Number of equal annual vesting installments	4
Vesting period	4 years
Assumptions used to estimate value of each option award
Forfeiture rate (as a percent)	0.00%
Stock Options
Granted to employees (in shares)	7,143	86,364
RSU
RSUs
Total outstanding at the beginning of the period (in shares)	683,785
Granted to employees (in shares)	72,413
Vested (in shares)	(266,818)
Forfeited (in shares)	(153,330)
Total outstanding at the end of the period (in shares)	335,780
Weighted Average Grant Date Fair Value
Total outstanding at the beginning of the period (in dollars per share)	$ 10.51
Granted to employees (in dollars per share)	$ 14.9
Vested (in dollars per share)	$ 10.44
Forfeited (in dollars per share)	$ 10.33
Total outstanding at the end of the period (in dollars per share)	$ 11.6
Holdings (as parent company)
Stock-Based Compensation
Number of shares of common stock available for issuance	15,595,000
Number of shares sold in connection with equity offerings	122,853	495,538	97,200
Purchase price of shares sold (in dollars per share)	$ 14.65	$ 11	$ 10
Weighted Average Grant Date Fair Value
Total unrecognized compensation costs related to non-vested stock options and restricted share units	11.2
Weighted-average period of recognition of stock-based compensation cost	2 years 6 months
Holdings (as parent company) | Options
Stock-Based Compensation
Number of shares of entity's common stock based on the fair market value of which maximum per-share exercise price is determined	1
Term	10 years
Period for which vested options will remain exercisable following termination of employment without cause	3 months
Period for which vested options will remain exercisable following termination of employment without cause in case of death, disability or retirement at normal retirement age	1 year
Stock Options
Granted to employees (in shares)	506,116	2,280,391	284,400
Weighted Average Exercise Price
Granted to employees (in dollars per share)	$ 14.67	$ 11	$ 10
Weighted Average Grant Date Fair Value
Stock-based compensation expense	$ 0.9		$ 0.5
Holdings (as parent company) | RSU
Stock-Based Compensation
Number of equal annual vesting installments	3
Weighted Average Remaining Contractual Term
Number of shares of common stock into which each award will be converted upon vesting	1
RSUs
Granted to employees (in shares)	72,143	350,454	735,000
Weighted Average Grant Date Fair Value
Granted to employees (in dollars per share)	$ 14.9	$ 11	$ 10

Fair Value Measurements (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended																				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 TruGreen	Dec. 31, 2011 TruGreen	Dec. 31, 2010 TruGreen	Dec. 31, 2012 TruGreen Goodwill	Dec. 31, 2012 TruGreen Goodwill	Sep. 30, 2012 TruGreen Goodwill	Dec. 31, 2012 Estimated Fair Value	Dec. 31, 2011 Estimated Fair Value	Dec. 31, 2012 Recurring Quoted Price In Active Markets (Level 1)	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Recurring Significant Other Observable Inputs (Level 2) Interest rate swap contracts	Dec. 31, 2012 Recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Recurring Significant Unobservable Inputs (Level 3) Fuel swap contracts	Dec. 31, 2011 Recurring Estimated Fair Value	Dec. 31, 2011 Recurring Estimated Fair Value Fuel swap contracts	Dec. 31, 2011 Recurring Estimated Fair Value Interest rate swap contracts	Dec. 31, 2012 Nonrecurring Significant Unobservable Inputs (Level 3) TruGreen Trade names	Dec. 31, 2012 Nonrecurring Significant Unobservable Inputs (Level 3) TruGreen Goodwill	Dec. 31, 2012 Carrying Value	Dec. 31, 2011 Carrying Value	Dec. 31, 2012 Carrying Value Fuel swap contracts	Dec. 31, 2011 Carrying Value Fuel swap contracts	Dec. 31, 2012 Carrying Value Interest rate swap contracts	Dec. 31, 2011 Carrying Value Interest rate swap contracts	Dec. 31, 2012 Carrying Value TruGreen Trade names	Dec. 31, 2012 Carrying Value TruGreen Goodwill
Carrying amount and estimated fair value of the company's financial instrument
Total debt										$ 4,018,000,000	$ 3,788,000,000											$ 3,961,000,000	$ 3,876,000,000
Financial Assets:
Deferred compensation trust assets												11,987,000					10,834,000					11,987,000	10,834,000
Investments in marketable securities												45,152,000	88,664,000				131,648,000					133,816,000	131,648,000
Derivative asset, Current																1,957,000		548,000						1,957,000	548,000
Total financial assets												57,139,000	88,664,000		1,957,000		143,030,000						143,030,000	147,760,000
Financial Liabilities:
Derivative liabilities, Current																113,000		1,281,000						113,000	1,281,000
Derivative liabilities, Noncurrent														7,349,000					23,467,000							7,349,000	23,467,000
Total financial liabilities													7,349,000		113,000		24,748,000					7,462,000	24,748,000
Trade name																				606,800,000
Goodwill																					417,367,000
Non-cash impairment charge	908,873,000	36,700,000						790,200,000																				118,700,000	790,200,000
Adjustment to non-cash impairment charge							4,000,000
Carrying value of goodwill prior to adjustment to impairment charge									413,400,000
Carrying value of goodwill	$ 2,412,251,000	$ 3,161,980,000	$ 3,125,293,000	$ 417,069,000	$ 1,201,922,000	$ 1,191,071,000			$ 417,400,000

Fair Value Measurements (Details 2) (Fuel Swap Contract Assets (Liabilities), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fuel Swap Contract Assets (Liabilities)
Reconciliation of the beginning and ending fair values of financial instruments valued using significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ (733)	$ 6,649
Total gains (losses) (realized and unrealized)
Included in earnings	1,944	10,010
Included in accumulated other comprehensive income	2,577	(7,382)
Settlements, net	(1,944)	(10,010)
Balance at the end of the period	$ 1,844	$ (733)

Fair Value Measurements (Details 3) (Fuel swap contracts, USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Discounted Cash Flows Minimum	Dec. 31, 2012 Discounted Cash Flows Maximum	Dec. 31, 2012 Discounted Cash Flows Weighted Average
Information relating to the significant unobservable inputs of Level 3 financial instruments
Fair value at the end of the period	$ 1,844	$ (733)	$ 6,649
Forward Unleaded Price per Gallon (in dollars per gallon)				$ 3.36	$ 3.73	$ 3.55
Forward Diesel Price per Gallon (in dollars per gallon)				$ 3.88	$ 3.96	$ 3.9

Fair Value Measurements (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Approximate annual fuel consumption (in gallons)	20,000,000
Additional disclosures
Aggregate notional amount of fuel swap contracts	$ 40,200,000
Letters of credit posted as collateral under fuel hedging program	4,000,000
Aggregate notional amount of interest rate swap contracts	980,000,000
Hedging gains and losses in accumulated other comprehensive income (loss) expected to be recognized in earnings, net of tax	2,000,000
Derivatives designated as Cash Flow Hedge Relationships | Fuel swap contracts | Cost of services rendered and products sold
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss	2,577,000	(7,382,000)
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income	1,944,000	9,739,000
Derivatives designated as Cash Flow Hedge Relationships | Fuel swap contracts | Income (loss) from discontinued operations, net of income taxes
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income		271,000
Derivatives designated as Cash Flow Hedge Relationships | Interest rate swap contracts | Interest expense
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of (Loss) Gain Recognized in Accumulated Other Comprehensive Loss	17,114,000	28,340,000
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income	$ (21,898,000)	$ (37,613,000)

Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statements
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	1,861,669	1,813,706	1,777,304
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Goodwill and trade name impairment	908,873	36,700
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense (Income):
Interest expense (income)	246,284	273,123	286,933
Interest and net investment loss (income)	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
(Benefit) provision for income taxes	(114,260)	43,912	10,945
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
(Loss) income from discontinued operations, net of income taxes	(200)	(27,016)	(31,998)
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive Loss	(700,765)	51,980	(8,156)
The ServiceMaster Company
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense		222	222
Restructuring charges		35	1,208
Total operating costs and expenses	8,368	9,443	11,007
Operating (Loss) Income	(8,368)	(9,443)	(11,007)
Non-operating Expense (Income):
Interest expense (income)	178,427	189,677	196,647
Interest and net investment loss (income)	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
(Benefit) provision for income taxes	(82,895)	(76,622)	(73,163)
(Loss) Income from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive Loss	(700,765)	51,980	(8,156)
Guarantors
Condensed Consolidating Financial Statements
Operating Revenue	2,401,526	2,452,731	2,405,822
Operating Costs and Expenses:
Cost of services rendered and products sold	1,512,389	1,483,220	1,461,057
Selling and administrative expenses	478,820	499,101	516,349
Amortization expense	61,540	67,443	99,918
Goodwill and trade name impairment	897,732
Trade name impairment		36,700
Restructuring charges	7,748	4,678	10,484
Total operating costs and expenses	2,958,229	2,091,142	2,087,808
Operating (Loss) Income	(556,703)	361,589	318,014
Non-operating Expense (Income):
Interest expense (income)	85,881	89,819	76,258
Interest and net investment loss (income)	9,991	3,491	3,596
(Loss) Income from Continuing Operations before Income Taxes	(652,575)	268,279	238,160
(Benefit) provision for income taxes	(101,629)	18,720	25,134
(Loss) Income from Continuing Operations	(550,946)	249,559	213,026
(Loss) income from discontinued operations, net of income taxes	(202)	19,497	17,868
Equity in earnings of subsidiaries (net of tax)	4,034	(111,863)	(117,729)
Net (Loss) Income	(547,114)	157,193	113,165
Total Comprehensive Loss	(546,632)	156,150	114,793
Non-Guarantors
Condensed Consolidating Financial Statements
Operating Revenue	851,010	811,446	777,219
Operating Costs and Expenses:
Cost of services rendered and products sold	407,724	388,201	371,293
Selling and administrative expenses	385,263	372,630	370,208
Amortization expense	3,758	23,687	35,860
Goodwill and trade name impairment	11,141
Restructuring charges	10,429	3,449	(244)
Total operating costs and expenses	818,315	787,967	777,117
Operating (Loss) Income	32,695	23,479	102
Non-operating Expense (Income):
Interest expense (income)	(18,024)	(6,373)	14,028
Interest and net investment loss (income)	(18,550)	(17,346)	(14,582)
Other expense	622	700	733
(Loss) Income from Continuing Operations before Income Taxes	68,647	46,498	(77)
(Benefit) provision for income taxes	70,264	101,814	58,974
Equity in losses of joint venture	(226)
(Loss) Income from Continuing Operations	(1,843)	(55,316)	(59,051)
(Loss) income from discontinued operations, net of income taxes	2	(46,678)	(50,283)
Net (Loss) Income	(1,841)	(101,994)	(109,334)
Total Comprehensive Loss	(2,179)	(103,323)	(105,070)
Eliminations
Condensed Consolidating Financial Statements
Operating Revenue	(59,255)	(58,305)	(55,647)
Operating Costs and Expenses:
Cost of services rendered and products sold	(58,444)	(57,715)	(55,046)
Selling and administrative expenses	(425)	(425)	(184)
Total operating costs and expenses	(58,869)	(58,140)	(55,230)
Operating (Loss) Income	(386)	(165)	(417)
Non-operating Expense (Income):
Interest and net investment loss (income)	(386)
(Loss) Income from Continuing Operations before Income Taxes		(165)	(417)
(Loss) Income from Continuing Operations		(165)	(417)
(Loss) income from discontinued operations, net of income taxes		165	417
Equity in earnings of subsidiaries (net of tax)	548,955	(55,199)	(3,831)
Net (Loss) Income	548,955	(55,199)	(3,831)
Total Comprehensive Loss	$ 548,811	$ (52,827)	$ (9,723)

Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930	$ 252,698	$ 255,356
Marketable securities	19,347	12,026
Receivables	403,705	374,200
Inventories	56,562	59,643
Prepaid expenses and other assets	37,344	38,295
Deferred customer acquisition costs	33,921	30,403
Deferred taxes	107,499	90,609
Assets of discontinued operations		17
Total Current Assets	1,081,123	934,123
Property and Equipment:
At cost	633,582	541,817
Less: accumulated depreciation	(293,534)	(235,058)
Net Property and Equipment	340,048	306,759
Other Assets:
Goodwill	2,412,251	3,161,980	3,125,293
Intangible assets, primarily trade names, service marks and trademarks, net	2,373,469	2,543,539
Notes receivable from Subsidiaries	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823	7,014,688
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Self-insured claims and related expenses	83,035	73,071
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Deferred revenue	483,897	473,242
Liabilities of discontinued operations	905	805
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Deferred taxes	934,271	1,036,693
Other long-term obligations, primarily self-insured claims	114,855	133,052
Liabilities of discontinued operations		2,070
Total Other Long-Term Liabilities	1,049,126	1,171,815
Shareholder's Equity	554,650	1,247,919	1,187,527	1,186,331
Total Liabilities and Shareholder's Equity	6,410,914	7,146,823
The ServiceMaster Company
Current Assets:
Cash and cash equivalents	316,528	232,382	132,168	124,674
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221
Total Current Assets	362,429	278,434
Other Assets:
Notes receivable from Subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708
Total Assets	4,571,627	5,266,638
Current Liabilities:
Accounts payable	156	192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428
Total Current Liabilities	158,217	180,198
Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable		12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821
Total Other Long-Term Liabilities	20,888	56,130
Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	4,571,627	5,266,638
Guarantors
Current Assets:
Cash and cash equivalents	13,842	13,751	16,900	17,689
Receivables	116,778	108,486
Inventories	54,313	57,219
Prepaid expenses and other assets	10,272	12,742
Deferred customer acquisition costs	19,010	13,838
Deferred taxes	66,129	47,218
Assets of discontinued operations		7
Total Current Assets	280,344	253,261
Property and Equipment:
At cost	440,107	377,900
Less: accumulated depreciation	(209,044)	(164,689)
Net Property and Equipment	231,063	213,211
Other Assets:
Goodwill	2,055,779	2,796,789
Intangible assets, primarily trade names, service marks and trademarks, net	1,634,145	1,804,619
Notes receivable from Subsidiaries	23	82
Investments in and advances to subsidiaries	630,029	872,451
Other assets	1,435	3,838
Total Assets	4,832,818	5,944,251
Current Liabilities:
Accounts payable	41,011	46,378
Accrued liabilities:
Payroll and related expenses	41,861	40,608
Self-insured claims and related expenses	20,180	20,400
Accrued interest payable	350	260
Other	26,377	31,760
Deferred revenue	135,074	142,918
Liabilities of discontinued operations	767	279
Current portion of long-term debt	20,287	14,258
Total Current Liabilities	285,907	296,861
Long-Term Debt	2,044,238	2,015,961
Other Long-Term Liabilities:
Deferred taxes	715,794	808,830
Other long-term obligations, primarily self-insured claims	1,243	220
Total Other Long-Term Liabilities	717,037	809,050
Shareholder's Equity	1,785,636	2,822,379
Total Liabilities and Shareholder's Equity	4,832,818	5,944,251
Non-Guarantors
Current Assets:
Cash and cash equivalents	92,375	82,797	103,630	112,993
Marketable securities	19,347	12,026
Receivables	476,620	452,149
Inventories	2,249	2,424
Prepaid expenses and other assets	21,810	20,218
Deferred customer acquisition costs	14,911	16,565
Deferred taxes	3,230	4,170
Assets of discontinued operations		10
Total Current Assets	630,542	590,359
Property and Equipment:
At cost	193,475	163,917
Less: accumulated depreciation	(84,490)	(70,369)
Net Property and Equipment	108,985	93,548
Other Assets:
Goodwill	356,472	365,191
Intangible assets, primarily trade names, service marks and trademarks, net	739,324	738,920
Notes receivable from Subsidiaries	30,343	31,187
Long-term marketable securities	114,469	119,622
Other assets	7,984	3,926
Debt issuance costs	101	90
Total Assets	1,988,220	1,942,843
Current Liabilities:
Accounts payable	45,543	35,071
Accrued liabilities:
Payroll and related expenses	34,618	43,079
Self-insured claims and related expenses	62,855	52,671
Accrued interest payable	38	45
Other	25,357	35,424
Deferred revenue	348,823	330,324
Liabilities of discontinued operations	138	526
Current portion of long-term debt	128,795	116,789
Total Current Liabilities	646,167	613,929
Long-Term Debt	40,361	30,784
Other Long-Term Liabilities:
Deferred taxes	265,646	278,652
Intercompany payable	445,489	310,011
Other long-term obligations, primarily self-insured claims	92,724	89,011
Liabilities of discontinued operations		2,070
Total Other Long-Term Liabilities	803,859	679,744
Shareholder's Equity	497,833	618,386
Total Liabilities and Shareholder's Equity	1,988,220	1,942,843
Eliminations
Current Assets:
Receivables	(190,857)	(187,637)
Prepaid expenses and other assets	(1,335)	(294)
Total Current Assets	(192,192)	(187,931)
Other Assets:
Notes receivable from Subsidiaries	(2,013,432)	(2,005,104)
Investments in and advances to subsidiaries	(2,728,958)	(3,763,085)
Other assets	(47,169)	(50,789)
Total Assets	(4,981,751)	(6,006,909)
Accrued liabilities:
Accrued interest payable	(240)	(294)
Other	(1,095)
Current portion of long-term debt	(190,857)	(187,637)
Total Current Liabilities	(192,192)	(187,931)
Long-Term Debt	(2,013,432)	(2,005,104)
Other Long-Term Liabilities:
Deferred taxes	(47,169)	(50,789)
Intercompany payable	(445,489)	(322,320)
Total Other Long-Term Liabilities	(492,658)	(373,109)
Shareholder's Equity	(2,283,469)	(3,440,765)
Total Liabilities and Shareholder's Equity	$ (4,981,751)	$ (6,006,909)

Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(73,228)	(96,540)	(134,234)
Sale of equipment and other assets	2,197	4,605	1,355
Acquisition of The ServiceMaster Company		(35)	(2,245)
Other business acquisitions, net of cash acquired	(46,138)	(44,365)	(57,941)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Flows from Discontinued Operations:
Cash used for operating activities	(802)	(5,888)	6,776
Cash used for investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(4,413)	18,629	(3,701)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	422,745	328,930	252,698
The ServiceMaster Company
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	232,382	132,168	124,674
Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net			22,012
Net Cash Used for Investing Activities from Continuing Operations		(35)	19,767
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000		5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)
Net intercompany advances	(315,291)	(284,559)	(281,986)
Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)
Cash used for investing activities:
Cash Increase (Decrease) During the Period	84,146	100,214	7,494
Cash and Cash Equivalents at End of Period	316,528	232,382	132,168
Guarantors
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	13,751	16,900	17,689
Net Cash Provided from Operating Activities from Continuing Operations	479,789	565,023	460,679
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(43,636)	(68,189)	(82,594)
Sale of equipment and other assets	2,141	4,433	1,003
Other business acquisitions, net of cash acquired	(41,025)	(43,316)	(57,724)
Purchase of other intangibles		(1,900)	(2,500)
Notes receivable, financial investments and securities, net		633
Net Cash Used for Investing Activities from Continuing Operations	(82,520)	(108,339)	(141,815)
Cash Flows from Financing Activities from Continuing Operations:
Payments of debt	(18,816)	(13,119)	(15,325)
Shareholders' dividends	(515,706)	(573,412)	(413,197)
Net intercompany advances	141,623	100,224	108,869
Net Cash Used for Financing Activities from Continuing Operations	(392,899)	(486,307)	(319,653)
Cash Flows from Discontinued Operations:
Cash used for operating activities	(668)	340
Cash used for investing activities:
Proceeds from sale of businesses	(3,611)	26,134
Net Cash (Used for) Provided from Discontinued Operations	(4,279)	26,474
Cash Increase (Decrease) During the Period	91	(3,149)	(789)
Cash and Cash Equivalents at End of Period	13,842	13,751	16,900
Non-Guarantors
Condensed Consolidating Financial Statements
Cash and Cash Equivalents at Beginning of Period	82,797	103,630	112,993
Net Cash Provided from Operating Activities from Continuing Operations	7,781	(29,251)	(62,561)
Cash Flows from Investing Activities from Continuing Operations:
Property additions	(29,592)	(28,351)	(51,640)
Sale of equipment and other assets	56	172	352
Other business acquisitions, net of cash acquired	(5,113)	(1,049)	(217)
Notes receivable, financial investments and securities, net	(1,176)	2,376	(1,585)
Net Cash Used for Investing Activities from Continuing Operations	(35,825)	(26,852)	(53,090)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt		4,000	10,000
Payments of debt	(2,417)	(1,286)	(13,758)
Shareholders' dividends	(133,384)	(143,934)	(59,340)
Debt issuance costs paid	(111)		(30)
Net intercompany advances	173,668	184,335	173,117
Net Cash Used for Financing Activities from Continuing Operations	37,756	43,115	109,989
Cash Flows from Discontinued Operations:
Cash used for operating activities	(134)	(6,228)	6,776
Cash used for investing activities:
Other investing activities		(1,617)	(10,477)
Net Cash (Used for) Provided from Discontinued Operations	(134)	(7,845)	(3,701)
Cash Increase (Decrease) During the Period	9,578	(20,833)	(9,363)
Cash and Cash Equivalents at End of Period	92,375	82,797	103,630
Eliminations
Condensed Consolidating Financial Statements
Net Cash Provided from Operating Activities from Continuing Operations	(649,090)	(717,346)	(472,537)
Cash Flows from Financing Activities from Continuing Operations:
Shareholders' dividends	649,090	717,346	472,537
Net Cash Used for Financing Activities from Continuing Operations	$ 649,090	$ 717,346	$ 472,537

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED STATEMENTS OF INCOME
Operating Revenue	$ 3,193,281	$ 3,205,872	$ 3,127,394
Operating Costs and Expenses:
Selling and administrative expenses	872,026	880,492	895,950
Amortization expense	65,298	91,352	136,000
Restructuring charges	18,177	8,162	11,448
Total operating costs and expenses	3,726,043	2,830,412	2,820,702
Operating (Loss) Income	(532,762)	375,460	306,692
Non-operating Expense:
Interest expense	246,284	273,123	286,933
Interest and net investment loss (income)	(7,845)	(10,886)	(9,358)
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(827,377)	111,749	28,384
Benefit for income taxes	(114,260)	43,912	10,945
(Loss) Income from Continuing Operations	(713,343)	67,837	17,439
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive (Loss) Income	(700,765)	51,980	(8,156)
Parent company
Operating Costs and Expenses:
Selling and administrative expenses	8,368	9,186	9,577
Amortization expense		222	222
Restructuring charges		35	1,208
Total operating costs and expenses	8,368	9,443	11,007
Operating (Loss) Income	(8,368)	(9,443)	(11,007)
Non-operating Expense:
Interest expense	178,427	189,677	196,647
Interest and net investment loss (income)	1,100	2,969	1,628
Loss on extinguishment of debt	55,554	774
(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(202,863)	(209,282)
Benefit for income taxes	(82,895)	(76,622)	(73,163)
(Loss) Income from Continuing Operations	(160,554)	(126,241)	(136,119)
Equity in earnings of subsidiaries (net of tax)	(552,989)	167,062	121,560
Net (Loss) Income	(713,543)	40,821	(14,559)
Total Comprehensive (Loss) Income	$ (700,765)	$ 51,980	$ (8,156)

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930	$ 252,698	$ 255,356
Receivables	403,705	374,200
Prepaid expenses and other assets	37,344	38,295
Deferred taxes	107,499	90,609
Total Current Assets	1,081,123	934,123
Other Assets:
Notes receivable from Subsidiaries	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823	7,014,688
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Other long-term obligations, primarily self-insured claims	114,855	133,052
Total Other Long-Term Liabilities	1,049,126	1,171,815
Total Shareholder's Equity	554,650	1,247,919	1,187,527	1,186,331
Total Liabilities and Shareholder's Equity	6,410,914	7,146,823
Parent company
Current Assets:
Cash and cash equivalents	316,528	232,382	132,168	124,674
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221
Total Current Assets	362,429	278,434
Other Assets:
Notes receivable from Subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708
Total Assets	4,571,627	5,266,638
Current Liabilities:
Accounts payable	156	192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428
Total Current Liabilities	158,217	180,198
Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable		12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821
Total Other Long-Term Liabilities	20,888	56,130
Total Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	$ 4,571,627	$ 5,266,638

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED STATEMENTS OF CASH FLOWS
Cash and Cash Equivalents at Beginning of Period	$ 328,930	$ 252,698	$ 255,356
Net Cash Provided from Operating Activities from Continuing Operations	234,609	295,001	222,544
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net	(1,176)	3,009	20,427
Net Cash Used for Investing Activities from Continuing Operations	(118,345)	(135,226)	(175,138)
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	4,000	15,000
Payments of debt	(1,334,947)	(105,905)	(61,333)
Debt issuance costs paid	(33,089)	(267)	(30)
Net Cash Used for Financing Activities from Continuing Operations	(18,036)	(102,172)	(46,363)
Cash Increase (Decrease) During the Period	93,815	76,232	(2,658)
Cash and Cash Equivalents at End of Period	422,745	328,930	252,698
Parent company
CONDENSED STATEMENTS OF CASH FLOWS
Cash and Cash Equivalents at Beginning of Period	232,382	132,168	124,674
Net Cash Provided from Operating Activities from Continuing Operations	396,129	476,575	296,963
Cash Flows from Investing Activities from Continuing Operations:
Acquisition of The ServiceMaster Company		(35)	(2,245)
Notes receivable, financial investments and securities, net			22,012
Net Cash Used for Investing Activities from Continuing Operations		(35)	19,767
Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000		5,000
Payments of debt	(1,313,714)	(91,500)	(32,250)
Debt issuance costs paid	(32,978)	(267)
Net intercompany advances	(315,291)	(284,559)	(281,986)
Net Cash Used for Financing Activities from Continuing Operations	(311,983)	(376,326)	(309,236)
Cash Increase (Decrease) During the Period	84,146	100,214	7,494
Cash and Cash Equivalents at End of Period	$ 316,528	$ 232,382	$ 132,168

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 4) (Parent company)	Dec. 31, 2012
Parent company
Basis of Presentation
Percentage by which the restricted net assets of Parent's consolidated subsidiaries exceeds Parent's consolidated net assets	25.00%

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 5) (Parent company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent company
Commitments, Contingencies and Dividends
Cash dividends received from wholly owned subsidiaries	$ 515.7	$ 573.4	$ 413.2

SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company	Sep. 30, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014	Dec. 31, 2011 Senior secured term loan facility maturing in 2014	Dec. 31, 2012 Senior secured term loan facility maturing in 2014 Parent company	Dec. 31, 2011 Senior secured term loan facility maturing in 2014 Parent company	Dec. 31, 2012 Senior secured term loan facility maturing in 2017	Dec. 31, 2012 Senior secured term loan facility maturing in 2017 Parent company	Dec. 31, 2012 7.00% senior notes maturing in 2020	Dec. 31, 2012 7.00% senior notes maturing in 2020 Parent company	Dec. 31, 2012 8.00% senior notes maturing in 2020	Aug. 31, 2012 8.00% senior notes maturing in 2020	Feb. 29, 2012 8.00% senior notes maturing in 2020	Dec. 31, 2012 8.00% senior notes maturing in 2020 Parent company	Sep. 30, 2012 10.75% senior notes maturing in 2015	Mar. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2012 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015	Dec. 31, 2011 10.75% senior notes maturing in 2015 Parent company	Dec. 31, 2012 7.10% notes maturing in 2018	Dec. 31, 2011 7.10% notes maturing in 2018	Dec. 31, 2012 7.10% notes maturing in 2018 Parent company	Dec. 31, 2011 7.10% notes maturing in 2018 Parent company	Dec. 31, 2012 7.45% notes maturing in 2027	Dec. 31, 2011 7.45% notes maturing in 2027	Dec. 31, 2012 7.45% notes maturing in 2027 Parent company	Dec. 31, 2011 7.45% notes maturing in 2027 Parent company	Dec. 31, 2012 7.25% notes maturing in 2038	Dec. 31, 2011 7.25% notes maturing in 2038	Dec. 31, 2012 7.25% notes maturing in 2038 Parent company	Dec. 31, 2011 7.25% notes maturing in 2038 Parent company	Dec. 31, 2012 Notes payable to subsidiaries Parent company	Dec. 31, 2011 Notes payable to subsidiaries Parent company
Long-term debt
Long-term Debt.						$ 1,219,145,000	$ 2,530,750,000	$ 1,219,145,000	$ 2,530,750,000	$ 1,000,741,000	$ 1,000,741,000	$ 750,000,000	$ 750,000,000	$ 602,750,000			$ 602,750,000				$ 996,000,000	$ 996,000,000	$ 69,400,000	$ 67,474,000	$ 69,400,000	$ 67,474,000	$ 155,894,000	$ 153,225,000	$ 155,894,000	$ 153,225,000	$ 62,250,000	$ 61,441,000	$ 62,250,000	$ 61,441,000	$ 71,679,000	$ 81,928,000
Less current portion	(52,214,000)	(51,838,000)	(93,989,000)	(108,428,000)
Total long-term debt	3,909,039,000	3,824,032,000	3,837,872,000	3,782,391,000
Interest rate (as a percent)												7.00%	7.00%	8.00%	7.00%	8.00%	8.00%			10.75%		10.75%	7.10%		7.10%	7.10%	7.45%		7.45%	7.45%	7.25%		7.25%	7.25%
Unamortized portion of premium received														3,000,000			3,000,000
Repayment of principal amount					276,000,000									100,000,000			100,000,000	396,000,000	600,000,000
Future scheduled long-term debt payments
December 31, 2013	52,200,000		94,000,000
December 31, 2014	1,250,000,000		1,217,000,000
December 31, 2015	26,900,000		10,100,000
December 31, 2016	22,600,000		10,100,000
December 31, 2017	$ 968,800,000		$ 960,500,000

VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax valuation allowance
Allowance for doubtful accounts
Balance at Beginning of Period	$ 6,276	$ 15,437	$ 15,479
Additions Charged to Costs and Expenses	171	48	48
Deductions	434	9,209	90
Balance at End of Period	6,013	6,276	15,437
Continuing Operations | Allowance for doubtful accounts, Accounts receivable
Allowance for doubtful accounts
Balance at Beginning of Period	17,895	14,380	15,827
Additions Charged to Costs and Expenses	40,729	39,081	52,045
Deductions	40,102	35,566	53,492
Balance at End of Period	18,522	17,895	14,380
Continuing Operations | Allowance for doubtful accounts, Notes receivable
Allowance for doubtful accounts
Balance at Beginning of Period	2,467	2,329	2,251
Additions Charged to Costs and Expenses	1,097	519	923
Deductions	739	381	845
Balance at End of Period	$ 2,825	$ 2,467	$ 2,329